Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4%(1)
Argentina – 0.2%
Banco Macro S.A. ADR	4,117	$149
Globant S.A.*	2,800	297
MercadoLibre, Inc.*	998	571
		1,017
Australia – 0.2%
IDP Education Ltd.	73,824	892
Brazil – 8.0%
B3 S.A. - Brasil Bolsa Balcao	206,200	2,203
Banco BTG Pactual S.A.*	14,700	278
Banco do Brasil S.A.*	117,300	1,544
Banco Santander Brasil S.A. ADR	11,503	140
BRF S.A.*	47,100	412
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	41,500	307
EDP - Energias do Brasil S.A.	36,100	199
Ez Tec Empreendimentos e Participacoes S.A.(2)	1	—
Hapvida Participacoes e Investimentos S.A.(3)	91,000	1,447
Iochpe-Maxion S.A.*	27,700	161
IRB Brasil Resseguros S/A	34,600	335
JBS S.A.	70,600	453
Localiza Rent a Car S.A.	29,400	347
Lojas Renner S.A.	28,500	399
Magazine Luiza S.A.	278,600	3,311
MRV Engenharia e Participacoes S.A.	58,800	315
Natura & Co. Holding S.A.	1,267,242	12,182
Notre Dame Intermedica Participacoes S.A.	229,200	3,893
Petrobras Distribuidora S.A.	65,200	488
Petroleo Brasileiro S.A. ADR (New York Exchange)*	194,653	3,103
Porto Seguro S.A.	15,400	241
Qualicorp Consultoria e Corretora de Seguros S.A.	39,700	367
Rumo S.A.*	63,500	412
SLC Agricola S.A.	35,400	219
Suzano S.A.	976,553	9,655
TOTVS S.A.*	84,300	1,354
Tupy S.A.	26,100	164
Vale S.A. ADR*	41,644	550
YDUQS Part	48,400	573
		45,052
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
Canada – 0.1%
CAE, Inc.	23,300	$617
Chile – 0.1%
CAP S.A.	12,704	96
Cencosud S.A.	204,732	270
Cia Cervecerias Unidas S.A. ADR	8,553	162
Enel Chile S.A.	428,917	41
		569
China – 20.0%
Advanced Technology & Materials Co. Ltd., Class A*	119,789	115
Agile Group Holdings Ltd.	280,000	422
Aier Eye Hospital Group Co. Ltd., Class A	126,200	717
Alibaba Group Holding Ltd. ADR (New York Exchange)*	104,329	22,128
Anhui Conch Cement Co. Ltd., Class H (OTC Exchange)	482,500	3,526
ANTA Sports Products Ltd.	387,600	3,471
Apeloa Pharmaceutical Co. Ltd., Class A	60,691	113
Baidu, Inc. ADR*	25,857	3,268
Bank of China Ltd., Class H	353,106	151
Beiqi Foton Motor Co. Ltd., Class A*	238,600	72
Centre Testing International Group Co. Ltd., Class A	1,532,200	3,280
CGN Power Co. Ltd., Class H(3)	1,628,400	435
Changjiang Securities Co. Ltd., Class A	101,500	104
China Communications Services Corp. Ltd., Class H	112,000	82
China Construction Bank Corp., Class H	1,667,569	1,444
China International Travel Service Corp. Ltd., Class A	29,851	382
China Lesso Group Holdings Ltd.	228,000	293
China Medical System Holdings Ltd.	64,000	92
China Merchants Bank Co. Ltd., Class H	396,500	2,044
China National Building Material Co. Ltd., Class H	328,000	366
China Telecom Corp. Ltd., Class H	1,130,000	464
China Yuhua Education Corp. Ltd.	378,000	256
Chongqing Brewery Co. Ltd., Class A	13,100	98
Chongyi Zhangyuan Tungsten Co. Ltd., Class A	109,398	83
CNOOC Ltd.	1,627,342	2,712

NORTHERN FUNDS QUARTERLY REPORT     1    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
China – 20.0%continued
CSPC Pharmaceutical Group Ltd.	62,000	$148
Dongfeng Motor Group Co. Ltd., Class H	5,690,000	5,361
Dongxing Securities Co. Ltd., Class A	50,900	96
Fiberhome Telecommunication Technologies Co. Ltd., Class A	25,600	101
Fujian Sunner Development Co. Ltd., Class A	103,600	358
GoerTek, Inc., Class A	34,300	98
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	38,000	130
Guangzhou R&F Properties Co. Ltd., Class H	216,909	401
Guoyuan Securities Co. Ltd., Class A	219,196	292
Hangzhou Tigermed Consulting Co. Ltd., Class A	45,500	413
Huapont Life Sciences Co. Ltd., Class A	142,491	101
Huaxia Bank Co. Ltd., Class A	82,800	91
Industrial & Commercial Bank of China Ltd., Class H	2,128,141	1,643
Inner Mongolia Eerduosi Resources Co. Ltd., Class A	24,047	31
JD.com, Inc. ADR*	94,371	3,325
Jiangsu Expressway Co. Ltd., Class H	50,000	69
Jiangsu Hengli Hydraulic Co. Ltd., Class A	117,200	837
Jiangsu Hengrui Medicine Co. Ltd., Class A	20,600	259
Jinduicheng Molybdenum Co. Ltd., Class A	294,000	338
Jointown Pharmaceutical Group Co. Ltd., Class A	124,692	253
Julong Co. Ltd., Class A*	82,076	132
Kweichow Moutai Co. Ltd., Class A	22,081	3,754
Lenovo Group Ltd.	172,000	116
Li Ning Co. Ltd.	763,500	2,289
Longfor Group Holdings Ltd.(3)	90,500	425
Meituan Dianping, Class B*	199,400	2,611
NetEase, Inc. ADR	6,190	1,898
New Oriental Education & Technology Group, Inc. ADR*	3,479	422
Oceanwide Holdings Co. Ltd., Class A	246,394	161
PICC Property & Casualty Co. Ltd., Class H	387,000	467
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
China – 20.0%continued
Ping An Healthcare and Technology Co. Ltd.(3) *	74,800	$546
Ping An Insurance Group Co. of China Ltd., Class H	587,000	6,954
Postal Savings Bank of China Co. Ltd., Class H(3)	681,000	463
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,291	88
Shandong Sinocera Functional Material Co. Ltd., Class A	28,693	94
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	80,000	96
Shanghai International Airport Co. Ltd., Class A	39,200	443
Shennan Circuits Co. Ltd., Class A	4,300	88
Shenzhen Expressway Co. Ltd., Class H	123,000	177
Shenzhen Sunway Communication Co. Ltd., Class A*	16,900	110
Sinolink Securities Co. Ltd., Class A	285,992	382
Sinopec Engineering Group Co. Ltd., Class H	305,000	183
Sinotruk Hong Kong Ltd.	220,000	470
SooChow Securities Co. Ltd., Class A	78,694	113
Sunny Optical Technology Group Co. Ltd.	174,800	3,033
Suzhou Victory Precision Manufacture Co. Ltd., Class A*	171,686	58
TAL Education Group ADR*	15,600	752
Tencent Holdings Ltd.	274,600	13,246
Transfar Zhilian Co. Ltd., Class A	66,338	67
Tsingtao Brewery Co. Ltd., Class H	16,000	108
Uni-President China Holdings Ltd.	271,000	285
Vipshop Holdings Ltd. ADR*	36,721	520
Want Want China Holdings Ltd.	6,459,200	6,049
Weichai Power Co. Ltd., Class H	235,000	497
Wuliangye Yibin Co. Ltd., Class A	133,900	2,557
Wuxi Biologics Cayman, Inc.(3) *	79,500	1,008
Yanzhou Coal Mining Co. Ltd., Class H	124,000	111
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	52,600	299
Yum China Holdings, Inc.	5,110	245
Zhejiang Expressway Co. Ltd., Class H	38,400	35
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,308,200	1,098
		112,913

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
Colombia – 0.1%
Ecopetrol S.A. ADR	18,514	$370
Egypt – 1.7%
Commercial International Bank Egypt S.A.E. (OTC Exchange)	1,767,018	9,140
Commercial International Bank Egypt S.A.E. GDR (Registered)	75,082	382
		9,522
France – 0.9%
Airbus S.E.	11,833	1,736
LVMH Moet Hennessy Louis Vuitton S.E.	4,113	1,915
Teleperformance	6,085	1,487
		5,138
Greece – 0.3%
National Bank of Greece S.A.*	473,768	1,609
Hong Kong – 2.9%
AIA Group Ltd.	200,200	2,106
Bosideng International Holdings Ltd.	301,600	108
China Education Group Holdings Ltd.	76,000	100
China Mobile Ltd.	1,125,585	9,504
China Overseas Land & Investment Ltd.	642,000	2,507
China Resources Cement Holdings Ltd.	153,600	196
China Resources Power Holdings Co. Ltd.	209,731	295
China Unicom Hong Kong Ltd.	398,000	376
CITIC Ltd.	195,000	261
Kunlun Energy Co. Ltd.	62,400	55
Shimao Property Holdings Ltd.	120,500	468
Yuexiu Property Co. Ltd.	1,582,000	366
		16,342
Hungary – 0.5%
OTP Bank Nyrt.	48,384	2,532
India – 8.1%
Asian Paints Ltd.	100,278	2,508
Bharat Electronics Ltd.	132,153	185
Dr. Reddy's Laboratories Ltd. ADR	9,015	366
Engineers India Ltd.	80,640	112
Escorts Ltd.	45,034	397
HDFC Bank Ltd.	137,264	2,446
Hero MotoCorp Ltd.	184,637	6,324
Hindalco Industries Ltd.	116,486	353
Hindustan Petroleum Corp. Ltd.	95,661	355
Hindustan Unilever Ltd.	20,615	556
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
India – 8.1%continued
Housing Development Finance Corp. Ltd.	104,907	$3,553
ICICI Bank Ltd.	256,807	1,945
ICICI Bank Ltd. ADR	46,322	699
Indian Oil Corp. Ltd.	58,824	104
Infosys Ltd. ADR	14,315	148
KEI Industries Ltd.	58,359	375
Larsen & Toubro Ltd. (National Stock Exchange of India)	81,191	1,478
Maruti Suzuki India Ltd.	4,189	433
National Aluminium Co. Ltd.	177,543	109
NMDC Ltd.	144,909	262
Oil & Natural Gas Corp. Ltd.	57,063	103
PVR Ltd.	24,354	649
Raymond Ltd.	5,879	55
REC Ltd.	180,897	363
Reliance Industries Ltd. (National Stock Exchange of India)	257,606	5,472
Sun Pharmaceutical Industries Ltd.	30,707	186
Tata Chemicals Ltd.	13,403	126
Tata Consultancy Services Ltd.	512,415	15,513
Tata Steel Ltd.	27,346	181
Vedanta Ltd.	9,926	21
WNS Holdings Ltd. ADR*	5,121	339
		45,716
Indonesia – 0.9%
Adaro Energy Tbk PT	1,633,700	182
Bank Rakyat Indonesia Persero Tbk PT	7,043,900	2,223
Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	7,051,300	2,156
Gudang Garam Tbk PT	41,250	157
Hanjaya Mandala Sampoerna Tbk PT	955,520	144
Kalbe Farma Tbk PT	610,700	71
Media Nusantara Citra Tbk PT	558,960	66
United Tractors Tbk PT	64,800	100
Wijaya Karya Persero Tbk PT	189,240	27
		5,126
Israel – 0.2%
CyberArk Software Ltd.*	11,900	1,387
Japan – 0.5%
Anritsu Corp.	45,000	888
Keyence Corp.	3,280	1,161
Sony Corp.	11,600	790
		2,839

NORTHERN FUNDS QUARTERLY REPORT     3    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
Malaysia – 0.2%
AirAsia Group Bhd.	213,912	$89
AMMB Holdings Bhd.	124,491	119
DiGi.Com Bhd.	84,580	92
MISC Bhd.	92,984	191
RHB Bank Bhd.	120,600	170
Westports Holdings Bhd.	195,400	202
		863
Mexico – 5.1%
Alfa S.A.B. de C.V., Series A	5,585,388	4,626
America Movil S.A.B. de C.V. ADR	468,411	7,495
Banco del Bajio S.A.	77,200	130
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	24,096	163
Coca-Cola Femsa S.A.B. de C.V. ADR	5,132	311
Fibra Uno Administracion S.A. de C.V.	181,200	281
Gentera S.A.B. de C.V.	99,600	102
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	117,100	877
Grupo Bimbo S.A.B. de C.V., Series A	1,192,644	2,173
Grupo Financiero Banorte S.A.B. de C.V., Series O (OTC Exchange)	325,500	1,817
Telesites S.A.B. de C.V.*	304,068	225
Wal-Mart de Mexico S.A.B. de C.V.	3,767,400	10,815
		29,015
Netherlands – 0.1%
ASML Holding N.V.	2,004	597
Peru – 0.0%
Credicorp Ltd.	1,030	220
Philippines – 0.8%
Ayala Land, Inc.	1,164,800	1,044
BDO Unibank, Inc.	392,260	1,223
DMCI Holdings, Inc.	324,300	42
Globe Telecom, Inc.	7,032	280
PLDT, Inc. ADR	5,182	103
SM Prime Holdings, Inc.	1,676,600	1,391
Universal Robina Corp.	157,200	451
		4,534
Poland – 0.2%
Dino Polska S.A.(3) *	10,055	382
Grupa Lotos S.A.	11,320	249
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
Poland – 0.2%continued
PLAY Communications S.A.	24,964	$230
Powszechna Kasa Oszczednosci Bank Polski S.A.	45,321	412
		1,273
Qatar – 0.1%
Ooredoo QPSC	81,849	159
Qatar National Bank QPSC	41,264	234
		393
Russia – 2.4%
Gazprom PJSC ADR	256,335	2,111
LUKOIL PJSC ADR (London Exchange)	32,718	3,250
MMC Norilsk Nickel PJSC ADR	69,610	2,129
Novolipetsk Steel PJSC GDR	10,105	233
Sberbank of Russia PJSC ADR (London Exchange)	261,853	4,309
Surgutneftegas PJSC ADR	18,819	152
Tatneft PJSC ADR	1,337	99
X5 Retail Group N.V. GDR (Registered)	34,365	1,186
		13,469
Saudi Arabia – 0.2%
Al Rajhi Bank	10,541	184
Arab National Bank	15,052	110
Jarir Marketing Co.	2,708	119
Riyad Bank	66,052	423
Saudi Industrial Investment Group	18,534	119
Saudi Telecom Co.	7,333	199
		1,154
South Africa – 4.3%
African Rainbow Minerals Ltd.	20,283	237
Barloworld Ltd. (OTC Exchange)	631,584	5,088
Bidvest Group (The) Ltd.	461,092	6,750
Clicks Group Ltd.	38,708	710
Exxaro Resources Ltd.	15,919	149
FirstRand Ltd.	90,787	408
Imperial Logistics Ltd.	51,045	213
Liberty Holdings Ltd.	12,580	100
MTN Group Ltd.	79,953	471
Naspers Ltd., Class N	3,393	555
Redefine Properties Ltd.	710,647	384
Reinet Investments S.C.A.	8,388	166
Sibanye Gold Ltd. ADR*	24,163	240
Standard Bank Group Ltd.	382,839	4,607

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
South Africa – 4.3%continued
Telkom S.A. SOC Ltd.	32,440	$81
Truworths International Ltd.	1,188,714	4,179
		24,338
South Korea – 14.9%
Amorepacific Corp.	39,100	6,743
Cheil Worldwide, Inc.	13,534	281
Daelim Industrial Co. Ltd.	1,383	108
DB Insurance Co. Ltd.	1,730	78
Doosan Bobcat, Inc.*	2,736	81
GS Engineering & Construction Corp.	6,335	169
Hana Financial Group, Inc.	15,647	497
Hyundai Glovis Co. Ltd.	1,170	144
Hyundai Marine & Fire Insurance Co. Ltd.	2,864	67
Hyundai Mobis Co. Ltd.	22,556	4,988
Hyundai Motor Co.	88,136	9,164
Industrial Bank of Korea	9,774	100
Kakao Corp.	1,244	165
Kia Motors Corp.	13,601	518
Korea Investment Holdings Co. Ltd.	1,055	66
Korea Zinc Co. Ltd.	746	275
KT&G Corp.	3,180	258
LG Household & Health Care Ltd.	2,038	2,220
LG Uplus Corp.	12,659	155
LOTTE Fine Chemical Co. Ltd.	1,758	68
Meritz Securities Co. Ltd.	29,490	96
NAVER Corp.	20,081	3,235
Orion Corp.	56,420	5,144
POSCO	34,062	6,940
Samsung Electronics Co. Ltd.	694,173	33,448
Shinhan Financial Group Co. Ltd.	32,703	1,223
SK Holdings Co. Ltd.	1,479	334
SK Hynix, Inc.	87,581	7,118
SK Telecom Co. Ltd.	601	124
Ssangyong Cement Industrial Co. Ltd.	13,335	65
		83,872
Sweden – 0.1%
Atlas Copco AB, Class A	14,511	578
Switzerland – 0.1%
Nestle S.A. (Registered)	5,104	553
Taiwan – 12.0%
Accton Technology Corp.	93,000	521
Catcher Technology Co. Ltd.	620,000	4,698
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
Taiwan – 12.0%continued
Chailease Holding Co. Ltd.	90,368	$417
Chicony Electronics Co. Ltd.	78,200	232
CTBC Financial Holding Co. Ltd.	1,854,000	1,386
Giant Manufacturing Co. Ltd.	112,000	796
Highwealth Construction Corp.	60,000	93
Hon Hai Precision Industry Co. Ltd.	2,507,668	7,600
Largan Precision Co. Ltd.	28,200	4,712
Lite-On Technology Corp.	244,000	402
MediaTek, Inc.	25,000	370
Mega Financial Holding Co. Ltd.	230,000	235
Phison Electronics Corp.	34,000	386
President Chain Store Corp.	21,000	213
Realtek Semiconductor Corp.	371,600	2,915
Taiwan Semiconductor Manufacturing Co. Ltd.	2,047,542	22,675
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	247,000	14,351
Tripod Technology Corp.	66,000	277
Unimicron Technology Corp.	199,000	280
Uni-President Enterprises Corp.	210,000	520
United Microelectronics Corp.	908,000	499
Win Semiconductors Corp.	242,000	2,375
Wiwynn Corp.	34,700	735
Yuanta Financial Holding Co. Ltd.	672,000	453
Zhen Ding Technology Holding Ltd.	84,000	402
		67,543
Thailand – 1.5%
Airports of Thailand PCL NVDR	553,800	1,369
CP ALL PCL NVDR	139,500	335
Major Cineplex Group PCL NVDR	81,800	69
PTT Exploration & Production PCL NVDR	108,600	449
PTT PCL NVDR	313,000	458
Quality Houses PCL NVDR	1,151,500	98
Siam Commercial Bank (The) PCL (Registered)	1,259,700	5,131
Sino-Thai Engineering & Construction PCL NVDR	203,300	96
Thanachart Capital PCL NVDR	153,663	274
		8,279
Turkey – 1.2%
Akbank T.A.S.*	79,059	108
BIM Birlesik Magazalar A.S.	27,025	212
Haci Omer Sabanci Holding A.S.	153,379	246

NORTHERN FUNDS QUARTERLY REPORT     5    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.4% (1)continued
Turkey – 1.2%continued
KOC Holding A.S.	97,963	$335
Turk Telekomunikasyon A.S.*	729,657	905
Turkcell Iletisim Hizmetleri A.S.	2,195,692	5,095
		6,901
United Arab Emirates – 1.0%
Abu Dhabi Islamic Bank PJSC	60,012	88
Aldar Properties PJSC	248,131	146
Dubai Investments PJSC	462,615	164
Dubai Islamic Bank PJSC	266,027	399
Emaar Properties PJSC	4,073,465	4,459
First Abu Dhabi Bank PJSC	144,600	596
		5,852
United Kingdom – 0.1%
AstraZeneca PLC	5,750	575
United States – 2.4%
Copa Holdings S.A., Class A	5,180	560
Estee Lauder (The) Cos., Inc., Class A	7,430	1,535
Facebook, Inc., Class A*	3,800	780
Mastercard, Inc., Class A	3,940	1,176
Match Group, Inc.*	6,150	505
Microsoft Corp.	17,700	2,791
Tenaris S.A. ADR	175,689	3,978
Visa, Inc., Class A	12,300	2,311
		13,636
Total Common Stocks
(Cost $395,050)		515,286

PARTICIPATION (EQUITY LINKED) NOTES – 0.4%
Saudi Arabia – 0.2%
Al Rajhi Bank, Issued by HSBC Bank PLC, Expires 1/19/21	26,050	454
Leejam Sports Co. JSC, Issued by HSBC Bank PLC, Expires 5/25/21	25,127	543
		997
	NUMBER OF SHARES	VALUE (000S)
PARTICIPATION (EQUITY LINKED) NOTES – 0.4% continued
Vietnam – 0.2%
Bank for Foreign Trade of Vietnam JSC, Issued by HSBC Bank PLC, Expires 10/29/20	342,140	$1,332
Bank for Foreign Trade of Vietnam JSC, Issued by JPMorgan Structured Products, Expires 10/18/21	31,000	121
		1,453
Total Participation (Equity Linked) Notes
(Cost $2,080)		2,450

PREFERRED STOCKS – 3.7%(1)
Brazil – 3.5%
Banco Bradesco S.A. ADR, 5.38%	134,430	1,203
Banco do Estado do Rio Grande do Sul S.A., Class B, 0.35%(4)	41,300	223
Cia Brasileira de Distribuicao ADR*	4,727	103
Itau Unibanco Holding S.A., 0.48%(4)	26,541	244
Itau Unibanco Holding S.A. ADR, 0.47%(4)	1,098,964	10,055
Lojas Americanas S.A.*	1,196,156	7,726
Petroleo Brasileiro S.A., 0.06%(4)	12,900	97
		19,651
South Korea – 0.2%
Samsung Electronics Co. Ltd., 3.1%(4)	35,175	1,373
Total Preferred Stocks
(Cost $14,916)		21,024

INVESTMENT COMPANIES – 3.9%
iShares Core MSCI Emerging Markets ETF	190,101	10,220
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(5) (6)	11,686,614	11,686
Total Investment Companies
(Cost $21,566)		21,906

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 1.97%, 1/9/20(7) (8)	$1,990	$1,990
Total Short-Term Investments
(Cost $1,989)		1,990

Total Investments – 99.8%
(Cost $435,601)		562,656
Other Assets less Liabilities – 0.2%		1,315
Net Assets – 100.0%		$563,971

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2019 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index	206	$11,538	Long	3/20	$242
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	9.1%
Consumer Discretionary	15.9
Consumer Staples	11.2
Energy	4.3
Financials	17.9
Health Care	2.0
Industrials	6.8
Information Technology	25.0
Materials	5.3
Real Estate	2.3
Utilities	0.2
Total	100.0%
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	22.6%
Korean Won	15.2
Hong Kong Dollar	14.3
Taiwan Dollar	9.5
Brazilian Real	8.8
Indian Rupee	7.9
All other currencies less than 5%	21.7
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in

NORTHERN FUNDS QUARTERLY REPORT     7    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued	December 31, 2019 (UNAUDITED)
their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,017	$—	$—	$1,017
Brazil	3,793	41,259	—	45,052
Canada	617	—	—	617
Chile	162	407	—	569
China	32,558	80,355	—	112,913
Colombia	370	—	—	370
Egypt	9,140	382	—	9,522
India	1,552	44,164	—	45,716
Israel	1,387	—	—	1,387
Mexico	29,015	—	—	29,015
Peru	220	—	—	220
Philippines	103	4,431	—	4,534
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
South Africa	$240	$24,098	$—	$24,338
Taiwan	14,871	52,672	—	67,543
United States	13,636	—	—	13,636
All Other Countries(1)	—	158,837	—	158,837
Total Common Stocks	108,681	406,605	—	515,286
Participation (Equity Linked) Notes(1)	—	2,450	—	2,450
Preferred Stocks:
Brazil	11,361	8,290	—	19,651
South Korea	—	1,373	—	1,373
Total Preferred Stocks	11,361	9,663	—	21,024
Investment Companies	21,906	—	—	21,906
Short-Term Investments	—	1,990	—	1,990
Total Investments	$141,948	$420,708	$—	$562,656
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$242	$—	$—	$242

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,164	$400,591	$410,068	$233	$11,687	11,686,614
MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9%(1)
Argentina – 0.2%
Globant S.A.*	4,727	$501
YPF S.A. ADR	96,400	1,117
		1,618
Australia – 2.0%
Appen Ltd.	22,152	350
Beach Energy Ltd.	563,637	997
Charter Hall Group	127,423	992
CSL Ltd.	64,076	12,435
Downer EDI Ltd.	66,927	385
Magellan Financial Group Ltd.	7,774	312
Mineral Resources Ltd.	45,142	525
Northern Star Resources Ltd.	49,598	392
OZ Minerals Ltd.	51,034	379
Saracen Mineral Holdings Ltd.*	108,220	251
Seven Group Holdings Ltd.	27,051	371
		17,389
Austria – 0.1%
Mayr Melnhof Karton A.G.	6,283	843
Belgium – 0.4%
Ageas	47,169	2,791
D'ieteren S.A./N.V.	6,025	423
Warehouses De Pauw - C.V.A.*	2,963	540
		3,754
Brazil – 0.4%
Embraer S.A. ADR	189,045	3,684
Canada – 6.4%
ARC Resources Ltd.	89,721	565
B2Gold Corp.	106,946	429
Barrick Gold Corp.	182,548	3,391
BRP, Inc. (Sub Voting)	12,707	579
Cameco Corp.	63,366	564
Canada Goose Holdings, Inc.*	13,669	495
Canadian Apartment Properties REIT	9,379	383
Canadian Imperial Bank of Commerce	15,897	1,323
Canadian Pacific Railway Ltd.	41,210	10,506
Canadian Western Bank	14,019	344
Celestica, Inc.*	117,802	974
Detour Gold Corp.*	29,435	570
Dollarama, Inc.	97,450	3,349
Dorel Industries, Inc., Class B	46,239	213
E-L Financial Corp. Ltd.	1,793	1,145
Encana Corp. (New York Exchange)	983,892	4,607
Finning International, Inc.	20,001	390
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Canada – 6.4%continued
Gildan Activewear, Inc.	32,935	$974
IMAX Corp.*	13,069	267
Kinross Gold Corp.*	342,551	1,624
Kirkland Lake Gold Ltd.	9,211	406
Lululemon Athletica, Inc.*	25,026	5,798
Manulife Financial Corp.	92,187	1,871
Norbord, Inc.	10,645	285
Northland Power, Inc.	20,753	435
Pan American Silver Corp.	20,076	476
Parex Resources, Inc.*	38,026	707
Shopify, Inc., Class A*	29,715	11,814
Stantec, Inc.	14,008	396
Tamarack Valley Energy Ltd.*	162,031	249
TFI International, Inc.	13,510	455
Tourmaline Oil Corp.	49,843	584
Tricon Capital Group, Inc.	47,413	388
		56,556
China – 2.2%
Baidu, Inc. ADR*	31,695	4,006
China Telecom Corp. Ltd., Class H	6,627,480	2,720
Dongfeng Motor Group Co. Ltd., Class H	2,928,119	2,759
Sinopharm Group Co. Ltd., Class H	245,958	900
Tencent Holdings Ltd.	178,105	8,591
		18,976
Czech Republic – 0.1%
O2 Czech Republic A.S.	56,860	587
Denmark – 1.4%
AP Moller - Maersk A/S, Class B	2,207	3,185
Dfds A/S	9,005	441
Drilling Co. of 1972 (The) A/S*	3,285	217
DSV PANALPINA A/S	63,200	7,316
GN Store Nord A/S	8,784	414
Royal Unibrew A/S	8,454	775
		12,348
Finland – 0.5%
Adapteo OYJ*	19,431	238
Kemira OYJ	27,517	409
Nokia OYJ	701,142	2,601
Outotec OYJ*	52,150	337
TietoEVRY OYJ	9,089	283
Valmet OYJ	20,479	491
		4,359

NORTHERN FUNDS QUARTERLY REPORT     9    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
France – 8.9%
Air France-KLM*	77,513	$863
Alstom S.A.	6,933	328
Alten S.A.	5,646	715
Arkema S.A.	7,510	801
BNP Paribas S.A.	137,769	8,201
Carrefour S.A.	136,148	2,287
Cie de Saint-Gobain	120,925	4,969
Danone S.A.	26,713	2,217
Eiffage S.A.	7,953	911
Engie S.A.	166,626	2,693
EssilorLuxottica S.A.	13,251	2,024
EssilorLuxottica S.A.	47,823	7,260
Faurecia S.E.	7,947	431
Fnac Darty S.A.*	3,854	229
Korian S.A.	11,100	523
LVMH Moet Hennessy Louis Vuitton S.E.	22,983	10,704
Nexans S.A.	8,864	433
Nexity S.A.	8,420	423
Pernod Ricard S.A.	37,140	6,648
Renault S.A.	50,707	2,406
Rexel S.A.	234,234	3,119
Savencia S.A.	18,165	1,252
SCOR S.E.	7,002	294
Societe BIC S.A.	12,121	844
Societe Generale S.A.	110,360	3,856
SOITEC*	3,874	409
Teleperformance	5,628	1,375
Television Francaise 1	40,252	335
TOTAL S.A. (OTC Exchange)	203,082	11,223
Worldline S.A./France(2) *	5,004	355
		78,128
Germany – 5.8%
adidas A.G.	20,622	6,702
alstria office REIT-A.G.	32,279	607
AURELIUS Equity Opportunities S.E. & Co. KGaA	6,699	293
BASF S.E.	87,249	6,617
Bayer A.G. (Registered)	38,971	3,186
Bechtle A.G.	3,617	508
Carl Zeiss Meditec A.G. (Bearer)	7,541	962
CECONOMY A.G.*	149,213	909
Commerzbank A.G.	57,728	358
CTS Eventim A.G. & Co. KGaA	4,348	273
Daimler A.G. (Registered)	65,388	3,625
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Germany – 5.8%continued
Deutsche Lufthansa A.G. (Registered)	94,946	$1,747
Deutsche Pfandbriefbank A.G.	32,671	535
Deutsche Post A.G. (Registered)	83,193	3,176
Draegerwerk A.G. & Co. KGaA	33,490	1,488
Draegerwerk A.G. & Co. KGaA	2,365	623
E.ON S.E.	121,567	1,300
Fraport A.G. Frankfurt Airport Services Worldwide	4,564	388
Gerresheimer A.G.	4,330	336
HelloFresh S.E.*	15,371	323
Infineon Technologies A.G.	49,425	1,133
KION Group A.G.	6,502	449
Krones A.G.	19,180	1,458
METRO A.G.	48,304	779
Rheinmetall A.G.	2,760	317
RHOEN-KLINIKUM A.G.	66,289	1,301
RTL Group S.A.	13,431	662
RWE A.G.	36,931	1,135
Salzgitter A.G.	17,808	395
SAP S.E.	28,338	3,819
Siemens A.G. (Registered)	36,386	4,756
TAG Immobilien A.G.*	25,424	632
		50,792
Hong Kong – 2.6%
AIA Group Ltd.	816,000	8,586
China High Precision Automation Group Ltd.(3) *	982,000	5
China Merchants Port Holdings Co. Ltd.	512,088	868
China Mobile Ltd.	862,783	7,285
China Mobile Ltd.	155,000	1,309
China Unicom Hong Kong Ltd.	3,533,403	3,335
First Pacific Co. Ltd.	1,074,000	365
Melco International Development Ltd.	182,000	512
Towngas China Co. Ltd.*	378,000	262
Yue Yuen Industrial Holdings Ltd.	184,500	545
		23,072
Hungary – 0.0%
Magyar Telekom Telecommunications PLC	264,442	400
India – 1.0%
HDFC Bank Ltd. ADR	138,171	8,756
Ireland – 3.9%
Accenture PLC, Class A	51,609	10,867
AIB Group PLC	253,924	894

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Ireland – 3.9%continued
Bank of Ireland Group PLC	466,021	$2,555
C&C Group PLC	283,445	1,524
Dalata Hotel Group PLC	49,009	284
Experian PLC	312,998	10,586
ICON PLC*	26,479	4,560
Ryanair Holdings PLC ADR*	32,138	2,816
UDG Healthcare PLC	52,988	567
		34,653
Isle of Man – 0.1%
GVC Holdings PLC	37,914	445
Israel – 0.2%
Israel Discount Bank Ltd., Class A	59,392	276
Taro Pharmaceutical Industries Ltd.*	16,813	1,478
		1,754
Italy – 2.8%
ACEA S.p.A.	24,941	516
Amplifon S.p.A.	25,321	729
Assicurazioni Generali S.p.A.	95,985	1,981
Banca Mediolanum S.p.A.	27,050	269
BPER Banca	311,561	1,568
Buzzi Unicem S.p.A.	21,427	540
Credito Emiliano S.p.A.	162,052	944
DiaSorin S.p.A.	3,035	393
Eni S.p.A.	349,723	5,434
Infrastrutture Wireless Italiane S.p.A.	35,960	352
Saipem S.p.A.*	392,069	1,917
Saras S.p.A.	151,427	244
UniCredit S.p.A.	700,365	10,240
		25,127
Japan – 16.8%
Adastria Co. Ltd.	16,100	366
ADEKA Corp.	69,500	1,046
Advantest Corp.	7,400	419
Anritsu Corp.	23,600	466
Benesse Holdings, Inc.	21,591	568
Calbee, Inc.	53,500	1,740
Canon, Inc.	47,041	1,283
Capcom Co. Ltd.	11,700	325
Chiyoda Corp.*	89,523	232
Chudenko Corp.	41,900	967
Citizen Watch Co. Ltd.	214,226	1,162
Dai Nippon Printing Co. Ltd.	50,500	1,371
Daihen Corp.	8,900	293
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Japan – 16.8%continued
Dai-ichi Life Holdings, Inc.	157,250	$2,590
Daiseki Co. Ltd.	10,800	310
DeNA Co. Ltd.	84,255	1,355
Denka Co. Ltd.	9,200	273
Dip Corp.	16,000	473
East Japan Railway Co.	23,100	2,085
Eiken Chemical Co. Ltd.	20,800	384
Eisai Co. Ltd.	14,931	1,112
FANUC Corp.	27,900	5,153
Fuji Corp.	18,600	340
Fuji Media Holdings, Inc.	106,491	1,511
Fuji Oil Holdings, Inc.	8,500	229
Fujitsu Ltd.	16,897	1,594
FULLCAST Holdings Co. Ltd.	14,300	326
Gree, Inc.	195,170	885
Hachijuni Bank (The) Ltd.	274,700	1,196
Hitachi Metals Ltd.	30,062	442
Honda Motor Co. Ltd.	195,906	5,526
Inpex Corp.	306,595	3,198
Invincible Investment Corp.	922	525
Japan Lifeline Co. Ltd.	18,000	246
JGC Holdings Corp.	162,425	2,614
JSR Corp.	164,840	3,013
Kanamoto Co. Ltd.	10,900	281
KDDI Corp.	95,600	2,844
Kenedix Office Investment Corp.	59	456
Keyence Corp.	21,520	7,617
Kissei Pharmaceutical Co. Ltd.	76,300	2,165
Kumagai Gumi Co. Ltd.	10,900	331
Lasertec Corp.	17,200	876
Maeda Corp.	39,500	384
Makino Milling Machine Co. Ltd.	5,900	268
Matsumotokiyoshi Holdings Co. Ltd.	10,400	405
Medipal Holdings Corp.	42,700	942
Mitsubishi Estate Co. Ltd.	111,500	2,132
Mitsubishi Heavy Industries Ltd.	56,975	2,204
Mitsubishi Motors Corp.	311,300	1,296
Mitsubishi Shokuhin Co. Ltd.	64,200	1,815
Mitsubishi Tanabe Pharma Corp.	144,400	2,663
Mitsubishi UFJ Financial Group, Inc.	883,069	4,773
Mizuho Financial Group, Inc.	1,466,496	2,255
Murata Manufacturing Co. Ltd.	18,900	1,169
NET One Systems Co. Ltd.	34,200	879
Nikon Corp.	141,803	1,733

NORTHERN FUNDS QUARTERLY REPORT     11    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Japan – 16.8%continued
Nippon Accommodations Fund, Inc.	84	$531
Nippon Suisan Kaisha Ltd.	69,400	415
Nippon Television Holdings, Inc.	86,476	1,154
Nissan Motor Co. Ltd.	368,310	2,141
Nitto Denko Corp.	33,790	1,896
Nomura Holdings, Inc.	483,200	2,482
North Pacific Bank Ltd.	100,200	223
Open House Co. Ltd.	17,300	495
PALTAC Corp.	9,900	473
Penta-Ocean Construction Co. Ltd.	71,200	440
Rengo Co. Ltd.	35,100	267
Resona Holdings, Inc.	619,700	2,702
Resorttrust, Inc.	16,000	272
Sankyo Co. Ltd.	46,700	1,548
Sankyu, Inc.	6,400	322
Sanwa Holdings Corp.	35,300	395
Sawai Pharmaceutical Co. Ltd.	7,700	488
Sega Sammy Holdings, Inc.	108,200	1,576
Seino Holdings Co. Ltd.	26,700	360
Shiga Bank (The) Ltd.	15,200	385
Shimamura Co. Ltd.	26,968	2,058
Ship Healthcare Holdings, Inc.	9,300	431
Shizuoka Bank (The) Ltd.	209,300	1,558
Sompo Holdings, Inc.	32,500	1,273
Starts Corp., Inc.	12,000	306
Sumitomo Bakelite Co. Ltd.	5,900	221
Sumitomo Mitsui Financial Group, Inc.	179,450	6,606
Sumitomo Mitsui Trust Holdings, Inc.	67,812	2,676
Sushiro Global Holdings Ltd.	6,100	525
T&D Holdings, Inc.	346,071	4,368
Taisho Pharmaceutical Holdings Co. Ltd.	10,500	776
Taiyo Yuden Co. Ltd.	12,300	377
Takasago Thermal Engineering Co. Ltd.	18,800	336
Takeda Pharmaceutical Co. Ltd.	248,713	9,853
THK Co. Ltd.	53,800	1,444
TIS, Inc.	14,500	857
Toagosei Co. Ltd.	119,500	1,378
Toda Corp.	41,000	270
Tokai Carbon Co. Ltd.	29,700	296
Tokyo Ohka Kogyo Co. Ltd.	33,000	1,285
Tokyo Steel Manufacturing Co. Ltd.	44,500	321
Tomy Co. Ltd.	25,400	329
Toyo Suisan Kaisha Ltd.	35,500	1,510
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Japan – 16.8%continued
Toyo Tire Corp.	26,200	$376
TSI Holdings Co. Ltd.	150,900	762
TV Asahi Holdings Corp.	61,500	1,138
UT Group Co. Ltd.	10,900	325
Wacoal Holdings Corp.	41,200	1,103
Yamato Kogyo Co. Ltd.	11,000	275
Z Holdings Corp.	708,119	2,967
Zenkoku Hosho Co. Ltd.	14,100	603
		148,274
Jordan – 0.1%
Hikma Pharmaceuticals PLC	17,948	475
Malaysia – 0.1%
CIMB Group Holdings Bhd.	699,100	880
Mexico – 0.9%
Cemex S.A.B. de C.V. ADR (Participation Certificate)	158,475	599
Fibra Uno Administracion S.A. de C.V.	834,994	1,293
Industrias Bachoco S.A.B. de C.V., Series B	113,065	487
Wal-Mart de Mexico S.A.B. de C.V.	1,923,396	5,522
		7,901
Netherlands – 4.0%
ABN AMRO Bank N.V. - C.V.A.(2)	155,637	2,843
Akzo Nobel N.V.	26,118	2,663
Argenx S.E.*	1,901	306
ASM International N.V.	5,412	612
ASML Holding N.V. (Registered)	26,915	7,965
ASR Nederland N.V.	13,471	505
Euronext N.V.	7,519	613
ING Groep N.V. (OTC Exchange)	510,934	6,140
Intertrust N.V.	15,014	292
PostNL N.V.	419,697	947
Royal Dutch Shell PLC, Class B	354,996	10,578
SBM Offshore N.V.	23,388	437
TKH Group N.V. - C.V.A.	4,893	274
VEON Ltd. ADR	471,489	1,193
		35,368
New Zealand – 0.0%
Summerset Group Holdings Ltd.	66,210	397
Norway – 0.6%
Bakkafrost P/F	4,762	353
Equinor ASA	94,190	1,884

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Norway – 0.6%continued
FLEX LNG Ltd.	23,317	$241
Norsk Hydro ASA	714,376	2,667
		5,145
Russia – 0.6%
Gazprom PJSC ADR	310,114	2,554
LUKOIL PJSC ADR (London Exchange)	15,499	1,540
Sberbank of Russia PJSC ADR (London Exchange)	99,283	1,633
		5,727
Singapore – 0.1%
Frasers Logistics & Industrial Trust	496,400	458
Slovenia – 0.1%
Nova Ljubljanska Banka dd GDR	63,980	890
South Africa – 0.4%
Gold Fields Ltd. ADR	245,308	1,619
Impala Platinum Holdings Ltd.*	110,946	1,138
MTN Group Ltd.	186,056	1,096
		3,853
South Korea – 3.0%
AfreecaTV Co. Ltd.	7,061	420
Douzone Bizon Co. Ltd.	6,423	449
F&F Co. Ltd.	3,457	334
GS Home Shopping, Inc.	1,739	223
Kangwon Land, Inc.	17,428	446
KB Financial Group, Inc.	69,334	2,863
Korea United Pharm, Inc.	8,997	143
KT Corp. ADR	228,115	2,646
KT&G Corp.	16,793	1,361
Lotte Chilsung Beverage Co. Ltd.*	4,586	554
Lotte Confectionery Co. Ltd.	2,082	269
Lotte Corp.	13,195	444
Maeil Dairies Co. Ltd.	4,547	337
NongShim Co. Ltd.	2,788	578
Partron Co. Ltd.	23,661	269
S-1 Corp.	17,785	1,441
Samsung Electronics Co. Ltd.	98,599	4,751
Samsung Engineering Co. Ltd.*	21,414	355
Seegene, Inc.*	3,810	100
SFA Engineering Corp.	10,023	400
Shinhan Financial Group Co. Ltd.	63,726	2,383
SK Innovation Co. Ltd.	5,018	647
SK Telecom Co. Ltd.	19,216	3,953
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
South Korea – 3.0%continued
SL Corp.	12,318	$193
Soulbrain Co. Ltd.	8,351	609
		26,168
Spain – 1.7%
Almirall S.A.	19,572	323
Amadeus IT Group S.A.	80,350	6,584
Applus Services S.A.	17,891	229
Atresmedia Corp. de Medios de Comunicacion S.A.	233,634	913
Bankinter S.A.	29,898	220
CaixaBank S.A. (OTC Exchange)	1,684,680	5,313
Cia de Distribucion Integral Logista Holdings S.A.	17,494	395
Masmovil Ibercom S.A.*	20,770	475
Merlin Properties Socimi S.A.	59,285	852
		15,304
Sweden – 1.1%
Atlas Copco AB, Class A	170,082	6,780
Dometic Group AB	34,908	352
Evolution Gaming Group AB	18,764	565
Loomis AB, Class B	10,993	455
Peab AB, Class B	31,403	314
Resurs Holding AB	48,459	311
Stillfront Group AB*	9,036	355
Wihlborgs Fastigheter AB	36,434	671
		9,803
Switzerland – 8.4%
ABB Ltd. (Registered)	206,701	4,990
Adecco Group A.G. (Registered)	69,832	4,415
Alcon, Inc.*	119,385	6,763
Barry Callebaut A.G. (Registered)	132	292
Bucher Industries A.G. (Registered)	903	317
Cembra Money Bank A.G.	2,601	285
Chubb Ltd.	52,483	8,169
Cie Financiere Richemont S.A. (Registered)	10,196	800
Coca-Cola HBC A.G. - CDI*	17,064	582
Forbo Holding A.G. (Registered)	234	398
Geberit A.G. (Registered)	10,230	5,743
Georg Fischer A.G. (Registered)	288	293
Helvetia Holding A.G. (Registered)	2,061	291
Julius Baer Group Ltd.*	68,351	3,530
LafargeHolcim Ltd. (Registered)*	67,491	3,742
Logitech International S.A. (Registered)	20,110	953

NORTHERN FUNDS QUARTERLY REPORT     13    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Switzerland – 8.4%continued
Nestle S.A. (Registered)	82,514	$8,939
Novartis A.G. (Registered)	41,701	3,951
Pargesa Holding S.A. (Bearer)	20,039	1,665
PSP Swiss Property A.G. (Registered)	4,248	587
Roche Holding A.G. (Genusschein)	8,666	2,810
Sika A.G. (Registered)	38,125	7,180
Straumann Holding A.G. (Registered)	564	554
Sulzer A.G. (Registered)	3,538	395
Swiss Life Holding A.G. (Registered)	2,084	1,045
UBS Group A.G. (Registered)*	375,777	4,743
Vontobel Holding A.G. (Registered)	7,241	518
Wizz Air Holdings PLC*	10,762	556
		74,506
Taiwan – 1.6%
Asustek Computer, Inc.	181,000	1,398
Innolux Corp.	3,711,000	1,033
Shin Kong Financial Holding Co. Ltd.*	3,918,128	1,354
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,621	10,146
		13,931
Thailand – 0.2%
Kasikornbank PCL NVDR	359,100	1,800
United Kingdom – 13.4%
Aggreko PLC	28,439	314
Anglo American PLC	103,434	2,985
Ashmore Group PLC	76,150	524
AstraZeneca PLC	31,225	3,124
Atlantica Yield PLC	10,794	285
Auto Trader Group PLC(2)	54,661	432
Avast PLC	61,501	370
AVEVA Group PLC	4,827	298
Aviva PLC	479,137	2,673
B&M European Value Retail S.A.	52,506	286
Babcock International Group PLC	248,897	2,080
Balfour Beatty PLC	254,111	882
Barclays PLC	2,019,938	4,824
Beazley PLC	36,834	272
Bellway PLC	6,402	323
BP PLC	1,379,782	8,661
British American Tobacco PLC	116,334	4,956
British Land (The) Co. PLC	183,206	1,560
BT Group PLC	1,067,987	2,737
Cairn Energy PLC*	134,195	366
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
United Kingdom – 13.4%continued
Centrica PLC	1,452,156	$1,731
Cineworld Group PLC	136,996	398
Clinigen Group PLC	32,196	395
Cobham PLC	308,256	671
Compass Group PLC	316,424	7,927
Computacenter PLC	22,910	536
Cranswick PLC	7,548	339
De La Rue PLC	215,639	407
Electrocomponents PLC	40,871	367
G4S PLC	317,989	925
HomeServe PLC	18,113	303
HSBC Holdings PLC	529,650	4,159
Intermediate Capital Group PLC	27,021	578
ITV PLC	522,315	1,048
J Sainsbury PLC	1,493,462	4,578
JD Sports Fashion PLC	96,755	1,081
Johnson Matthey PLC	51,264	2,040
Kingfisher PLC (OTC Exchange)	1,445,256	4,191
Land Securities Group PLC	122,677	1,612
Linde PLC	20,809	4,467
Lloyds Banking Group PLC	1,571,671	1,312
LondonMetric Property PLC	119,593	376
Marks & Spencer Group PLC	1,336,652	3,791
Meggitt PLC	54,486	475
Micro Focus International PLC	101,915	1,439
Mitie Group PLC	558,267	1,073
National Express Group PLC	77,948	486
Nomad Foods Ltd.*	15,385	344
OneSavings Bank PLC	78,562	452
Premier Foods PLC*	930,195	468
Prudential PLC	209,221	4,026
Redrow PLC	43,491	430
RELX PLC	75,091	1,894
Rolls-Royce Holdings PLC*	505,655	4,579
Safestore Holdings PLC	64,615	690
Smith & Nephew PLC	256,207	6,189
SSE PLC	124,072	2,377
Standard Chartered PLC	393,026	3,712
Stock Spirits Group PLC	102,265	280
Tate & Lyle PLC	57,554	580
Trainline PLC*	52,237	352
UNITE Group (The) PLC	36,785	615
Vesuvius PLC	48,949	327

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
United Kingdom – 13.4%continued
Vodafone Group PLC	1,770,256	$3,437
Wm Morrison Supermarkets PLC	1,012,014	2,694
		118,103
United States – 1.8%
Banco Latinoamericano de Comercio Exterior S.A., Class E	38,437	822
Mettler-Toledo International, Inc.*	7,810	6,196
ResMed, Inc.	58,743	9,103
		16,121
Total Common Stocks
(Cost $698,224)		828,345

PREFERRED STOCKS – 0.9%(1)
Germany – 0.9%
Volkswagen A.G., 2.73%(4)	39,826	7,873
Total Preferred Stocks
(Cost $5,774)		7,873

INVESTMENT COMPANIES – 4.2%
iShares Core MSCI EAFE ETF	3,664	239
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(5) (6)	36,514,630	36,515
Vanguard FTSE Developed Markets ETF	15,819	697
Total Investment Companies
(Cost $37,349)		37,451

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.5%
U.S. Treasury Bill, 1.97%, 1/9/20(7) (8)	$4,460	$4,459
Total Short-Term Investments
(Cost $4,458)		4,459

Total Investments – 99.5%
(Cost $745,805)		878,128
Other Assets less Liabilities – 0.5%		4,072
Net Assets – 100.0%		$882,200

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2019 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index	170	$17,310	Long	3/20	$152

NORTHERN FUNDS QUARTERLY REPORT     15    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued	December 31, 2019 (UNAUDITED)
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.4%
Consumer Discretionary	12.1
Consumer Staples	6.6
Energy	7.0
Financials	19.6
Health Care	10.7
Industrials	15.7
Information Technology	10.6
Materials	7.0
Real Estate	2.0
Utilities	1.3
Total	100.0%
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	24.1%
United States Dollar	18.6
Japanese Yen	17.0
British Pound	15.8
Swiss Franc	7.5
All other currencies less than 5%	17.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,618	$—	$—	$1,618
Brazil	3,684	—	—	3,684
Canada	56,556	—	—	56,556
China	4,006	14,970	—	18,976
Hong Kong	—	23,067	5	23,072
India	8,756	—	—	8,756
Ireland	18,243	16,410	—	34,653
Israel	1,478	276	—	1,754
Mexico	7,901	—	—	7,901
Netherlands	9,158	26,210	—	35,368
Slovenia	890	—	—	890
South Africa	1,619	2,234	—	3,853
South Korea	2,646	23,522	—	26,168
Switzerland	8,169	66,337	—	74,506
Taiwan	10,146	3,785	—	13,931
United Kingdom	629	117,474	—	118,103
United States	16,121	—	—	16,121
All Other Countries(1)	—	382,435	—	382,435
Total Common Stocks	151,620	676,720	5	828,345
Preferred Stocks(1)	—	7,873	—	7,873
Investment Companies	37,451	—	—	37,451
Short-Term Investments	—	4,459	—	4,459
Total Investments	$189,071	$689,052	$5	$878,128
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$152	$—	$—	$152

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$37,612	$237,918	$239,015	$521	$36,515	36,514,630
MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9%(1)
Australia – 4.4%
Atlas Arteria Ltd.	2,086,245	$11,471
AusNet Services	4,805,424	5,730
Spark Infrastructure Group	12,228,175	17,974
Transurban Group (OTC Exchange)	1,549,929	16,252
		51,427
Brazil – 1.9%
CPFL Energia S.A.	1,092,400	9,485
EDP - Energias do Brasil S.A.	338,900	1,864
Transmissora Alianca de Energia Eletrica S.A.	1,330,400	10,326
		21,675
Canada – 8.3%
Atco Ltd., Class I	129,600	4,967
Enbridge, Inc.	895,308	35,597
Hydro One Ltd.(2)	1,881,620	36,342
TC Energy Corp.	377,101	20,084
		96,990
Chile – 0.4%
Aguas Andinas S.A., Class A	9,886,975	4,192
France – 9.3%
Eutelsat Communications S.A.	854,242	13,895
Getlink S.E.	2,130,265	37,073
SES S.A.	1,159,546	16,304
Vinci S.A. (OTC Exchange)	372,728	41,408
		108,680
Germany – 3.3%
Fraport A.G. Frankfurt Airport Services Worldwide	459,366	39,044
Hong Kong – 1.7%
Power Assets Holdings Ltd.	2,658,000	19,434
Italy – 13.6%
ASTM S.p.A.	155,351	4,700
Atlantia S.p.A. (OTC Exchange)	2,009,317	46,872
Hera S.p.A.	2,530,833	11,095
Italgas S.p.A.	1,770,750	10,830
Snam S.p.A.	7,846,461	41,344
Societa Iniziative Autostradali e Servizi S.p.A.	223,802	3,751
Terna Rete Elettrica Nazionale S.p.A.	5,895,523	39,447
		158,039
Japan – 1.3%
Tokyo Gas Co. Ltd.	618,500	15,006
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.9% (1)continued
Mexico – 0.7%
ALEATICA S.A.B. de C.V.	5,816,989	$8,645
Netherlands – 2.7%
Koninklijke Vopak N.V.	580,585	31,519
Portugal – 0.4%
REN - Redes Energeticas Nacionais SGPS S.A.	1,688,169	5,152
Spain – 3.5%
Ferrovial S.A.	1,351,234	40,992
Switzerland – 1.6%
Flughafen Zurich A.G. (Registered)	105,052	19,176
United Kingdom – 16.8%
National Grid PLC	6,245,757	78,490
Pennon Group PLC	1,439,075	19,589
Severn Trent PLC	1,621,507	54,116
United Utilities Group PLC	3,437,189	43,173
		195,368
United States – 25.0%
Ameren Corp.	127,800	9,815
Atmos Energy Corp.	227,287	25,424
CMS Energy Corp.	100,253	6,300
Crown Castle International Corp.	116,051	16,497
CSX Corp.	317,000	22,938
Dominion Energy, Inc.	115,600	9,574
Edison International	204,924	15,453
Kansas City Southern	35,100	5,376
Kinder Morgan, Inc.	1,672,412	35,405
NiSource, Inc.	1,036,321	28,851
Norfolk Southern Corp.	213,000	41,350
SBA Communications Corp.	39,320	9,476
Sempra Energy	127,632	19,334
SJW Group	97,700	6,942
Union Pacific Corp.	53,600	9,690
Williams (The) Cos., Inc.	1,201,524	28,500
		290,925
Total Common Stocks
(Cost $942,385)		1,106,264

INVESTMENT COMPANIES – 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(3) (4)	52,280,903	52,281
Total Investment Companies
(Cost $52,281)		52,281

NORTHERN FUNDS QUARTERLY REPORT     17    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.97%, 1/9/20(5) (6)	$1,750	$1,749
Total Short-Term Investments
(Cost $1,749)		1,749

Total Investments – 99.5%
(Cost $996,415)		1,160,294
Other Assets less Liabilities – 0.5%		5,437
Net Assets – 100.0%		$1,165,731

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	81	$13,086	Long	3/20	$272
MSCI EAFE Index	99	10,081	Long	3/20	129
Total					$401
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.7%
Energy	13.7
Industrials	31.5
Real Estate	2.4
Utilities	49.7
Total	100.0%
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.1%
United States Dollar	29.6
British Pound	16.9
Canadian Dollar	8.4
All other currencies less than 5%	12.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$96,990	$—	$—	$96,990
Mexico	8,645	—	—	8,645
United States	290,925	—	—	290,925
All Other Countries(1)	—	709,704	—	709,704
Total Common Stocks	396,560	709,704	—	1,106,264
Investment Companies	52,281	—	—	52,281
Short-Term Investments	—	1,749	—	1,749
Total Investments	$448,841	$711,453	$—	$1,160,294

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$401	$—	$—	$401

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$49,913	$405,089	$402,721	$807	$52,281	52,280,903
NORTHERN FUNDS QUARTERLY REPORT     19    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.0%
Australia – 4.7%
BGP Holdings PLC(1) *	3,277,404	$—
Dexus	157,042	1,292
Goodman Group	176,790	1,662
Mirvac Group (OTC Exchange)	482,329	1,079
National Storage REIT	1,023,834	1,320
		5,353
Belgium – 2.0%
Shurgard Self Storage S.A.	30,107	1,149
Warehouses De Pauw - C.V.A.*	5,851	1,066
		2,215
Canada – 3.6%
Allied Properties Real Estate Investment Trust	20,713	831
Boardwalk Real Estate Investment Trust	53,192	1,881
Granite Real Estate Investment Trust	26,169	1,330
		4,042
France – 1.8%
Gecina S.A.	2,657	476
Unibail-Rodamco-Westfield	9,972	1,576
		2,052
Germany – 2.9%
alstria office REIT-A.G.	11,750	221
Deutsche Wohnen S.E.	34,312	1,402
LEG Immobilien A.G.	7,698	912
Vonovia S.E.	14,502	781
		3,316
Hong Kong – 6.4%
CK Asset Holdings Ltd.	127,836	926
ESR Cayman Ltd.*	225,200	509
Fortune Real Estate Investment Trust	727,000	849
Hang Lung Properties Ltd.	524,000	1,145
Link REIT	192,500	2,044
Sun Hung Kai Properties Ltd.	81,731	1,254
Swire Properties Ltd.	163,880	544
		7,271
India – 0.6%
Embassy Office Parks REIT	113,000	671
Japan – 11.3%
Advance Residence Investment Corp.	509	1,614
Daito Trust Construction Co. Ltd.	10,000	1,238
Daiwa House Industry Co. Ltd.	51,200	1,586
GLP J-Reit	1,029	1,280
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.0% continued
Japan – 11.3%continued
Invesco Office J-Reit, Inc.	796	$165
Japan Logistics Fund, Inc.	499	1,273
Kenedix Office Investment Corp.	184	1,422
Kenedix Residential Next Investment Corp.	232	438
LaSalle Logiport REIT	314	466
MCUBS MidCity Investment Corp.	193	210
Mitsubishi Estate Co. Ltd.	59,721	1,142
Mitsui Fudosan Co. Ltd.	65,824	1,608
Tokyu Fudosan Holdings Corp.	48,299	333
		12,775
Jersey – 0.3%
Atrium European Real Estate Ltd.*	72,231	279
Mexico – 0.5%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	284,330	513
Norway – 0.9%
Entra ASA	59,274	980
Singapore – 4.5%
Ascendas India Trust	1,053,900	1,215
CapitaLand Commercial Trust	578,120	856
CapitaLand Ltd.	165,499	461
City Developments Ltd.	113,398	925
Keppel REIT	346,477	319
Mapletree Logistics Trust	1,006,200	1,303
		5,079
Spain – 0.3%
Merlin Properties Socimi S.A.	22,470	323
Thailand – 0.4%
Central Pattana PCL (Registered)	214,200	445
United Kingdom – 6.6%
Big Yellow Group PLC	68,535	1,092
Derwent London PLC	8,371	447
Grainger PLC	184,117	765
Hammerson PLC	209,622	864
Helios Towers PLC*	231,797	486
Land Securities Group PLC	49,175	646
LondonMetric Property PLC	121,663	383
Shaftesbury PLC	97,238	1,223
Tritax Big Box REIT PLC	367,353	725
Tritax EuroBox PLC(2)	310,298	390
UNITE Group (The) PLC	27,745	464
		7,485

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.0% continued
United States – 49.2%
Alexandria Real Estate Equities, Inc.	11,429	$1,847
American Homes 4 Rent, Class A	61,851	1,621
American Tower Corp.	4,070	935
Americold Realty Trust	8,875	311
AvalonBay Communities, Inc.	16,357	3,430
Brixmor Property Group, Inc.	65,494	1,415
CareTrust REIT, Inc.	20,569	424
Cousins Properties, Inc.	12,566	518
CubeSmart	21,127	665
CyrusOne, Inc.	10,336	676
Digital Realty Trust, Inc.	5,900	707
Douglas Emmett, Inc.	18,700	821
Duke Realty Corp.	12,700	440
Equinix, Inc.	2,391	1,396
Equity LifeStyle Properties, Inc.	23,858	1,679
Essex Property Trust, Inc.	2,165	651
Extra Space Storage, Inc.	7,521	794
Farmland Partners, Inc.	26,703	181
Healthpeak Properties, Inc.	15,708	541
Highwoods Properties, Inc.	18,300	895
Industrial Logistics Properties Trust	26,447	593
Kilroy Realty Corp.	13,454	1,129
Medical Properties Trust, Inc.	36,737	776
MGM Growth Properties LLC, Class A	28,332	877
Mid-America Apartment Communities, Inc.	19,050	2,512
Park Hotels & Resorts, Inc.	29,917	774
Pebblebrook Hotel Trust	15,780	423
Physicians Realty Trust	41,880	793
Prologis, Inc. (New York Exchange)	41,009	3,656
Public Storage (New York Exchange)	18,314	3,900
Regency Centers Corp.	10,200	644
Retail Properties of America, Inc., Class A	47,646	639
Rexford Industrial Realty, Inc.	10,319	471
Ryman Hospitality Properties, Inc.	6,507	564
Simon Property Group, Inc.	20,040	2,985
STAG Industrial, Inc.	36,609	1,156
STORE Capital Corp.	41,396	1,542
Sun Communities, Inc.	11,606	1,742
Toll Brothers, Inc.	4,570	181
Urban Edge Properties	60,146	1,154
Ventas, Inc.	20,594	1,189
VEREIT, Inc.	90,178	833
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.0% continued
United States – 49.2%continued
VICI Properties, Inc.	80,667	$2,061
Vornado Realty Trust	11,400	758
Welltower, Inc. (New York Exchange)	38,734	3,168
WP Carey, Inc.	13,168	1,054
		55,521
Total Common Stocks
(Cost $96,326)		108,320

INVESTMENT COMPANIES – 4.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(3) (4)	4,817,497	4,817
Total Investment Companies
(Cost $4,817)		4,817

Total Investments – 100.3%
(Cost $101,143)		113,137
Liabilities less Other Assets – (0.3%)		(306)
Net Assets – 100.0%		$112,831

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	9.4%
Diversified REITs	7.2
Health Care REITs	6.4

NORTHERN FUNDS QUARTERLY REPORT     21    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	December 31, 2019 (UNAUDITED)
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Homebuilding	0.2%
Hotel & Resort REITs	2.4
Industrial REITs	14.9
Integrated Telecommunication Services	0.4
Office REITs	10.1
Real Estate Development	0.8
Real Estate Operating Companies	8.3
Residential REITs	14.8
Retail REITs	12.4
Specialized REITs	12.7
Total	100.0%
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	53.3%
Japanese Yen	11.3
Euro	7.2
British Pound	6.6
Hong Kong Dollar	6.4
All other currencies less than 5%	15.2
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$4,042	$—	$—	$4,042
Hong Kong	509	6,762	—	7,271
Mexico	513	—	—	513
United States	55,521	—	—	55,521
All Other Countries(1)	—	40,973	—	40,973
Total Common Stocks	60,585	47,735	—	108,320
Investment Companies	4,817	—	—	4,817
Total Investments	$65,402	$47,735	$—	$113,137

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,188	$39,750	$37,121	$55	$4,817	4,817,497
MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
NORTHERN ENGAGE360TM FUND	December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8%(1)
Argentina – 0.1%
MercadoLibre, Inc.*	538	$308
Australia – 0.5%
Aristocrat Leisure Ltd.	11,500	273
Aurizon Holdings Ltd.	61,000	224
BHP Group Ltd.	8,310	228
Coles Group Ltd.	27,000	282
CSL Ltd.	1,250	243
Macquarie Group Ltd.	1,376	133
Qantas Airways Ltd.	48,124	240
		1,623
Austria – 0.1%
Raiffeisen Bank International A.G.	5,850	147
Belgium – 0.3%
Galapagos N.V.*	213	45
Galapagos N.V. (OTC Exchange)*	504	105
Telenet Group Holding N.V.	10,259	462
UCB S.A.	4,649	370
		982
Brazil – 0.4%
Banco Bradesco S.A.	35,300	297
Cia de Saneamento Basico do Estado de Sao Paulo*	7,100	108
Cosan S.A.	19,600	339
Qualicorp Consultoria e Corretora de Seguros S.A.	39,000	360
YDUQS Part	17,800	211
		1,315
Canada – 2.5%
Alimentation Couche-Tard, Inc., Class B	14,600	463
Bank of Montreal	6,950	539
CAE, Inc.	19,770	523
Constellation Software, Inc.	743	722
Enerplus Corp.	53,480	381
Fairfax Financial Holdings Ltd.	186	87
Hydro One Ltd.(2)	4,570	88
IGM Financial, Inc.	26,927	773
Magna International, Inc.	9,013	494
Manulife Financial Corp.	49,800	1,011
Open Text Corp.	21,400	943
Quebecor, Inc., Class B	14,300	365
Sun Life Financial, Inc.	6,100	278
Suncor Energy, Inc.	15,928	522
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Canada – 2.5%continued
Toronto-Dominion Bank (The)	4,000	$225
Vermilion Energy, Inc.	24,490	401
		7,815
Chile – 0.2%
Banco Santander Chile ADR	28,454	656
China – 2.7%
Agricultural Bank of China Ltd., Class H	398,000	175
Alibaba Group Holding Ltd. ADR (New York Exchange)*	2,222	471
Anhui Conch Cement Co. Ltd., Class H (OTC Exchange)	170,500	1,246
Baidu, Inc. ADR*	20,428	2,582
China Construction Bank Corp., Class H	363,000	314
China Shenhua Energy Co. Ltd., Class H	292,500	612
Maanshan Iron & Steel Co. Ltd., Class H	464,000	188
Momo, Inc. ADR	5,180	174
NetEase, Inc. ADR	700	215
Ping An Insurance Group Co. of China Ltd., Class H	67,000	794
Tencent Holdings Ltd. ADR	6,432	309
Weichai Power Co. Ltd., Class H	221,000	468
Yanzhou Coal Mining Co. Ltd., Class H	150,000	135
Yum China Holdings, Inc.	14,726	707
		8,390
Colombia – 0.1%
Ecopetrol S.A. ADR	15,129	302
Finland – 0.6%
Neste OYJ	8,460	294
Nokia OYJ	358,117	1,329
Nokian Renkaat OYJ	1,717	49
UPM-Kymmene OYJ	8,391	291
		1,963
France – 2.4%
Atos S.E.	2,059	172
Cellectis S.A. ADR*	10,186	175
Cie Generale des Etablissements Michelin S.C.A.	21,319	2,615
Dassault Aviation S.A.	290	382
Kering S.A.	636	419
Klepierre S.A.	10,864	413
Peugeot S.A.	28,778	689

NORTHERN FUNDS QUARTERLY REPORT     23    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
France – 2.4%continued
Safran S.A.	6,278	$973
SEB S.A.	1,300	193
Thales S.A.	7,985	831
TOTAL S.A. (OTC Exchange)	4,500	249
Vivendi S.A.	11,690	339
		7,450
Germany – 3.9%
adidas A.G.	1,750	569
Allianz S.E. (Registered)	3,004	737
Argo Group International Holdings Ltd.	5,160	339
Axis Capital Holdings Ltd.	7,710	458
Covestro A.G.(2)	5,814	270
Deutsche Boerse A.G.	30,561	4,806
Everest Re Group Ltd.	1,504	416
Hannover Rueck S.E.	3,360	650
MTU Aero Engines A.G.	1,039	297
Rocket Internet S.E.*	7,185	178
RTL Group S.A.	5,726	283
SAP S.E. ADR	10,621	1,423
Telefonica Deutschland Holding A.G.	524,725	1,521
		11,947
Hong Kong – 2.0%
China Mobile Ltd.	379,000	3,200
China Resources Cement Holdings Ltd.	194,000	247
China Unicom Hong Kong Ltd.	392,000	370
CITIC Ltd.	153,000	205
CK Asset Holdings Ltd.	55,500	402
CLP Holdings Ltd.	19,500	205
Galaxy Entertainment Group Ltd.	45,000	332
Hang Seng Bank Ltd.	18,300	379
Kunlun Energy Co. Ltd.	236,000	208
Li & Fung Ltd.	1,424,000	156
WH Group Ltd.(2)	491,000	509
		6,213
India – 0.1%
Dr. Reddy's Laboratories Ltd. ADR	7,000	284
Indonesia – 0.1%
Bank Mandiri Persero Tbk PT	549,600	303
Bank Negara Indonesia Persero Tbk PT	220,000	124
		427
Ireland – 1.4%
Allegion PLC	14,400	1,793
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Ireland – 1.4%continued
ICON PLC*	3,517	$606
Medtronic PLC	16,300	1,849
		4,248
Israel – 0.3%
Bank Leumi Le-Israel B.M.	60,189	439
Check Point Software Technologies Ltd.*	2,111	234
Israel Discount Bank Ltd., Class A	57,000	264
		937
Italy – 0.6%
Enel S.p.A.	60,987	485
Italgas S.p.A.	9,266	57
Snam S.p.A.	259,444	1,367
		1,909
Japan – 8.0%
Advantest Corp.	2,900	164
Asahi Group Holdings Ltd.	13,100	598
Astellas Pharma, Inc.	42,300	723
Bandai Namco Holdings, Inc.	4,800	291
Bridgestone Corp.	32,100	1,192
Brother Industries Ltd.	5,000	103
Central Japan Railway Co.	2,600	522
Daito Trust Construction Co. Ltd.	4,000	495
Daiwa House Industry Co. Ltd.	6,500	201
Fuji Electric Co. Ltd.	10,400	318
FUJIFILM Holdings Corp.	7,100	339
Hoya Corp.	12,200	1,165
ITOCHU Corp.	50,900	1,179
Japan Tobacco, Inc.	61,400	1,369
KDDI Corp.	6,000	179
Mabuchi Motor Co. Ltd.	10,700	404
Marubeni Corp.	93,900	694
Mitsubishi UFJ Financial Group, Inc. ADR	159,000	863
Nexon Co. Ltd.*	11,400	151
Nintendo Co. Ltd.	8,700	3,512
Nippon Telegraph & Telephone Corp.	77,400	1,961
NTT DOCOMO, Inc.	81,100	2,266
Ono Pharmaceutical Co. Ltd.	6,000	137
ORIX Corp.	15,300	255
Secom Co. Ltd.	3,200	286
Shin-Etsu Chemical Co. Ltd.	3,800	417
Shizuoka Bank (The) Ltd.	6,600	49

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Japan – 8.0%continued
Showa Denko K.K.	8,900	$234
Sony Corp.	14,100	960
Sony Corp. ADR	25,400	1,727
Subaru Corp.	53,400	1,320
Toho Co. Ltd.	6,300	262
Tokio Marine Holdings, Inc.	5,200	290
West Japan Railway Co.	3,300	285
		24,911
Mexico – 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Series O (OTC Exchange)	40,214	225
Wal-Mart de Mexico S.A.B. de C.V.	254,107	729
		954
Netherlands – 2.1%
Koninklijke Ahold Delhaize N.V.	155,953	3,909
NXP Semiconductors N.V.	12,309	1,566
Royal Dutch Shell PLC, Class B	28,603	852
Wolters Kluwer N.V.	1,640	120
		6,447
Norway – 0.1%
Telenor ASA	16,150	290
Puerto Rico – 0.2%
EVERTEC, Inc.	14,100	480
Russia – 0.2%
Evraz PLC	37,869	203
MMC Norilsk Nickel PJSC ADR	11,181	342
		545
Singapore – 0.4%
DBS Group Holdings Ltd.	19,600	378
Genting Singapore Ltd.	379,300	260
Singapore Exchange Ltd.	63,000	415
		1,053
South Africa – 0.3%
Naspers Ltd., Class N	730	119
Nedbank Group Ltd.	7,800	120
Old Mutual Ltd.	69,375	97
Standard Bank Group Ltd.	54,523	656
		992
South Korea – 1.2%
Hana Financial Group, Inc.	9,490	301
Hyundai Mobis Co. Ltd.	1,480	327
KB Financial Group, Inc.	3,711	153
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
South Korea – 1.2%continued
KT Corp. ADR	15,140	$176
KT&G Corp.	7,396	600
Kumho Petrochemical Co. Ltd.	1,856	124
Samsung Electronics Co. Ltd.	26,298	1,267
Shinhan Financial Group Co. Ltd.	15,640	585
Woori Financial Group, Inc.	13,415	135
		3,668
Spain – 1.0%
Aena S.M.E. S.A.(2)	2,621	503
Banco Bilbao Vizcaya Argentaria S.A.	62,600	353
Endesa S.A.	47,331	1,264
Tecnicas Reunidas S.A.*	38,201	1,021
		3,141
Sweden – 0.7%
Atlas Copco AB, Class A	21,567	860
Essity AB, Class B	17,000	548
Lundin Petroleum AB	10,700	364
Sandvik AB	17,304	338
Spotify Technology S.A.*	997	149
		2,259
Switzerland – 4.8%
Alcon, Inc.*	20,900	1,182
Chubb Ltd.	8,300	1,292
CRISPR Therapeutics A.G.*	13,048	795
Kuehne + Nagel International A.G. (Registered)	2,138	361
Nestle S.A. (Registered)	8,512	922
Novartis A.G. (Registered)	9,408	891
Novartis A.G. ADR	15,000	1,420
Partners Group Holding A.G.	449	412
Roche Holding A.G. (Genusschein)	18,251	5,918
SGS S.A. (Registered)	11	30
Swisscom A.G. (Registered)	3,061	1,621
UBS Group A.G. (Registered)*	4,697	59
		14,903
Taiwan – 0.6%
Catcher Technology Co. Ltd.	4,000	30
Delta Electronics, Inc.	52,000	263
Feng TAY Enterprise Co. Ltd.	20,000	130
Globalwafers Co. Ltd.	10,000	128
Lite-On Technology Corp.	74,000	122
Phison Electronics Corp.	14,000	159

NORTHERN FUNDS QUARTERLY REPORT     25    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Taiwan – 0.6%continued
Realtek Semiconductor Corp.	74,000	$581
Uni-President Enterprises Corp.	114,000	282
		1,695
Thailand – 0.3%
Fabrinet*	1,321	85
Intouch Holdings PCL NVDR	174,000	332
Kasikornbank PCL NVDR	117,900	591
		1,008
Turkey – 0.5%
Eregli Demir ve Celik Fabrikalari T.A.S.	118,192	180
Tupras Turkiye Petrol Rafinerileri A.S.	17,100	364
Turk Telekomunikasyon A.S.*	250,000	310
Turkiye Garanti Bankasi A.S.*	190,000	356
Turkiye Is Bankasi A.S., Class C*	304,938	329
		1,539
United Arab Emirates – 0.0%
Dubai Financial Market PJSC*	326,356	86
United Kingdom – 5.0%
3i Group PLC	61,694	899
Barratt Developments PLC	22,303	221
Fiat Chrysler Automobiles N.V.	18,998	281
GlaxoSmithKline PLC	192,566	4,530
Kingfisher PLC (OTC Exchange)	16,464	48
Linde PLC	4,181	890
National Grid PLC	35,953	452
Persimmon PLC	23,790	857
Reckitt Benckiser Group PLC	13,361	1,085
RELX PLC	18,051	456
Rio Tinto Ltd.	10,279	727
Smith & Nephew PLC	23,735	573
Taylor Wimpey PLC	131,350	340
Tesco PLC	130,704	443
Unilever N.V.	17,689	1,018
Unilever N.V. (Registered)	45,027	2,587
Vodafone Group PLC	15,539	30
		15,437
United States – 51.8%
2U, Inc.*	17,181	412
Aaron's, Inc.	7,300	417
Activision Blizzard, Inc.	4,225	251
Adobe, Inc. (NASDAQ Exchange)*	16,249	5,359
Agilent Technologies, Inc.	5,363	457
Air Lease Corp.	11,418	543
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
United States – 51.8%continued
Akamai Technologies, Inc.*	5,081	$439
Albemarle Corp.	3,528	258
Allegheny Technologies, Inc.*	12,120	250
Allegiant Travel Co.	1,480	258
Allergan PLC	2,561	490
Alphabet, Inc., Class C*	1,797	2,403
Amazon.com, Inc.*	618	1,142
American Eagle Outfitters, Inc.	13,685	201
American Tower Corp.	7,766	1,785
Americold Realty Trust	24,367	854
Ameriprise Financial, Inc.	10,400	1,732
AmerisourceBergen Corp.	3,219	274
Amgen, Inc.	9,100	2,194
ANSYS, Inc. (NASDAQ Exchange)*	11,370	2,927
Apergy Corp.*	6,360	215
Apple, Inc.	6,738	1,979
Applied Materials, Inc.	9,765	596
Arrow Electronics, Inc.*	3,378	286
Atlantic Union Bankshares Corp.	12,370	464
Autodesk, Inc. (NASDAQ Exchange)*	4,514	828
Bank of America Corp.	68,200	2,402
Bausch Health Cos., Inc.*	6,600	198
Berkshire Hathaway, Inc., Class B*	11,229	2,543
Bio-Rad Laboratories, Inc., Class A*	1,173	434
Black Knight, Inc.*	6,563	423
BOK Financial Corp.	14,949	1,307
BorgWarner, Inc. (New York Exchange)	13,501	586
Boston Properties, Inc.	1,526	210
Boyd Gaming Corp.	11,460	343
Bristol-Myers Squibb Co.	3,518	226
Cabot Corp.	2,752	131
Cabot Oil & Gas Corp.	81,800	1,424
Capital One Financial Corp.	14,900	1,533
CarMax, Inc.*	5,324	467
Carnival PLC	4,371	209
CBRE Group, Inc., Class A*	10,506	644
CenterPoint Energy, Inc.	10,890	297
Cerner Corp.	4,970	365
Charles Schwab (The) Corp.	28,883	1,374
Cimarex Energy Co.	2,840	149
CNO Financial Group, Inc.	12,820	232
Coca-Cola (The) Co.	32,500	1,799
Comcast Corp., Class A	22,284	1,002
Commerce Bancshares, Inc.	15,750	1,070

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
United States – 51.8%continued
Continental Resources, Inc.	7,727	$265
Corteva, Inc.	33,583	993
Crane Co.	4,330	374
CSX Corp.	7,896	571
Cullen/Frost Bankers, Inc.	8,900	870
Cummins, Inc.	2,231	399
CyrusOne, Inc.	3,530	231
D.R. Horton, Inc. (New York Exchange)	15,269	805
Dana, Inc.	12,550	228
Danaher Corp.	16,000	2,456
Darden Restaurants, Inc.	3,528	385
DENTSPLY SIRONA, Inc.	4,057	230
Diamondback Energy, Inc.	2,130	198
Dolby Laboratories, Inc., Class A	4,300	296
Dover Corp.	3,343	385
East West Bancorp, Inc.	22,400	1,091
Eastman Chemical Co.	3,899	309
Eaton Vance Corp.	5,936	277
Ecolab, Inc.	7,976	1,539
Editas Medicine, Inc.*	27,113	803
EnerSys	3,200	239
Ensign Group (The), Inc.	10,029	455
Equity LifeStyle Properties, Inc.	15,000	1,056
Eventbrite, Inc., Class A*	9,096	183
Facebook, Inc., Class A*	5,214	1,070
First Republic Bank	10,750	1,263
FNB Corp.	34,279	435
Fortive Corp.	18,480	1,412
Forward Air Corp.	3,830	268
General Dynamics Corp.	9,861	1,739
Genpact Ltd.	5,954	251
Glacier Bancorp, Inc.	8,608	396
Global Payments, Inc.	5,780	1,055
Graham Holdings Co., Class B	305	195
Graphic Packaging Holding Co.	11,230	187
Halliburton Co.	35,000	856
Hasbro, Inc.	2,290	242
Home Depot (The), Inc.	7,400	1,616
Honeywell International, Inc.	10,001	1,770
Houlihan Lokey, Inc.	6,386	312
Huntsman Corp.	13,700	331
Illumina, Inc.*	3,349	1,111
Independent Bank Corp.	6,065	505
Intellia Therapeutics, Inc.*	46,262	679
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
United States – 51.8%continued
Intercontinental Exchange, Inc.	7,542	$698
InterDigital, Inc.	7,165	390
Intuit, Inc. (NASDAQ Exchange)	8,314	2,178
Investors Bancorp, Inc.	40,776	486
Invitae Corp.*	31,020	500
Invitation Homes, Inc.	11,370	341
ITT, Inc.	5,280	390
John Wiley & Sons, Inc., Class A	6,320	307
Johnson & Johnson	12,785	1,865
Johnson Controls International PLC	36,000	1,466
JPMorgan Chase & Co.	11,300	1,575
Kansas City Southern	2,720	417
KeyCorp	16,011	324
Keysight Technologies, Inc.*	7,048	723
Laboratory Corp. of America Holdings*	1,852	313
LendingTree, Inc.*	1,601	486
Lennar Corp., Class A	26,000	1,451
Markel Corp.*	1,907	2,180
Martin Marietta Materials, Inc.	6,700	1,874
Masco Corp.	10,312	495
MAXIMUS, Inc.	3,010	224
MDU Resources Group, Inc.	8,450	251
Mettler-Toledo International, Inc.*	1,184	939
Microchip Technology, Inc.	30,837	3,229
Microsoft Corp.	19,500	3,075
Moody's Corp.	6,093	1,447
Mueller Water Products, Inc., Class A	29,690	356
NanoString Technologies, Inc.*	11,518	320
Netflix, Inc.*	721	233
Newmont Goldcorp Corp.	9,870	429
NVIDIA Corp.	724	170
Oracle Corp.	25,840	1,369
O'Reilly Automotive, Inc.*	1,947	853
Oshkosh Corp. (New York Exchange)	23,125	2,189
Outfront Media, Inc.	16,780	450
Packaging Corp. of America	3,016	338
Parker-Hannifin Corp.	8,300	1,708
PayPal Holdings, Inc.*	17,300	1,871
PBF Energy, Inc., Class A	7,380	231
PepsiCo, Inc.	7,486	1,023
Phibro Animal Health Corp., Class A	5,181	129
Philip Morris International, Inc.	34,415	2,928
Phillips 66	16,300	1,816

NORTHERN FUNDS QUARTERLY REPORT     27    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
United States – 51.8%continued
Pinterest, Inc., Class A*	7,300	$136
Pioneer Natural Resources Co.	6,800	1,029
PPG Industries, Inc.	13,500	1,802
Progressive (The) Corp.	7,030	509
Proto Labs, Inc.*	4,389	446
QTS Realty Trust, Inc., Class A	6,810	370
Radian Group, Inc.	19,305	486
Raymond James Financial, Inc.	5,195	465
Redwood Trust, Inc.	26,780	443
Reinsurance Group of America, Inc.	4,767	777
RenaissanceRe Holdings Ltd.	1,905	373
Republic Services, Inc.	7,683	689
Rexford Industrial Realty, Inc.	5,040	230
Roku, Inc.*	3,537	474
Roper Technologies, Inc.	4,053	1,436
Rubius Therapeutics, Inc.*	12,369	117
salesforce.com, Inc.*	3,001	488
SBA Communications Corp.	2,117	510
Scotts Miracle-Gro (The) Co.	2,769	294
Sealed Air Corp.	7,313	291
Sensata Technologies Holding PLC*	31,346	1,689
Seres Therapeutics, Inc.*	29,720	102
Skyworks Solutions, Inc.	5,558	672
SLM Corp.	21,420	191
Snap-on, Inc.	2,540	430
Solaris Oilfield Infrastructure, Inc., Class A	16,370	229
Southwest Gas Holdings, Inc.	4,910	373
Splunk, Inc.*	4,085	612
Square, Inc., Class A*	18,313	1,146
STAG Industrial, Inc.	12,400	391
Stericycle, Inc.*	7,799	498
Stifel Financial Corp.	4,851	294
Stratasys Ltd.*	40,799	825
Sun Communities, Inc.	9,380	1,408
Syneos Health, Inc.*	6,148	366
Synopsys, Inc.*	4,463	621
Teladoc Health, Inc.*	3,458	289
Teleflex, Inc.	4,899	1,844
Tenaris S.A. ADR	16,143	365
Teradyne, Inc.	1,976	135
Ternium S.A. ADR	12,989	286
Tesla, Inc.*	4,150	1,736
TJX (The) Cos., Inc.	10,797	659
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
United States – 51.8%continued
Trade Desk (The), Inc., Class A*	1,138	$296
TransDigm Group, Inc.	2,576	1,443
TTEC Holdings, Inc.	9,056	359
Twitter, Inc. (New York Exchange)*	57,171	1,832
Tyson Foods, Inc., Class A	19,000	1,730
Umpqua Holdings Corp.	13,110	232
US Bancorp	18,598	1,103
VICI Properties, Inc.	18,820	481
Visa, Inc., Class A	7,823	1,470
Vistra Energy Corp.	16,870	388
Walgreens Boots Alliance, Inc.	17,700	1,044
Warrior Met Coal, Inc.	15,250	322
WEC Energy Group, Inc.	5,116	472
Woodward, Inc.	4,551	539
Xilinx, Inc. (NASDAQ Exchange)	10,254	1,002
Zillow Group, Inc., Class C*	13,575	624
		160,613
Total Common Stocks
(Cost $268,232)		296,937

PREFERRED STOCKS – 0.2%(1)
Brazil – 0.1%
Petroleo Brasileiro S.A., 0.06%(3)	25,100	188
Spain – 0.1%
Grifols S.A. ADR, 1.89%(3)	17,600	410
Total Preferred Stocks
(Cost $554)		598

INVESTMENT COMPANIES – 3.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(4) (5)	9,802,930	9,803
Total Investment Companies
(Cost $9,803)		9,803

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.97%, 1/9/20(6) (7)	$235	$235
Total Short-Term Investments
(Cost $235)		235

Total Investments – 99.2%
(Cost $278,824)		307,573
Other Assets less Liabilities – 0.8%		2,474
Net Assets – 100.0%		$310,047

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2019 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Euro	345	Australian Dollar	561	2/14/20	$6
JPMorgan Chase	Euro	1,570	British Pound	1,345	2/14/20	18
JPMorgan Chase	Euro	398	Canadian Dollar	585	2/14/20	2
JPMorgan Chase	Euro	30	New Zealand Dollar	51	2/14/20	1
JPMorgan Chase	Euro	159	Norwegian Krone	1,612	2/14/20	5
JPMorgan Chase	Euro	590	Swedish Krona	6,232	2/14/20	3
JPMorgan Chase	United States Dollar	2,102	Australian Dollar	3,095	2/14/20	72
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	United States Dollar	1,398	Canadian Dollar	1,856	2/14/20	$31
JPMorgan Chase	United States Dollar	95	Norwegian Krone	868	2/14/20	4
JPMorgan Chase	United States Dollar	332	Singapore Dollar	453	2/14/20	5
JPMorgan Chase	United States Dollar	213	Swedish Krona	2,033	2/14/20	5
Subtotal Appreciation						152
JPMorgan Chase	Chinese Yuan Renminbi	8,751	United States Dollar	1,244	2/14/20	(12)
JPMorgan Chase	Euro	151	Israeli Shekel	574	2/14/20	(3)
JPMorgan Chase	Euro	98	Singapore Dollar	148	2/14/20	—*
Subtotal Depreciation						(15)
Total						$137

*	Amount rounds to less than one thousand.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	13	$2,100	Long	3/20	$42
MSCI EAFE Index	12	1,222	Long	3/20	16
MSCI Emerging Markets Index	8	448	Long	3/20	14
Total					$72
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	9.8%
Consumer Discretionary	9.3
Consumer Staples	8.0
Energy	4.3
Financials	17.9
Health Care	13.1
Industrials	11.6
Information Technology	15.4
Materials	5.1
Real Estate	3.5
Utilities	2.0
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     29    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued	December 31, 2019 (UNAUDITED)
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	64.6%
Euro	9.8
Japanese Yen	7.3
All other currencies less than 5%	18.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$308	$—	$—	$308
Belgium	45	937	—	982
Canada	7,815	—	—	7,815
Chile	656	—	—	656
China	4,458	3,932	—	8,390
Colombia	302	—	—	302
France	175	7,275	—	7,450
Germany	2,636	9,311	—	11,947
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
India	$284	$—	$—	$284
Ireland	4,248	—	—	4,248
Israel	234	703	—	937
Japan	2,590	22,321	—	24,911
Mexico	954	—	—	954
Netherlands	1,566	4,881	—	6,447
Puerto Rico	480	—	—	480
South Korea	176	3,492	—	3,668
Sweden	149	2,110	—	2,259
Switzerland	4,689	10,214	—	14,903
Taiwan	282	1,413	—	1,695
Thailand	85	923	—	1,008
United Kingdom	3,477	11,960	—	15,437
United States	160,404	209	—	160,613
All Other Countries(1)	—	21,243	—	21,243
Total Common Stocks	196,013	100,924	—	296,937
Preferred Stocks:
Brazil	—	188	—	188
Spain	410	—	—	410
Total Preferred Stocks	410	188	—	598
Investment Companies	9,803	—	—	9,803
Short-Term Investments	—	235	—	235
Total Investments	$206,226	$101,347	$—	$307,573
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$152	$—	$152
Futures Contracts	72	—	—	72
Liabilities
Forward Foreign Currency Exchange Contracts	—	(15)	—	(15)
Total Other Financial Instruments	$72	$137	$—	$209

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,177	$68,085	$67,459	$193	$9,803	9,802,930
MULTI-MANAGER FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS – 0.1%
United States – 0.1%
CEDC Finance Corp. International, Inc.,
10.00%, 12/31/22 (2)	$85	$70
Total Corporate Bonds
(Cost $83)		70

FOREIGN ISSUER BONDS – 94.8%
Angola – 1.3%
Angolan Government International Bond,
9.50%, 11/12/25	650	763
8.25%, 5/9/28	200	217
8.00%, 11/26/29 (2)	200	213
9.38%, 5/8/48	1,005	1,105
		2,298
Argentina – 2.4%
Argentina Bonar Bonds,
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 45.14%, 3/1/20 (ARS)(3)	476	6
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 42.37%, 4/3/22 (ARS)(3) (4)	5,194	56
Argentina POM Politica Monetaria,
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 56.61%, 6/21/20 (ARS)(3)	35,138	386
Argentina Treasury Bill,
0.00%, 5/13/20 (ARS)(5)	4,709	68
0.00%, 7/29/20 (ARS)(5)	1,422	25
0.00%, 10/29/20 (ARS)(5)	8,435	102
Argentine Republic Government International Bond,
6.88%, 4/22/21	564	304
5.63%, 1/26/22	262	136
4.63%, 1/11/23	441	218
7.50%, 4/22/26	305	159
5.88%, 1/11/28	296	139
8.28%, 12/31/33	259	159
(Step to 5.25% on 3/31/29), 3.75%, 12/31/38 (6)	435	212
7.63%, 4/22/46	1,200	603
6.88%, 1/11/48	1,015	486
Autonomous City of Buenos Aires Argentina,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Argentina – 2.4%continued
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 43.62%, 3/29/24 (ARS)(3)	$3,021	$42
Provincia de Buenos Aires,
6.50%, 2/15/23	450	187
9.13%, 3/16/24	500	219
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.75%), 52.27%, 4/12/25 (ARS)(3)	4,138	38
Provincia de Cordoba,
7.13%, 6/10/21	450	331
YPF S.A.,
8.75%, 4/4/24	175	171
		4,047
Azerbaijan – 0.9%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	500	537
3.50%, 9/1/32	612	603
Southern Gas Corridor CJSC,
6.88%, 3/24/26	200	237
State Oil Co. of the Azerbaijan Republic,
6.95%, 3/18/30	200	246
		1,623
Bahamas – 0.2%
Bahamas Government International Bond,
6.00%, 11/21/28	343	382
Bahrain – 0.7%
Bahrain Government International Bond,
6.13%, 7/5/22	400	432
5.63%, 9/30/31	215	231
7.50%, 9/20/47	200	244
Oil and Gas Holding (The) Co. BSCC,
8.38%, 11/7/28	200	243
		1,150
Belarus – 0.3%
Republic of Belarus International Bond,
6.88%, 2/28/23	240	257
6.20%, 2/28/30	200	213
		470
Bermuda – 0.5%
Digicel Group One Ltd.,
8.25%, 12/30/22	754	420
Digicel Group Two Ltd.,

NORTHERN FUNDS QUARTERLY REPORT     31    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Bermuda – 0.5%continued
8.25%, 9/30/22	$711	$171
9.13%, 4/1/24 (7)	406	62
Digicel Ltd.,
6.00%, 4/15/21	230	179
		832
Brazil – 7.4%
Brazil Letras do Tesouro Nacional,
0.00%, 7/1/22 (BRL)(5)	1,659	360
0.00%, 7/1/23 (BRL)(5)	7,878	1,597
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/21 (BRL)	2,900	758
10.00%, 1/1/23 (BRL)	8,964	2,478
10.00%, 1/1/25 (BRL)	4,488	1,283
10.00%, 1/1/27 (BRL)	4,444	1,300
10.00%, 1/1/29 (BRL)	4,026	1,210
Brazilian Government International Bond,
4.25%, 1/7/25	220	234
4.63%, 1/13/28	200	215
8.25%, 1/20/34	148	204
7.13%, 1/20/37	153	196
5.63%, 1/7/41	100	112
5.00%, 1/27/45	800	831
4.75%, 1/14/50	200	198
Oi S.A.,
10.00%,(100% Cash), 7/27/25 (7)	891	797
Samarco Mineracao S.A.,
4.13%, 11/1/22 (8)	400	261
5.75%, 10/24/23 (8)	600	405
5.38%, 9/26/24 (8)	300	203
		12,642
Chile – 2.0%
Bonos de la Tesoreria de la Republica,
1.50%, 3/1/26 (CLP)	8	349
1.90%, 9/1/30 (CLP)	1	22
2.00%, 3/1/35 (CLP)	3	136
Bonos de la Tesoreria de la Republica en pesos,
4.00%, 3/1/23 (CLP)	70,000	98
4.50%, 3/1/26 (CLP)	355,000	521
4.70%, 9/1/30 (CLP)	85,000	129
5.00%, 3/1/35 (CLP)	815,000	1,279
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43	200	251
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Chile – 2.0%continued
4.88%, 11/4/44	$200	$229
4.38%, 2/5/49	220	236
Empresa Nacional del Petroleo,
4.50%, 9/14/47	200	204
		3,454
China – 1.0%
Amber Circle Funding Ltd.,
3.25%, 12/4/22	200	205
China Evergrande Group,
7.50%, 6/28/23	370	323
10.50%, 4/11/24	450	425
8.75%, 6/28/25	200	172
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22	215	211
9.38%, 6/30/24	265	253
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20	200	203
		1,792
Colombia – 4.7%
Colombia Government International Bond,
4.00%, 2/26/24	400	422
8.13%, 5/21/24	213	262
7.38%, 9/18/37	100	142
6.13%, 1/18/41	265	343
5.63%, 2/26/44	200	248
5.00%, 6/15/45	850	987
Colombian TES,
7.00%, 5/4/22 (COP)	2,538,900	808
4.75%, 2/23/23 (COP)	8,294	755
10.00%, 7/24/24 (COP)	5,422,300	1,957
6.25%, 11/26/25 (COP)	182,800	57
7.50%, 8/26/26 (COP)	890,700	296
6.00%, 4/28/28 (COP)	4,052,700	1,229
7.75%, 9/18/30 (COP)	715,000	241
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27 (COP)	693,000	222
		7,969
Costa Rica – 1.3%
Banco Nacional de Costa Rica,
6.25%, 11/1/23	200	211
Costa Rica Government International Bond,
4.83%, 5/27/20 (4)	200	202

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Costa Rica – 1.3%continued
5.52%, 11/10/21	$700	$703
5.75%, 11/20/24	650	647
6.44%, 11/21/29 (4)	480	483
		2,246
Croatia – 1.3%
Croatia Government International Bond,
6.63%, 7/14/20	300	307
6.38%, 3/24/21	600	632
5.50%, 4/4/23	200	221
6.00%, 1/26/24	900	1,033
		2,193
Czech Republic – 1.5%
Czech Republic Government Bond,
0.45%, 10/25/23 (CZK)	20,000	847
2.40%, 9/17/25 (CZK)	7,100	328
1.00%, 6/26/26 (CZK)	200	9
0.95%, 5/15/30 (CZK)	24,260	1,003
2.00%, 10/13/33 (CZK)	7,510	341
4.20%, 12/4/36 (CZK)	390	23
		2,551
Dominican Republic – 2.2%
Dominican Republic International Bond,
7.50%, 5/6/21	80	83
6.60%, 1/28/24	100	111
5.88%, 4/18/24	200	215
5.50%, 1/27/25	550	592
6.88%, 1/29/26	230	263
9.75%, 6/5/26 (DOP)	32,700	631
5.95%, 1/25/27	380	419
7.45%, 4/30/44	190	229
6.85%, 1/27/45	900	1,027
6.50%, 2/15/48	200	221
		3,791
Ecuador – 2.9%
Ecuador Government International Bond,
10.50%, 3/24/20	200	202
10.75%, 3/28/22	493	502
8.75%, 6/2/23	200	197
7.95%, 6/20/24	1,016	963
9.65%, 12/13/26	850	807
9.63%, 6/2/27	450	424
8.88%, 10/23/27	343	315
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Ecuador – 2.9%continued
7.88%, 1/23/28	$878	$780
10.75%, 1/31/29	614	599
9.50%, 3/27/30 (2)	200	187
		4,976
Egypt – 2.3%
Egypt Government Bond,
15.90%, 7/2/24 (EGP)	800	54
16.10%, 5/7/29 (EGP)	808	58
Egypt Government International Bond,
7.50%, 1/31/27	800	894
6.59%, 2/21/28	200	209
7.60%, 3/1/29	200	219
7.05%, 1/15/32	229	240
8.50%, 1/31/47	1,100	1,225
7.90%, 2/21/48	730	768
Egypt Treasury Bills,
0.00%, 1/28/20 (EGP)(5)	2,000	124
0.00%, 7/14/20 (EGP)(5)	3,525	204
		3,995
El Salvador – 0.7%
El Salvador Government International Bond,
5.88%, 1/30/25	93	98
6.38%, 1/18/27	85	90
8.63%, 2/28/29	504	605
8.25%, 4/10/32	131	156
7.65%, 6/15/35	80	91
7.63%, 2/1/41	150	171
		1,211
Gabon – 0.2%
Gabon Government International Bond,
6.38%, 12/12/24	400	419
Georgia – 0.1%
Georgia Government International Bond,
6.88%, 4/12/21	200	211
Ghana – 0.6%
Ghana Government International Bond,
7.88%, 8/7/23	100	110
7.63%, 5/16/29	200	204
10.75%, 10/14/30	200	257
8.13%, 3/26/32	200	204
8.63%, 6/16/49	200	200
		975

NORTHERN FUNDS QUARTERLY REPORT     33    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Honduras – 0.1%
Honduras Government International Bond,
6.25%, 1/19/27	$150	$164
Hungary – 1.8%
Hungary Government Bond,
1.50%, 8/24/22 (HUF)	27,500	96
5.50%, 6/24/25 (HUF)	73,690	309
3.00%, 10/27/27 (HUF)	121,770	455
6.75%, 10/22/28 (HUF)	21,730	103
3.00%, 8/21/30 (HUF)	59,370	220
Hungary Government International Bond,
5.38%, 2/21/23	340	373
5.75%, 11/22/23	920	1,037
5.38%, 3/25/24	406	458
7.63%, 3/29/41	38	62
		3,113
India – 1.0%
Export-Import Bank of India,
4.00%, 1/14/23	200	207
India Government Bond,
7.37%, 4/16/23 (INR)	27,950	404
7.35%, 6/22/24 (INR)	10,000	144
7.72%, 5/25/25 (INR)	11,000	162
7.59%, 1/11/26 (INR)	20,900	305
7.17%, 1/8/28 (INR)	30,000	429
		1,651
Indonesia – 8.5%
Indonesia Government International Bond,
8.50%, 10/12/35	200	315
6.63%, 2/17/37	750	1,018
7.75%, 1/17/38	200	300
5.25%, 1/17/42	1,070	1,287
4.63%, 4/15/43	200	224
5.13%, 1/15/45	200	238
5.25%, 1/8/47	200	245
Indonesia Treasury Bond,
8.38%, 3/15/24 (IDR)	7,500,000	580
6.50%, 6/15/25 (IDR)	3,389,000	246
8.38%, 9/15/26 (IDR)	7,283,000	565
7.00%, 5/15/27 (IDR)	3,981,000	286
6.13%, 5/15/28 (IDR)	2,899,000	197
9.00%, 3/15/29 (IDR)	11,325,000	912
8.25%, 5/15/29 (IDR)	3,111,000	242
10.50%, 8/15/30 (IDR)	2,813,000	249
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Indonesia – 8.5%continued
7.00%, 9/15/30 (IDR)	$4,145,000	$296
8.75%, 5/15/31 (IDR)	11,890,000	948
9.50%, 7/15/31 (IDR)	20,312,000	1,699
7.50%, 8/15/32 (IDR)	5,627,000	405
6.63%, 5/15/33 (IDR)	1,545,000	103
8.38%, 3/15/34 (IDR)	2,595,000	201
7.50%, 6/15/35 (IDR)	2,274,000	164
8.25%, 5/15/36 (IDR)	26,036,000	1,966
7.50%, 5/15/38 (IDR)	1,437,000	103
8.38%, 4/15/39 (IDR)	2,451,000	189
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200	212
6.15%, 5/21/48	200	252
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25	300	324
4.55%, 3/29/26	200	219
4.40%, 3/1/28	450	491
		14,476
Ireland – 0.1%
SCF Capital Designated Activity Co.,
5.38%, 6/16/23	200	215
Ivory Coast – 0.7%
Ivory Coast Government International Bond,
5.88%, 10/17/31 (EUR)(2)	119	139
5.75%, 12/31/32	748	750
6.88%, 10/17/40 (EUR)(2)	225	264
		1,153
Jamaica – 0.2%
Jamaica Government International Bond,
7.88%, 7/28/45	200	270
Kazakhstan – 0.6%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22	200	209
Kazakhstan Government International Bond,
5.13%, 7/21/25	300	345
6.50%, 7/21/45	200	296
KazMunayGas National Co. JSC,
5.38%, 4/24/30	200	232
		1,082
Kenya – 0.5%
Kenya Government International Bond,

MULTI-MANAGER FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Kenya – 0.5%continued
6.88%, 6/24/24	$239	$259
8.25%, 2/28/48	619	665
		924
Lebanon – 1.0%
Lebanon Government International Bond,
6.38%, 3/9/20	181	158
5.80%, 4/14/20	99	82
6.15%, 6/19/20	213	168
8.25%, 4/12/21	593	337
6.10%, 10/4/22	625	305
6.00%, 1/27/23	291	136
6.60%, 11/27/26	97	44
6.85%, 3/23/27	212	96
6.75%, 11/29/27	116	52
6.65%, 2/26/30	254	115
7.00%, 3/23/32	143	65
7.05%, 11/2/35	11	5
7.25%, 3/23/37	349	159
		1,722
Malaysia – 1.8%
Malaysia Government Bond,
3.44%, 2/15/21 (MYR)	470	115
3.88%, 3/10/22 (MYR)	2,157	537
3.80%, 9/30/22 (MYR)	1,821	454
3.90%, 11/16/27 (MYR)	878	223
3.73%, 6/15/28 (MYR)	2,400	602
4.50%, 4/15/30 (MYR)	711	189
4.23%, 6/30/31 (MYR)	184	48
3.84%, 4/15/33 (MYR)	21	5
4.64%, 11/7/33 (MYR)	1,020	275
3.83%, 7/5/34 (MYR)	2,185	547
Petronas Capital Ltd.,
7.88%, 5/22/22	100	113
		3,108
Mexico – 6.7%
Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	2,060	104
5.75%, 2/14/42	200	223
Mexican Bonos,
10.00%, 12/5/24 (MXN)	31,766	1,909
7.50%, 6/3/27 (MXN)	19,240	1,058
8.50%, 5/31/29 (MXN)	5,970	352
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Mexico – 6.7%continued
7.75%, 5/29/31 (MXN)	$20,250	$1,144
7.75%, 11/23/34 (MXN)	5,110	290
10.00%, 11/20/36 (MXN)	11,600	793
8.50%, 11/18/38 (MXN)	14,700	887
7.75%, 11/13/42 (MXN)	9,500	533
8.00%, 11/7/47 (MXN)	7,020	407
Mexico Government International Bond,
4.13%, 1/21/26	825	881
4.15%, 3/28/27	200	214
6.05%, 1/11/40	60	78
4.75%, 3/8/44	114	126
5.55%, 1/21/45	114	140
5.75%, 10/12/10 (9)	624	738
Petroleos Mexicanos,
7.19%, 9/12/24 (MXN)	3,090	149
5.63%, 1/23/46	408	364
6.75%, 9/21/47	550	551
6.35%, 2/12/48	205	198
7.69%, 1/23/50 (2)	298	325
		11,464
Mongolia – 0.1%
Development Bank of Mongolia LLC,
7.25%, 10/23/23	200	212
Mongolian Mining Corp.,
2.34%, 4/1/20 (7) (10)	60	32
		244
Morocco – 0.1%
Morocco Government International Bond,
4.25%, 12/11/22	210	222
Mozambique – 0.1%
Mozambique International Bond,
5.00%, 9/15/31	200	187
Netherlands – 0.2%
Kazakhstan Temir Zholy Finance B.V.,
6.95%, 7/10/42	200	269
Nigeria – 0.6%
Nigeria Government International Bond,
7.63%, 11/21/25	297	329
6.50%, 11/28/27	200	205
7.63%, 11/28/47	200	195
9.25%, 1/21/49	200	224
		953

NORTHERN FUNDS QUARTERLY REPORT     35    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Oman – 0.9%
Oman Government International Bond,
6.00%, 8/1/29	$276	$289
6.50%, 3/8/47	674	669
6.75%, 1/17/48	610	615
		1,573
Pakistan – 0.6%
Pakistan Government International Bond,
8.25%, 4/15/24	200	223
8.25%, 9/30/25	200	224
6.88%, 12/5/27	281	294
Third Pakistan International Sukuk (The) Co. Ltd.,
5.63%, 12/5/22	200	206
		947
Panama – 1.6%
Panama Government International Bond,
7.13%, 1/29/26	100	125
8.88%, 9/30/27	824	1,177
9.38%, 4/1/29	73	112
6.70%, 1/26/36	138	193
4.50%, 4/16/50	500	592
4.30%, 4/29/53	200	233
3.87%, 7/23/60	210	226
		2,658
Papua New Guinea – 0.1%
Papua New Guinea Government International Bond,
8.38%, 10/4/28	200	212
Paraguay – 0.7%
Paraguay Government International Bond,
4.63%, 1/25/23	200	211
4.70%, 3/27/27	400	440
5.60%, 3/13/48	200	234
5.40%, 3/30/50	200	231
		1,116
Peru – 2.0%
Banco de Credito del Peru,
4.85%, 10/30/20 (PEN)	51	15
Fondo MIVIVIENDA S.A.,
7.00%, 2/14/24 (PEN)	279	94
Peru Government Bond,
6.15%, 8/12/32 (PEN)	4,061	1,390
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Peru – 2.0%continued
5.40%, 8/12/34 (PEN)	$565	$179
5.35%, 8/12/40 (PEN)	651	199
Peruvian Government International Bond,
7.35%, 7/21/25	218	275
6.95%, 8/12/31 (PEN)	700	254
8.75%, 11/21/33	260	428
6.90%, 8/12/37 (PEN)	231	84
5.63%, 11/18/50	353	516
		3,434
Philippines – 0.6%
Philippine Government International Bond,
10.63%, 3/16/25	118	167
9.50%, 2/2/30	302	481
7.75%, 1/14/31	100	148
6.38%, 10/23/34	100	142
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	100	124
		1,062
Poland – 3.5%
Republic of Poland Government Bond,
5.25%, 10/25/20 (PLN)	625	170
1.75%, 7/25/21 (PLN)	5,900	1,563
2.50%, 1/25/23 (PLN)	2,850	770
2.50%, 7/25/26 (PLN)	3,368	916
2.50%, 7/25/27 (PLN)	3,000	814
2.75%, 4/25/28 (PLN)	1,559	431
2.75%, 10/25/29 (PLN)	4,594	1,278
		5,942
Qatar – 2.1%
Qatar Government International Bond,
3.25%, 6/2/26	200	211
4.50%, 4/23/28	468	537
4.00%, 3/14/29	200	224
5.10%, 4/23/48	1,266	1,629
4.82%, 3/14/49	822	1,020
		3,621
Romania – 0.7%
Romania Government Bond,
5.80%, 7/26/27 (RON)	400	103
Romanian Government International Bond,
6.75%, 2/7/22	120	131

MULTI-MANAGER FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Romania – 0.7%continued
4.38%, 8/22/23	$248	$265
6.13%, 1/22/44	24	31
5.13%, 6/15/48	536	619
		1,149
Russia – 4.8%
Russian Federal Bond - OFZ,
7.00%, 8/16/23 (RUB)	90,351	1,515
7.75%, 9/16/26 (RUB)	49,356	868
7.95%, 10/7/26 (RUB)	20,500	363
8.15%, 2/3/27 (RUB)	32,103	578
7.05%, 1/19/28 (RUB)	14,305	243
6.90%, 5/23/29 (RUB)	30,472	518
7.65%, 4/10/30 (RUB)	47,000	836
8.50%, 9/17/31 (RUB)	17,508	334
7.70%, 3/23/33 (RUB)	44,543	801
7.25%, 5/10/34 (RUB)	5,593	97
Russian Foreign Bond - Eurobond,
4.88%, 9/16/23	400	437
4.25%, 6/23/27	200	219
4.38%, 3/21/29	200	223
5.10%, 3/28/35	600	720
5.25%, 6/23/47	400	502
		8,254
Saudi Arabia – 0.7%
KSA Sukuk Ltd.,
2.97%, 10/29/29 (2)	200	201
Saudi Arabian Oil Co.,
4.25%, 4/16/39	200	214
Saudi Government International Bond,
4.38%, 4/16/29	200	225
5.00%, 4/17/49	200	239
5.25%, 1/16/50	200	249
		1,128
Senegal – 0.1%
Senegal Government International Bond,
6.25%, 5/23/33	200	211
Serbia – 0.3%
Serbia International Bond,
7.25%, 9/28/21	500	545
South Africa – 4.1%
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	200	205
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
South Africa – 4.1%continued
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	$2,358	$188
8.00%, 1/31/30 (ZAR)	4,829	322
7.00%, 2/28/31 (ZAR)	595	36
8.25%, 3/31/32 (ZAR)	8,046	528
8.88%, 2/28/35 (ZAR)	3,577	238
6.25%, 3/31/36 (ZAR)	8,559	438
8.50%, 1/31/37 (ZAR)	26,827	1,699
6.50%, 2/28/41 (ZAR)	1,752	87
8.75%, 1/31/44 (ZAR)	5,509	346
8.75%, 2/28/48 (ZAR)	32,799	2,069
Republic of South Africa Government International Bond,
5.88%, 5/30/22	200	214
4.30%, 10/12/28	340	333
5.65%, 9/27/47	200	195
5.75%, 9/30/49	200	195
		7,093
Sri Lanka – 0.8%
Sri Lanka Government International Bond,
6.20%, 5/11/27	200	188
6.75%, 4/18/28	871	834
7.85%, 3/14/29	200	202
7.55%, 3/28/30 (2)	200	198
		1,422
Supranational – 0.5%
European Investment Bank,
12.50%, 10/8/21 (EGP)	2,500	162
International Bank for Reconstruction & Development,
12.50%, 5/20/21 (4)	550	649
		811
Suriname – 0.1%
Suriname Government International Bond,
9.25%, 10/26/26	200	157
Tajikistan – 0.1%
Republic of Tajikistan International Bond,
7.13%, 9/14/27	230	190
Thailand – 2.3%
Thailand Government Bond,
2.40%, 12/17/23 (THB)	29,000	1,012
2.13%, 12/17/26 (THB)	5,273	185

NORTHERN FUNDS QUARTERLY REPORT     37    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Thailand – 2.3%continued
2.88%, 12/17/28 (THB)	$2,733	$102
3.65%, 6/20/31 (THB)	5,784	235
3.78%, 6/25/32 (THB)	18,797	778
3.40%, 6/17/36 (THB)	11,997	497
3.30%, 6/17/38 (THB)	23,003	944
2.88%, 6/17/46 (THB)	243	10
3.60%, 6/17/67 (THB)	2,480	114
		3,877
Tunisia – 0.2%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25	420	393
Turkey – 3.0%
Turkey Government Bond,
10.70%, 8/17/22 (TRY)	1,000	166
7.10%, 3/8/23 (TRY)	3,982	594
10.40%, 3/20/24 (TRY)	858	139
8.00%, 3/12/25 (TRY)	1,077	156
10.60%, 2/11/26 (TRY)	1,460	232
11.00%, 2/24/27 (TRY)	4,784	768
10.50%, 8/11/27 (TRY)	316	50
Turkey Government International Bond,
7.00%, 6/5/20	84	86
5.63%, 3/30/21	100	103
5.75%, 3/22/24	200	204
6.35%, 8/10/24	200	209
5.60%, 11/14/24	230	234
7.38%, 2/5/25	168	183
4.88%, 10/9/26	300	286
6.00%, 3/25/27	300	304
5.13%, 2/17/28	300	287
6.13%, 10/24/28	200	202
6.88%, 3/17/36	71	73
4.88%, 4/16/43	545	449
5.75%, 5/11/47	535	474
		5,199
Ukraine – 3.1%
Ukraine Government International Bond,
16.00%, 8/11/21 (UAH)(2)	460	20
17.25%, 1/5/22 (UAH)(2)	488	22
17.00%, 5/11/22 (UAH)(2)	442	20
7.75%, 9/1/23	695	756
7.75%, 9/1/24	100	109
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Ukraine – 3.1%continued
15.84%, 2/26/25 (UAH)	$15,200	$752
15.84%, 2/26/25 (UAH)(2)	1,835	91
7.75%, 9/1/25	265	290
7.75%, 9/1/26	200	219
7.75%, 9/1/27	100	110
9.75%, 11/1/28	1,170	1,426
7.38%, 9/25/32	1,357	1,451
		5,266
United Arab Emirates – 0.9%
Abu Dhabi Government International Bond,
2.50%, 9/30/29	200	200
3.13%, 9/30/49 (2)	200	195
3.13%, 9/30/49	200	195
Dubai World Corp.,
3.75%,(2.00% Cash, 1.75% PIK), 9/30/22 (4) (7)	831	773
Emirate of Dubai Government International Bonds,
5.25%, 1/30/43	200	230
		1,593
United Kingdom – 0.3%
DTEK Finance PLC,
10.75%,(100% Cash), 12/31/24 (7)	293	301
Ukreximbank Via Biz Finance PLC,
9.75%, 1/22/25	200	214
		515
Uruguay – 0.6%
Uruguay Government International Bond,
9.88%, 6/20/22 (UYU)	1,813	48
8.50%, 3/15/28 (UYU)	4,501	103
7.88%, 1/15/33	111	165
7.63%, 3/21/36	129	191
4.13%, 11/20/45	104	112
5.10%, 6/18/50	51	61
4.98%, 4/20/55	217	256
Uruguay Monetary Regulation Bills,
0.00%, 6/10/20 (UYU)(5)	1,260	32
0.00%, 7/3/20 (UYU)(5)	2,806	71
0.00%, 3/10/21 (UYU)(5)	570	13
		1,052
Uzbekistan – 0.4%
Republic of Uzbekistan Bond,

MULTI-MANAGER FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.8% continued
Uzbekistan – 0.4%continued
4.75%, 2/20/24	$511	$543
5.38%, 2/20/29	200	223
		766
Venezuela – 0.3%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20	1,480	267
9.00%, 11/17/21 (8)	172	13
12.75%, 2/17/22 (8)	92	7
5.38%, 4/12/27 (8)	77	6
9.75%, 5/17/35 (8)	222	17
Venezuela Government International Bond,
7.75%, 10/13/19 (8)	72	8
12.75%, 8/23/22 (8)	151	17
9.00%, 5/7/23 (8)	62	7
8.25%, 10/13/24 (8)	141	16
11.75%, 10/21/26 (8)	632	73
9.25%, 9/15/27 (8)	186	22
9.25%, 5/7/28 (8)	102	12
11.95%, 8/5/31 (8)	1,045	120
		585
Vietnam – 0.2%
Vietnam Government International Bond,
6.75%, 1/29/20	276	276
Zambia – 0.6%
Zambia Government International Bond,
5.38%, 9/20/22	1,050	719
8.97%, 7/30/27	400	277
		996
Total Foreign Issuer Bonds
(Cost $163,937)		162,487

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(11) (12)	4,957,024	$4,957
Total Investment Companies
(Cost $4,957)		4,957

Total Investments – 97.8%
(Cost $168,977)		167,514
Other Assets less Liabilities – 2.2%		3,828
Net Assets – 100.0%		$171,342

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(4)	Level 3 asset.
(5)	Zero coupon bond.
(6)	Step coupon bond. Rate as of December 31, 2019 is disclosed.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Century bond maturing in 2110.
(10)	Perpetual bond. Maturity date represents next call date.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PIK – Payment In-Kind

PLC – Public Limited Company

SBSN – Surat Berharga Syariah Negara

TIIE – The Equilibrium Interbank Interest Rate

USD – United States Dollar

ARS - Argentine Peso

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

NORTHERN FUNDS QUARTERLY REPORT     39    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

EGP - Egyptian Pound

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

ZAR - South African Rand
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	1,228	Brazilian Real	4,950	1/3/20	$2
BNP	United States Dollar	1,222	Brazilian Real	4,950	2/4/20	7
BNP	United States Dollar	132	Chinese Offshore Yuan	927	2/28/20	1
BNP	United States Dollar	210	Czech Koruna	4,827	1/31/20	3
BNP	United States Dollar	156	Indonesian Rupiah	2,214,301	1/31/20	4
BNP	United States Dollar	954	Mexican Peso	18,503	1/31/20	20
BNP	United States Dollar	343	Philippine Peso	17,523	1/31/20	3
BNP	United States Dollar	26	Polish Zloty	101	1/31/20	1
BNP	United States Dollar	305	Polish Zloty	1,175	2/28/20	5
BNP	United States Dollar	145	Romanian Leu	626	1/31/20	1
BNP	United States Dollar	489	Romanian Leu	2,095	2/28/20	—*
BNP	United States Dollar	205	Romanian Leu	890	3/31/20	3
BNP	United States Dollar	26	Russian Ruble	1,702	1/31/20	1
BNP	United States Dollar	269	Thai Baht	8,140	1/31/20	3
Citibank	Indian Rupee	11,656	United States Dollar	164	2/28/20	1
Citibank	Indian Rupee	11,651	United States Dollar	162	3/31/20	—*
Citibank	Turkish Lira	758	United States Dollar	130	1/31/20	4
Citibank	United States Dollar	546	Brazilian Real	2,202	1/3/20	1
Citibank	United States Dollar	520	Colombian Peso	1,789,537	1/31/20	24
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	361	Hungarian Forint	109,550	1/31/20	$11
Citibank	United States Dollar	595	Indonesian Rupiah	8,367,902	1/31/20	8
Citibank	United States Dollar	215	Peruvian Nuevo Sol	728	1/31/20	5
Citibank	United States Dollar	565	Polish Zloty	2,186	1/31/20	11
Citibank	United States Dollar	105	Romanian Leu	455	1/31/20	1
Citibank	United States Dollar	530	South African Rand	7,830	1/31/20	27
Citibank	United States Dollar	203	Thai Baht	6,127	1/31/20	2
Goldman Sachs	United States Dollar	38	Ukraine Hryvnia	1,127	5/22/20	7
JPMorgan Chase	United States Dollar	865	Brazilian Real	3,636	1/3/20	39
JPMorgan Chase	United States Dollar	140	Chinese Offshore Yuan	981	2/28/20	1
JPMorgan Chase	United States Dollar	372	Czech Koruna	8,735	1/31/20	14
JPMorgan Chase	United States Dollar	142	Indonesian Rupiah	2,014,233	1/31/20	3
JPMorgan Chase	United States Dollar	484	Peruvian Nuevo Sol	1,628	1/31/20	7
JPMorgan Chase	United States Dollar	359	Russian Ruble	22,912	1/31/20	9
Merrill Lynch	United States Dollar	350	Brazilian Real	1,450	1/3/20	10
Merrill Lynch	United States Dollar	146	Chinese Offshore Yuan	1,022	2/28/20	1
Merrill Lynch	United States Dollar	260	Hungarian Forint	77,380	1/31/20	3
Merrill Lynch	United States Dollar	323	Indonesian Rupiah	4,593,594	1/31/20	8
Merrill Lynch	United States Dollar	1,070	Mexican Peso	20,682	1/31/20	18
Merrill Lynch	United States Dollar	211	South African Rand	3,155	1/31/20	13
Merrill Lynch	United States Dollar	761	South African Rand	11,476	3/31/20	48
Merrill Lynch	United States Dollar	535	Thai Baht	16,215	1/31/20	7
Merrill Lynch	United States Dollar	54	Ukraine Hryvnia	1,621	4/29/20	12
Merrill Lynch	United States Dollar	120	Ukraine Hryvnia	3,543	5/6/20	24
Morgan Stanley	Indian Rupee	10,501	United States Dollar	146	3/31/20	—*
Morgan Stanley	United States Dollar	1,514	Mexican Peso	29,748	1/31/20	51
Morgan Stanley	United States Dollar	259	Peruvian Nuevo Sol	882	1/31/20	6
Morgan Stanley	United States Dollar	1,371	Russian Ruble	88,207	1/31/20	45
Morgan Stanley	United States Dollar	1,050	Russian Ruble	68,205	3/31/20	37
Santander	United States Dollar	936	Brazilian Real	3,894	1/3/20	32
Standard Chartered Bank	Indian Rupee	11,502	United States Dollar	160	3/31/20	—*
Standard Chartered Bank	United States Dollar	60	Czech Koruna	1,392	1/31/20	1
Standard Chartered Bank	United States Dollar	85	Czech Koruna	1,956	2/28/20	1
Standard Chartered Bank	United States Dollar	163	Hungarian Forint	49,339	3/31/20	5
Standard Chartered Bank	United States Dollar	624	Malaysian Ringgit	2,602	2/28/20	14
Standard Chartered Bank	United States Dollar	120	Polish Zloty	468	3/31/20	4
Standard Chartered Bank	United States Dollar	762	South African Rand	11,308	1/31/20	42
Subtotal Appreciation						611
BNP	Brazilian Real	4,950	United States Dollar	1,224	1/3/20	(7)
BNP	Euro	243	United States Dollar	270	1/15/20	(3)
BNP	Indonesian Rupiah	6,518,631	United States Dollar	458	1/31/20	(12)
BNP	Mexican Peso	4,736	United States Dollar	240	1/31/20	(9)
BNP	Philippine Peso	12,319	United States Dollar	242	1/31/20	(1)
BNP	Russian Ruble	12,919	United States Dollar	200	1/31/20	(7)
BNP	South African Rand	1,501	United States Dollar	101	1/31/20	(6)
BNP	Thai Baht	1,142	United States Dollar	38	1/31/20	—*
Citibank	Brazilian Real	2,202	United States Dollar	520	1/3/20	(27)

MULTI-MANAGER FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Chilean Peso	287,628	United States Dollar	360	1/31/20	$(23)
Citibank	Colombian Peso	1,210,152	United States Dollar	347	1/31/20	(21)
Citibank	Hungarian Forint	61,098	United States Dollar	205	1/31/20	(3)
Citibank	Indian Rupee	2,311	United States Dollar	32	1/31/20	—*
Citibank	Peruvian Nuevo Sol	528	United States Dollar	155	1/31/20	(4)
Citibank	Polish Zloty	542	United States Dollar	140	1/31/20	(3)
Citibank	Romanian Leu	432	United States Dollar	100	1/31/20	(1)
Citibank	Thai Baht	3,329	United States Dollar	110	1/31/20	(1)
Citibank	United States Dollar	230	Turkish Lira	1,349	1/31/20	(5)
Goldman Sachs	Indonesian Rupiah	5,644,951	United States Dollar	394	1/31/20	(13)
JPMorgan Chase	Brazilian Real	2,650	United States Dollar	657	1/3/20	(1)
JPMorgan Chase	Brazilian Real	986	United States Dollar	244	2/4/20	(1)
JPMorgan Chase	Mexican Peso	35,199	United States Dollar	1,818	1/31/20	(34)
JPMorgan Chase	United States Dollar	603	Chilean Peso	436,197	1/31/20	(23)
Merrill Lynch	Brazilian Real	1,450	United States Dollar	360	1/3/20	(1)
Merrill Lynch	Colombian Peso	3,403,380	United States Dollar	998	1/31/20	(36)
Merrill Lynch	Indian Rupee	90,261	United States Dollar	1,258	2/28/20	(2)
Merrill Lynch	Indonesian Rupiah	1,526,908	United States Dollar	106	1/31/20	(4)
Merrill Lynch	Mexican Peso	978	United States Dollar	50	1/31/20	(1)
Merrill Lynch	Polish Zloty	154	United States Dollar	39	1/31/20	(1)
Merrill Lynch	South African Rand	2,994	United States Dollar	201	1/31/20	(12)
Merrill Lynch	Ukraine Hryvnia	712	United States Dollar	25	4/29/20	(5)
Merrill Lynch	United States Dollar	124	Hungarian Forint	36,440	1/31/20	—*
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	Chilean Peso	246,729	United States Dollar	310	1/31/20	$(18)
Morgan Stanley	Czech Koruna	3,106	United States Dollar	135	1/31/20	(2)
Morgan Stanley	Peruvian Nuevo Sol	985	United States Dollar	290	1/31/20	(7)
Morgan Stanley	Polish Zloty	273	United States Dollar	70	1/31/20	(2)
Morgan Stanley	South African Rand	528	United States Dollar	36	1/31/20	(2)
Morgan Stanley	United States Dollar	313	Turkish Lira	1,825	1/31/20	(9)
Santander	Brazilian Real	842	United States Dollar	198	1/3/20	(12)
Santander	Peruvian Nuevo Sol	186	United States Dollar	55	1/31/20	(1)
Standard Chartered Bank	Indonesian Rupiah	418,172	United States Dollar	29	1/31/20	(1)
Standard Chartered Bank	Indonesian Rupiah	5,664,531	United States Dollar	393	2/28/20	(14)
Standard Chartered Bank	Malaysian Ringgit	690	United States Dollar	165	2/28/20	(4)
Standard Chartered Bank	Russian Ruble	5,566	United States Dollar	87	1/31/20	(3)
Standard Chartered Bank	South African Rand	4,514	United States Dollar	306	1/31/20	(15)
Standard Chartered Bank	United States Dollar	273	Turkish Lira	1,592	1/31/20	(7)
Subtotal Depreciation						(364)
Total						$247

*	Amount rounds to less than one thousand.

As of December 31, 2019, the Fund had the following bilateral interest rate swap agreements outstanding:
COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94%(1)	2,500,000	MYR	4/20/22	$10	$—	$10
Total								$10

(1)	Payment frequency is quarterly.
As of December 31, 2019, the Fund had the following centrally cleared interest rate swap agreements outstanding:
PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
CFETS China Fixing Repo Rates 7 Day(1)	3.02%(1)	12,000,000	CNY	5/15/24	$9	$—	$9
Warsaw InterBank Offer Rate 6 Month(2)	2.44%(3)	2,000,000	PLN	7/11/22	10	—	10
Warsaw InterBank Offer Rate 6 Month(2)	2.40%(3)	750,000	PLN	3/26/23	7	—	7
Subtotal Appreciation							26
7.01%(4)	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(4)	45,000,000	MXN	9/15/21	(9)	—	(9)
Total							$17

(1)	Payment frequency is quarterly.
(2)	Payment frequency is semi-anually.
(3)	Payment frequency is anually.
NORTHERN FUNDS QUARTERLY REPORT     41    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
(4)	Payment frequency is lunar. Monthly payment based on 28-day periods. One year consists of 13 periods.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.5%
AA	4.0
A	14.0
BBB	30.8
BB	19.0
B	18.4
CCC or Below	8.5
Not Rated	1.8
Cash Equivalent	3.0
Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	1.0%
Communications	1.0
Energy	2.4
Financial	2.3
Government	92.2
Industrial	0.3
Utilities	0.8
Total	100.0%
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	55.6%
Indonesian Rupiah	5.7
Brazilian Real	5.5
All other currencies less than 5%	33.2
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$70	$—	$70
Foreign Issuer Bonds:
Argentina	—	3,991	56	4,047
Costa Rica	—	1,561	685	2,246
Supranational	—	162	649	811
United Arab Emirates	—	820	773	1,593
All Other Countries(1)	—	153,790	—	153,790
Total Foreign Issuer Bonds	—	160,324	2,163	162,487
Investment Companies	4,957	—	—	4,957
Total Investments	$4,957	$160,394	$2,163	$167,514
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$611	$—	$611
Bilateral Interest Rate Swap Agreements	—	10	—	10

MULTI-MANAGER FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Centrally Cleared Interest Rate Swap Agreements	$—	$26	$—	$26
Liabilities
Forward Foreign Currency Exchange Contracts	—	(364)	—	(364)
Centrally Cleared Interest Rate Swap Agreements	—	(9)	—	(9)
Total Other Financial Instruments	$—	$274	$—	$274

(1)	Classifications as defined in the Schedule of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/19 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/19 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/19 (000S)
Foreign Issuer Bonds
Argentina	$—	$—	$—	$—	$—	$—	$56	$—	$56	$(60)
Costa Rica	563	2	—	120	—	—	—	—	685	120
Nigeria	554	60	—	(5)	—	(609)	—	—	—	—
Supranational	—	—	—	99	550	—	—	—	649	99
United Arab Emirates	913	11	(7)	(11)	16	(149)	—	—	773	(11)
Total	$2,030	$73	$(7)	$203	$566	$(758)	$56	$—	$2,163	$148
The Fund valued the securities included in the Balance as of 12/31/19 above using prices provided by a third party provider.
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,182	$99,082	$104,307	$117	$4,957	4,957,024
NORTHERN FUNDS QUARTERLY REPORT     43    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%
Exploration & Production – 0.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26	$25	$12
Denbury Resources, Inc.,
6.38%, 12/31/24 (1)	106	73
		85
Total Convertible Bonds
(Cost $99)		85

CORPORATE BONDS – 69.5%
Advertising & Marketing – 0.2%
Lamar Media Corp.,
5.00%, 5/1/23	50	51
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.63%, 2/15/24	95	97
5.00%, 8/15/27 (1)	425	445
		593
Aerospace & Defense – 1.8%
Arconic, Inc.,
5.13%, 10/1/24	25	27
5.90%, 2/1/27	74	85
5.95%, 2/1/37	250	278
Signature Aviation US Holdings, Inc.,
5.38%, 5/1/26 (1)	220	232
TransDigm, Inc.,
6.50%, 5/15/25	50	52
6.25%, 3/15/26 (1)	880	953
6.38%, 6/15/26	1,500	1,591
7.50%, 3/15/27	590	645
5.50%, 11/15/27 (1)	920	930
Triumph Group, Inc.,
6.25%, 9/15/24 (1)	25	26
7.75%, 8/15/25	75	78
		4,897
Airlines – 0.0%
American Airlines Group, Inc.,
5.00%, 6/1/22 (1)	75	79
United Airlines Holdings, Inc.,
4.25%, 10/1/22	25	26
		105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Apparel & Textile Products – 0.1%
William Carter (The) Co.,
5.63%, 3/15/27(1)	$215	$231
Auto Parts Manufacturing – 0.3%
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26 (1)	75	70
Tenneco, Inc.,
5.38%, 12/15/24	150	142
5.00%, 7/15/26	25	23
Truck Hero, Inc.,
8.50%, 4/21/24 (1)	560	577
		812
Automobiles Manufacturing – 0.1%
Tesla, Inc.,
5.30%, 8/15/25(1)	275	267
Banks – 0.2%
CIT Group, Inc.,
4.13%, 3/9/21	75	77
5.00%, 8/15/22	320	339
		416
Cable & Satellite – 2.9%
Block Communications, Inc.,
6.88%, 2/15/25 (1)	25	26
Cablevision Systems Corp.,
5.88%, 9/15/22	25	27
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22	375	379
5.13%, 2/15/23	150	152
5.13%, 5/1/23 (1)	375	383
5.75%, 9/1/23	275	280
5.88%, 4/1/24 (1)	280	289
5.38%, 5/1/25 (1)	50	52
5.75%, 2/15/26 (1)	1,125	1,187
5.00%, 2/1/28 (1)	1,005	1,055
4.75%, 3/1/30 (1)	25	25
CSC Holdings LLC,
5.38%, 7/15/23 (1)	200	205
7.75%, 7/15/25 (1)	375	400
6.63%, 10/15/25 (1)	200	213
10.88%, 10/15/25 (1)	353	394
5.50%, 5/15/26 (1)	335	355
7.50%, 4/1/28 (1)	385	435
6.50%, 2/1/29 (1)	400	446

MULTI-MANAGER FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Cable & Satellite – 2.9%continued
5.75%, 1/15/30 (1)	$380	$406
DISH DBS Corp.,
5.13%, 5/1/20	25	25
5.88%, 7/15/22	25	27
5.88%, 11/15/24	555	567
7.75%, 7/1/26	50	53
GCI LLC,
6.63%, 6/15/24 (1)	75	81
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	195	206
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25 (1)	230	232
		7,900
Casinos & Gaming – 2.6%
Boyd Gaming Corp.,
6.38%, 4/1/26	830	893
4.75%, 12/1/27 (1)	215	223
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.25%, 10/15/25 (1)	125	129
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	755	800
4.75%, 1/15/28 (1)	25	26
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 2/15/23 (1)	75	79
Eldorado Resorts, Inc.,
6.00%, 4/1/25	125	131
6.00%, 9/15/26	400	440
Enterprise Development Authority (The),
12.00%, 7/15/24 (1)	125	143
Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	125	132
Inn of the Mountain Gods Resort & Casino,
9.25%, (100% Cash), 11/30/20 (2)	68	67
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
10.25%, 11/15/22 (1)	1,080	1,140
Jacobs Entertainment, Inc.,
7.88%, 2/1/24 (1)	100	106
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Casinos & Gaming – 2.6%continued
MGM Resorts International,
7.75%, 3/15/22	$175	$196
6.00%, 3/15/23	125	137
5.50%, 4/15/27	315	350
Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (1)	250	255
Scientific Games International, Inc.,
8.25%, 3/15/26 (1)	25	28
7.00%, 5/15/28 (1)	630	676
7.25%, 11/15/29 (1)	290	315
Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/27 (1)	115	120
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	565	605
5.25%, 5/15/27 (1)	200	212
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	25	27
		7,230
Chemicals – 1.2%
Blue Cube Spinco LLC,
10.00%, 10/15/25	50	55
CF Industries, Inc.,
5.38%, 3/15/44	25	27
Chemours (The) Co.,
7.00%, 5/15/25	25	25
5.38%, 5/15/27	25	22
Cornerstone Chemical Co.,
6.75%, 8/15/24 (1)	1,110	1,032
Element Solutions, Inc.,
5.88%, 12/1/25 (1)	300	314
H.B. Fuller Co.,
4.00%, 2/15/27	105	104
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
7.00%, 4/15/25 (1)	25	26
Olin Corp.,
5.63%, 8/1/29	380	401
5.00%, 2/1/30	220	223
TPC Group, Inc.,
10.50%, 8/1/24 (1)	100	101
Tronox, Inc.,
6.50%, 4/15/26 (1)	310	320

NORTHERN FUNDS QUARTERLY REPORT     45    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Chemicals – 1.2%continued
Univar Solutions USA, Inc.,
5.13%, 12/1/27 (1)	$315	$329
WR Grace & Co-Conn,
5.13%, 10/1/21 (1)	230	240
		3,219
Coal Operations – 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/1/21 (3)	20	6
6.38%, 3/15/24 (3)	250	2
CONSOL Energy, Inc.,
11.00%, 11/15/25 (1)	25	21
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 4/1/23	2,280	80
Murray Energy Corp.,
12.00%, 4/15/24 (1) (3) (4) (5)	486	—
		109
Commercial Finance – 0.3%
AerCap Global Aviation Trust,
(Variable, ICE LIBOR USD 3M + 4.30%), 6.50%, 6/15/45 (1) (6)	294	324
DAE Funding LLC,
4.00%, 8/1/20 (1)	225	226
5.00%, 8/1/24 (1)	150	158
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22 (1)	50	52
6.50%, 10/1/25 (1)	75	79
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (1)	25	26
		865
Communications Equipment – 1.0%
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	724	725
5.00%, 3/15/27 (1)	525	494
CommScope, Inc.,
5.00%, 6/15/21 (1)	12	12
5.50%, 3/1/24 (1)	75	78
6.00%, 3/1/26 (1)	245	261
8.25%, 3/1/27 (1)	365	384
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Communications Equipment – 1.0%continued
Nokia of America Corp.,
6.45%, 3/15/29	$75	$79
ViaSat, Inc.,
5.63%, 9/15/25 (1)	630	649
5.63%, 4/15/27 (1)	75	80
		2,762
Construction Materials Manufacturing – 0.2%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	25	26
Northwest Hardwoods, Inc.,
7.50%, 8/1/21 (1)	25	13
NWH Escrow Corp.,
7.50%, 8/1/21 (1)	25	13
Standard Industries, Inc.,
5.38%, 11/15/24 (1)	200	205
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 7/15/23	75	76
6.50%, 3/15/27 (1)	50	54
US Concrete, Inc.,
6.38%, 6/1/24	100	104
		491
Consumer Finance – 1.0%
Alliance Data Systems Corp.,
4.75%, 12/15/24	25	25
Ally Financial, Inc.,
7.50%, 9/15/20	25	26
3.88%, 5/21/24	75	79
8.00%, 11/1/31	325	451
Cardtronics, Inc./Cardtronics USA, Inc.,
5.50%, 5/1/25 (1)	25	26
Credit Acceptance Corp.,
5.13%, 12/31/24 (1)	50	52
6.63%, 3/15/26 (1)	75	81
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/1/21 (1)	25	25
5.25%, 3/15/22 (1)	125	130
MGIC Investment Corp.,
5.75%, 8/15/23	125	138
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/23 (1)	100	106

MULTI-MANAGER FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Consumer Finance – 1.0%continued
9.13%, 7/15/26 (1)	$50	$55
Navient Corp.,
5.88%, 3/25/21	25	26
6.63%, 7/26/21	25	26
6.50%, 6/15/22	125	135
5.50%, 1/25/23	25	27
6.13%, 3/25/24	175	190
6.75%, 6/25/25	175	193
6.75%, 6/15/26	150	165
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	50	49
Springleaf Finance Corp.,
6.88%, 3/15/25	75	85
7.13%, 3/15/26	200	231
6.63%, 1/15/28	75	85
5.38%, 11/15/29	25	26
Starwood Property Trust, Inc.,
3.63%, 2/1/21	280	282
4.75%, 3/15/25	105	111
		2,825
Consumer Products – 0.8%
Central Garden & Pet Co.,
6.13%, 11/15/23	25	26
5.13%, 2/1/28	25	26
Edgewell Personal Care Co.,
4.70%, 5/24/22	325	337
Energizer Holdings, Inc.,
5.50%, 6/15/25 (1)	125	130
6.38%, 7/15/26 (1)	340	362
7.75%, 1/15/27 (1)	520	581
First Quality Finance Co., Inc.,
5.00%, 7/1/25 (1)	25	26
High Ridge Brands Co.,
8.88%, 3/15/25 (1) (3) (7)	1,100	—
Prestige Brands, Inc.,
6.38%, 3/1/24 (1)	155	161
5.13%, 1/15/28 (1)	25	26
Revlon Consumer Products Corp.,
6.25%, 8/1/24	25	12
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Consumer Products – 0.8%continued
Spectrum Brands, Inc.,
6.13%, 12/15/24	$65	$67
5.75%, 7/15/25	330	345
		2,099
Consumer Services – 1.4%
Aramark Services, Inc.,
5.13%, 1/15/24	430	441
5.00%, 2/1/28 (1)	220	232
ASGN, Inc.,
4.63%, 5/15/28 (1)	545	560
Korn Ferry,
4.63%, 12/15/27 (1)	205	206
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23 (1)	245	257
5.25%, 4/15/24 (1)	50	53
5.75%, 4/15/26 (1)	915	994
Service Corp. International,
5.38%, 5/15/24	470	484
5.13%, 6/1/29	50	53
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24 (1)	360	374
WW International, Inc.,
8.63%, 12/1/25 (1)	75	80
		3,734
Containers & Packaging – 2.4%
Berry Global, Inc.,
5.13%, 7/15/23	235	241
4.50%, 2/15/26	185	190
5.63%, 7/15/27 (1)	290	311
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	335	354
Flex Acquisition Co., Inc.,
6.88%, 1/15/25	50	50
7.88%, 7/15/26 (1)	50	50
Graphic Packaging International LLC,
4.75%, 7/15/27 (1)	50	54
Greif, Inc.,
6.50%, 3/1/27 (1)	100	108
Matthews International Corp.,
5.25%, 12/1/25 (1)	75	75

NORTHERN FUNDS QUARTERLY REPORT     47    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Containers & Packaging – 2.4%continued
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	$495	$489
Plastipak Holdings, Inc.,
6.25%, 10/15/25 (1)	1,780	1,535
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
5.75%, 10/15/20	24	24
5.13%, 7/15/23 (1)	365	374
7.00%, 7/15/24 (1)	25	26
Sealed Air Corp.,
5.13%, 12/1/24 (1)	25	27
4.00%, 12/1/27 (1)	75	76
Trident TPI Holdings, Inc.,
9.25%, 8/1/24 (1)	855	864
6.63%, 11/1/25 (1)	1,785	1,606
		6,454
Department Stores – 0.0%
JC Penney Corp., Inc.,
8.63%, 3/15/25 (1)	75	44
6.38%, 10/15/36	100	32
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
8.75%, 10/25/24 (1)	41	14
		90
Distributors - Consumer Discretionary – 0.4%
IAA, Inc.,
5.50%, 6/15/27 (1)	410	436
KAR Auction Services, Inc.,
5.13%, 6/1/25 (1)	730	759
		1,195
Diversified Banks – 0.4%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 3.29%), 5.13%, 6/20/24 (6) (8)	50	53
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 9/5/24 (6) (8)	325	361
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (6) (8)	75	83
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Diversified Banks – 0.4%continued
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (6) (8)	$50	$53
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 8/15/26 (6) (8)	100	114
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (6) (8)	250	269
(Variable, ICE LIBOR USD 3M + 3.78%), 6.75%, 2/1/24 (6) (8)	25	28
(Variable, ICE LIBOR USD 3M + 3.33%), 6.10%, 10/1/24 (6) (8)	100	109
		1,070
Educational Services – 0.0%
Graham Holdings Co.,
5.75%, 6/1/26(1)	25	27
Electrical Equipment Manufacturing – 0.2%
ADT Security (The) Corp.,
6.25%, 10/15/21	50	53
4.88%, 7/15/32 (1)	175	160
Vertiv Group Corp.,
9.25%, 10/15/24 (1)	75	81
Vertiv Intermediate Holding Corp.,
12.00%, (100% Cash), 2/15/22 (1) (2)	275	285
		579
Entertainment Content – 0.3%
AMC Networks, Inc.,
4.75%, 12/15/22	125	126
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	175	177
6.63%, 8/15/27 (1)	75	73
Liberty Interactive LLC,
8.50%, 7/15/29	130	129
Lions Gate Capital Holdings LLC,
6.38%, 2/1/24 (1)	50	52
5.88%, 11/1/24 (1)	150	151
Univision Communications, Inc.,
6.75%, 9/15/22 (1)	128	130
5.13%, 2/15/25 (1)	25	25
WMG Acquisition Corp.,
5.00%, 8/1/23 (1)	50	51
		914

MULTI-MANAGER FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Entertainment Resources – 1.8%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/25	$225	$208
5.88%, 11/15/26	175	158
6.13%, 5/15/27	50	45
Boyne USA, Inc.,
7.25%, 5/1/25	100	109
Carlson Travel, Inc.,
6.75%, 12/15/23	200	204
9.50%, 12/15/24 (1)	930	925
Cedar Fair L.P.,
5.25%, 7/15/29 (1)	205	221
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.,
5.38%, 6/1/24	25	26
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
5.38%, 4/15/27	210	226
Cinemark USA, Inc.,
5.13%, 12/15/22	75	76
4.88%, 6/1/23	50	51
Live Nation Entertainment, Inc.,
4.88%, 11/1/24 (1)	235	243
5.63%, 3/15/26 (1)	75	80
4.75%, 10/15/27 (1)	550	569
LTF Merger Sub, Inc.,
8.50%, 6/15/23 (1)	75	76
Six Flags Entertainment Corp.,
4.88%, 7/31/24 (1)	185	192
5.50%, 4/15/27 (1)	360	384
Speedway Motorsports LLC/Speedway Funding II, Inc.,
4.88%, 11/1/27 (1)	25	25
Sterling Entertainment Group LLC,
10.25%, 1/15/25 (9)	1,110	1,104
		4,922
Exploration & Production – 2.9%
Antero Resources Corp.,
5.38%, 11/1/21	50	48
5.13%, 12/1/22	50	45
5.63%, 6/1/23	25	20
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 4/1/22 (1)	126	125
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Exploration & Production – 2.9%continued
7.00%, 11/1/26 (1)	$600	$478
Bruin E&P Partners LLC,
8.88%, 8/1/23 (1)	440	286
California Resources Corp.,
8.00%, 12/15/22 (1)	325	140
Callon Petroleum Co.,
6.13%, 10/1/24	125	127
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	50	51
Centennial Resource Production LLC,
5.38%, 1/15/26 (1)	100	98
6.88%, 4/1/27 (1)	255	265
Chaparral Energy, Inc.,
8.75%, 7/15/23 (1)	125	55
Chesapeake Energy Corp.,
6.63%, 8/15/20	52	51
6.88%, 11/15/20	100	97
5.75%, 3/15/23	25	17
11.50%, 1/1/25 (1)	289	273
8.00%, 1/15/25	75	45
CNX Resources Corp.,
5.88%, 4/15/22	50	50
7.25%, 3/14/27 (1)	50	44
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 5/15/25 (1)	25	22
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (1)	820	836
Denbury Resources, Inc.,
9.00%, 5/15/21 (1)	150	145
9.25%, 3/31/22 (1)	21	20
Endeavor Energy Resources L.P./EER Finance, Inc.,
5.75%, 1/30/28 (1)	75	79
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23 (1)	580	567
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/24 (1) (3)	219	4
Extraction Oil & Gas, Inc.,
7.38%, 5/15/24 (1)	50	31
5.63%, 2/1/26 (1)	395	237

NORTHERN FUNDS QUARTERLY REPORT     49    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Exploration & Production – 2.9%continued
Gulfport Energy Corp.,
6.00%, 10/15/24	$100	$71
6.38%, 1/15/26	50	31
HighPoint Operating Corp.,
7.00%, 10/15/22	50	48
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	150	142
Indigo Natural Resources LLC,
6.88%, 2/15/26 (1)	100	94
Jagged Peak Energy LLC,
5.88%, 5/1/26	50	52
Laredo Petroleum, Inc.,
6.25%, 3/15/23	50	47
Lonestar Resources America, Inc.,
11.25%, 1/1/23 (1)	75	51
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	75	77
Matador Resources Co.,
5.88%, 9/15/26	345	346
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	150	114
10.50%, 5/15/27 (1)	25	21
Murphy Oil Corp.,
6.88%, 8/15/24	75	79
5.75%, 8/15/25	25	26
5.88%, 12/1/27	50	53
Oasis Petroleum, Inc.,
6.50%, 11/1/21	100	99
6.25%, 5/1/26 (1)	50	42
Parsley Energy LLC/Parsley Finance Corp.,
6.25%, 6/1/24 (1)	50	52
PDC Energy, Inc.,
6.13%, 9/15/24	25	25
5.75%, 5/15/26	450	449
Range Resources Corp.,
5.75%, 6/1/21	125	125
5.00%, 8/15/22	57	56
5.00%, 3/15/23	180	166
4.88%, 5/15/25	255	218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Exploration & Production – 2.9%continued
Sanchez Energy Corp.,
7.75%, 6/15/21 (3)	$175	$8
6.13%, 1/15/23 (3)	165	7
SM Energy Co.,
6.13%, 11/15/22	25	25
5.63%, 6/1/25	110	104
6.75%, 9/15/26	25	25
6.63%, 1/15/27	215	211
Southwestern Energy Co.,
6.20%, 1/23/25	9	8
7.50%, 4/1/26	50	46
7.75%, 10/1/27	25	23
SRC Energy, Inc.,
6.25%, 12/1/25	50	50
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.,
8.75%, 4/15/23 (1)	75	37
9.75%, 4/15/23 (1)	100	50
Whiting Petroleum Corp.,
5.75%, 3/15/21	25	24
6.63%, 1/15/26	75	51
WPX Energy, Inc.,
8.25%, 8/1/23	58	67
5.25%, 9/15/24	150	159
5.75%, 6/1/26	150	160
		7,795
Financial Services – 1.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	125	134
9.75%, 7/15/27 (1)	225	240
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (6) (8)	50	52
Hunt Cos., Inc.,
6.25%, 2/15/26 (1)	75	74
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 2/1/24	100	104
4.75%, 9/15/24 (1)	175	180
6.25%, 5/15/26	225	240
5.25%, 5/15/27 (1)	100	102

MULTI-MANAGER FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Financial Services – 1.3%continued
LPL Holdings, Inc.,
5.75%, 9/15/25 (1)	$700	$732
4.63%, 11/15/27 (1)	200	204
NFP Corp.,
6.88%, 7/15/25 (1)	1,465	1,469
8.00%, 7/15/25 (1)	75	77
		3,608
Food & Beverage – 0.5%
Chobani LLC/Chobani Finance Corp., Inc.,
7.50%, 4/15/25 (1)	75	76
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	53
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
7.25%, 8/15/26 (1)	50	53
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	100	102
Pilgrim's Pride Corp.,
5.75%, 3/15/25 (1)	100	103
5.88%, 9/30/27 (1)	75	81
Post Holdings, Inc.,
5.50%, 3/1/25 (1)	320	335
5.00%, 8/15/26 (1)	250	264
5.75%, 3/1/27 (1)	165	177
5.63%, 1/15/28 (1)	215	232
		1,476
Forest & Paper Products Manufacturing – 0.1%
Mercer International, Inc.,
6.50%, 2/1/24	75	78
7.38%, 1/15/25	75	80
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26 (1)	75	81
		239
Hardware – 0.8%
CDW LLC/CDW Finance Corp.,
5.00%, 9/1/25	280	293
Dell International LLC/EMC Corp.,
5.88%, 6/15/21 (1)	32	32
7.13%, 6/15/24 (1)	325	343
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	50	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Hardware – 0.8%continued
Everi Payments, Inc.,
7.50%, 12/15/25 (1)	$195	$209
NCR Corp.,
6.38%, 12/15/23	50	51
5.75%, 9/1/27 (1)	100	106
6.13%, 9/1/29 (1)	150	163
TTM Technologies, Inc.,
5.63%, 10/1/25 (1)	50	52
Western Digital Corp.,
4.75%, 2/15/26	910	949
		2,246
Health Care Facilities & Services – 4.7%
ASP AMC Merger Sub, Inc.,
8.00%, 5/15/25 (1)	175	116
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	25	26
Charles River Laboratories International, Inc.,
5.50%, 4/1/26 (1)	75	81
4.25%, 5/1/28	25	25
CHS/Community Health Systems, Inc.,
6.88%, 2/1/22	38	31
9.88%, 6/30/23 (1)	50	44
8.63%, 1/15/24 (1)	25	27
8.13%, 6/30/24 (1)	34	28
8.00%, 3/15/26 (1)	175	180
8.00%, 12/15/27 (1)	21	21
6.88%, 4/1/28 (1)	53	30
DaVita, Inc.,
5.13%, 7/15/24	25	26
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22 (1) (2)	150	152
7.75%, (100% Cash), 5/15/22 (1) (2)	2,175	2,208
Encompass Health Corp.,
5.75%, 11/1/24	56	57
4.75%, 2/1/30	50	52
Envision Healthcare Corp.,
8.75%, 10/15/26 (1)	3,315	2,055
HCA, Inc.,
5.88%, 5/1/23	50	55
7.69%, 6/15/25	560	675
7.58%, 9/15/25	100	119

NORTHERN FUNDS QUARTERLY REPORT     51    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Health Care Facilities & Services – 4.7%continued
5.38%, 9/1/26	$125	$139
5.63%, 9/1/28	100	114
4.13%, 6/15/29	25	27
MEDNAX, Inc.,
6.25%, 1/15/27 (1)	355	364
NVA Holdings, Inc.,
6.88%, 4/1/26 (1)	1,000	1,081
Select Medical Corp.,
6.25%, 8/15/26 (1)	440	476
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	1,850	1,850
Team Health Holdings, Inc.,
6.38%, 2/1/25 (1)	1,020	681
Tenet Healthcare Corp.,
8.13%, 4/1/22	485	537
6.75%, 6/15/23	420	461
4.63%, 7/15/24	50	51
4.63%, 9/1/24 (1)	50	52
4.88%, 1/1/26 (1)	75	79
5.13%, 11/1/27 (1)	125	132
Vizient, Inc.,
6.25%, 5/15/27 (1)	280	300
West Street Merger Sub, Inc.,
6.38%, 9/1/25 (1)	365	364
		12,716
Home & Office Products Manufacturing – 0.1%
Newell Brands, Inc.,
4.20%, 4/1/26	100	104
5.38%, 4/1/36	150	162
5.50%, 4/1/46	50	54
		320
Home Improvement – 0.9%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
9.00%, 2/15/23 (1)	1,440	1,292
BMC East LLC,
5.50%, 10/1/24 (1)	175	182
Griffon Corp.,
5.25%, 3/1/22	150	151
JELD-WEN, Inc.,
4.63%, 12/15/25 (1)	145	149
4.88%, 12/15/27 (1)	415	424
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Home Improvement – 0.9%continued
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	$100	$107
PGT Escrow Issuer, Inc.,
6.75%, 8/1/26 (1)	100	107
Scotts Miracle-Gro (The) Co.,
5.25%, 12/15/26	50	53
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25 (1)	125	117
		2,582
Homebuilders – 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.75%, 8/1/25 (1)	50	51
Beazer Homes USA, Inc.,
6.75%, 3/15/25	75	79
7.25%, 10/15/29 (1)	50	53
Century Communities, Inc.,
5.88%, 7/15/25	100	104
6.75%, 6/1/27 (1)	150	161
Forestar Group, Inc.,
8.00%, 4/15/24 (1)	150	163
KB Home,
7.63%, 5/15/23	25	28
6.88%, 6/15/27	75	87
Lennar Corp.,
4.13%, 1/15/22	125	128
Meritage Homes Corp.,
7.00%, 4/1/22	54	59
6.00%, 6/1/25	125	140
Shea Homes L.P./Shea Homes Funding Corp.,
6.13%, 4/1/25 (1)	240	248
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	195	214
5.75%, 1/15/28 (1)	155	169
Toll Brothers Finance Corp.,
5.88%, 2/15/22	125	132
4.38%, 4/15/23	190	199
TRI Pointe Group, Inc.,
5.25%, 6/1/27	75	78
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/1/23	75	75
6.63%, 8/15/25	50	52

MULTI-MANAGER FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Homebuilders – 1.0%continued
William Lyon Homes, Inc.,
6.00%, 9/1/23	$50	$52
5.88%, 1/31/25	125	129
6.63%, 7/15/27 (1)	50	54
Williams Scotsman International, Inc.,
7.88%, 12/15/22 (1)	44	46
6.88%, 8/15/23 (1)	150	158
		2,659
Industrial Other – 1.1%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	175	139
Anixter, Inc.,
6.00%, 12/1/25	50	52
Aptim Corp.,
7.75%, 6/15/25 (1)	100	60
Brand Industrial Services, Inc.,
8.50%, 7/15/25 (1)	125	128
Capitol Investment Merger Sub 2 LLC,
10.00%, 8/1/24 (1)	25	26
Core & Main L.P.,
6.13%, 8/15/25 (1)	435	453
frontdoor, Inc.,
6.75%, 8/15/26 (1)	255	278
Great Lakes Dredge & Dock Corp.,
8.00%, 5/15/22	50	53
H&E Equipment Services, Inc.,
5.63%, 9/1/25	125	131
Harsco Corp.,
5.75%, 7/31/27 (1)	495	528
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	75	80
New Enterprise Stone & Lime Co., Inc.,
10.13%, 4/1/22 (1)	200	212
6.25%, 3/15/26 (1)	25	26
Resideo Funding, Inc.,
6.13%, 11/1/26 (1)	370	373
TopBuild Corp.,
5.63%, 5/1/26 (1)	75	78
United Rentals North America, Inc.,
5.88%, 9/15/26	15	16
6.50%, 12/15/26	100	110
5.50%, 5/15/27	170	182
		2,925
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Internet Media – 1.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	$380	$400
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	100	94
Match Group, Inc.,
6.38%, 6/1/24	75	79
5.00%, 12/15/27 (1)	50	52
5.63%, 2/15/29 (1)	315	335
Netflix, Inc.,
5.38%, 2/1/21	125	129
5.50%, 2/15/22	140	148
4.88%, 4/15/28	355	369
5.88%, 11/15/28	475	527
6.38%, 5/15/29	625	712
5.38%, 11/15/29 (1)	390	415
4.88%, 6/15/30 (1)	160	162
Twitter, Inc.,
3.88%, 12/15/27 (1)	25	25
Uber Technologies, Inc.,
7.50%, 11/1/23 (1)	100	104
8.00%, 11/1/26 (1)	100	104
7.50%, 9/15/27 (1)	25	26
		3,681
Iron & Steel – 1.0%
Specialty Steel Supply, Inc.,
12.55%, 11/15/22(1) (9)	2,670	2,670
Leisure Products Manufacturing – 0.0%
Mattel, Inc.,
6.75%, 12/31/25(1)	75	81
Life Insurance – 0.1%
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/25 (1)	75	80
Genworth Holdings, Inc.,
7.70%, 6/15/20	200	204
7.63%, 9/24/21	50	53
		337
Machinery Manufacturing – 1.2%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	50	53
4.63%, 5/15/30 (1)	170	171
Cloud Crane LLC,
10.13%, 8/1/24 (1)	125	131

NORTHERN FUNDS QUARTERLY REPORT     53    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Machinery Manufacturing – 1.2%continued
Colfax Corp.,
6.00%, 2/15/24 (1)	$50	$53
6.38%, 2/15/26 (1)	25	27
Granite Holdings US Acquisition Co.,
11.00%, 10/1/27 (1)	195	198
JPW Industries Holding Corp.,
9.00%, 10/1/24 (1)	1,370	1,288
Manitowoc (The) Co., Inc.,
9.00%, 4/1/26 (1)	50	53
MTS Systems Corp.,
5.75%, 8/15/27 (1)	50	52
RBS Global, Inc./Rexnord LLC,
4.88%, 12/15/25 (1)	310	320
SPX FLOW, Inc.,
5.63%, 8/15/24 (1)	50	52
5.88%, 8/15/26 (1)	50	53
Stevens Holding Co., Inc.,
6.13%, 10/1/26	75	82
Tennant Co.,
5.63%, 5/1/25	50	52
Terex Corp.,
5.63%, 2/1/25 (1)	560	578
Titan International, Inc.,
6.50%, 11/30/23	125	107
		3,270
Managed Care – 3.1%
Centene Corp.,
4.75%, 5/15/22	440	449
6.13%, 2/15/24	130	135
4.75%, 1/15/25 (1)	150	156
5.38%, 6/1/26 (1)	75	80
4.25%, 12/15/27 (1)	125	128
4.63%, 12/15/29	125	131
One Call Corp.,
7.50%, 7/1/24 (1) (2) (9)	5,226	4,671
Polaris Intermediate Corp.,
8.50%, (100% Cash), 12/1/22 (1) (2)	2,950	2,747
WellCare Health Plans, Inc.,
5.38%, 8/15/26 (1)	75	80
		8,577
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Manufactured Goods – 1.3%
EnPro Industries, Inc.,
5.75%, 10/15/26	$75	$80
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp.,
12.25%, 11/15/26 (1)	150	156
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (1)	75	77
Material Sciences Corp.,
10.58%, 1/9/24 (9)	1,511	1,511
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21 (1)	2,730	1,624
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	100	102
		3,550
Medical Equipment & Devices Manufacturing – 0.6%
Avantor, Inc.,
9.00%, 10/1/25 (1)	550	614
Hill-Rom Holdings, Inc.,
4.38%, 9/15/27 (1)	25	26
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,
6.63%, 5/15/22 (1)	980	974
		1,614
Metals & Mining – 2.3%
Aleris International, Inc.,
10.75%, 7/15/23 (1)	25	26
Allegheny Technologies, Inc.,
5.88%, 12/1/27	50	53
Big River Steel LLC/BRS Finance Corp.,
7.25%, 9/1/25 (1)	1,166	1,230
Century Aluminum Co.,
7.50%, 6/1/21 (1)	1,240	1,215
Cleveland-Cliffs, Inc.,
5.75%, 3/1/25	39	39
5.88%, 6/1/27 (1)	125	120
6.25%, 10/1/40	50	42
Coeur Mining, Inc.,
5.88%, 6/1/24	75	75
Commercial Metals Co.,
5.75%, 4/15/26	50	52
5.38%, 7/15/27	25	26

MULTI-MANAGER FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Metals & Mining – 2.3%continued
Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	$75	$80
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	450	456
3.88%, 3/15/23	75	76
4.55%, 11/14/24	75	79
5.00%, 9/1/27	230	242
5.25%, 9/1/29	335	359
5.45%, 3/15/43	575	595
Hecla Mining Co.,
6.88%, 5/1/21	50	50
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22 (1)	660	696
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	50	51
Novelis Corp.,
6.25%, 8/15/24 (1)	190	199
5.88%, 9/30/26 (1)	490	521
Real Alloy Holding, Inc.,
10.00%, 1/15/19 (1) (3) (4) (7)	1,283	—
Tms International Holding Corp.,
7.25%, 8/15/25 (1)	75	68
Warrior Met Coal, Inc.,
8.00%, 11/1/24 (1)	36	37
		6,387
Oil & Gas Services & Equipment – 0.7%
Apergy Corp.,
6.38%, 5/1/26	25	26
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	100	106
6.25%, 4/1/28 (1)	295	304
Basic Energy Services, Inc.,
10.75%, 10/15/23 (1)	25	18
Calfrac Holdings L.P.,
8.50%, 6/15/26 (1)	25	10
Diamond Offshore Drilling, Inc.,
3.45%, 11/1/23	25	21
7.88%, 8/15/25	125	109
5.70%, 10/15/39	25	15
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	50	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Oil & Gas Services & Equipment – 0.7%continued
Forum Energy Technologies, Inc.,
6.25%, 10/1/21	$790	$697
FTS International, Inc.,
6.25%, 5/1/22	50	33
Global Marine, Inc.,
7.00%, 6/1/28	25	22
McDermott Technology Americas, Inc./McDermott Technology US, Inc.,
10.63%, 5/1/24	50	4
Nabors Industries, Inc.,
5.10%, 9/15/23	75	67
5.75%, 2/1/25	125	112
Nine Energy Service, Inc.,
8.75%, 11/1/23 (1)	75	61
SESI LLC,
7.13%, 12/15/21	75	64
7.75%, 9/15/24	25	17
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26	50	53
6.88%, 9/1/27	125	130
		1,918
Pharmaceuticals – 0.1%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	175	199
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	100	100
		299
Pipeline – 3.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24	1,000	927
5.75%, 3/1/27 (1)	100	88
Buckeye Partners L.P.,
3.95%, 12/1/26	450	435
4.13%, 12/1/27	290	280
5.85%, 11/15/43	85	77
Cheniere Energy Partners L.P.,
5.25%, 10/1/25	640	667
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23	300	306
5.63%, 5/1/27 (1)	50	51

NORTHERN FUNDS QUARTERLY REPORT     55    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Pipeline – 3.3%continued
DCP Midstream Operating L.P.,
4.75%, 9/30/21 (1)	$50	$51
3.88%, 3/15/23	85	87
5.38%, 7/15/25	230	250
5.13%, 5/15/29	75	78
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (6)	425	395
5.60%, 4/1/44	240	232
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	75	75
Energy Transfer Operating L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (6) (8)	75	71
(Variable, ICE LIBOR USD 3M + 4.16%), 6.63%, 2/15/28 (6) (8)	50	47
EnLink Midstream LLC,
5.38%, 6/1/29	100	94
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	75	70
5.60%, 4/1/44	150	121
5.05%, 4/1/45	25	20
5.45%, 6/1/47	75	61
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	275	266
6.25%, 5/15/26	255	244
Global Partners L.P./GLP Finance Corp.,
7.00%, 8/1/27 (1)	170	181
Hess Midstream Operations L.P.,
5.63%, 2/15/26 (1)	125	130
5.13%, 6/15/28 (1)	100	101
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.00%, 8/1/24	100	104
NGPL PipeCo LLC,
4.88%, 8/15/27	25	27
NuStar Logistics L.P.,
6.00%, 6/1/26	50	53
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	175	180
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Pipeline – 3.3%continued
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (6) (8)	$175	$163
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	302	269
5.75%, 4/15/25	560	428
Summit Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 7.43%), 9.50%, 12/15/22 (6) (8)	125	64
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
4.75%, 10/1/23 (1)	50	50
5.50%, 9/15/24 (1)	75	75
5.50%, 1/15/28 (1)	470	461
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.25%, 11/15/23	455	460
6.75%, 3/15/24	173	179
5.13%, 2/1/25	270	280
5.38%, 2/1/27	66	68
6.50%, 7/15/27	160	175
5.00%, 1/15/28	75	76
6.88%, 1/15/29 (1)	75	83
5.50%, 3/1/30 (1)	340	349
TransMontaigne Partners L.P./TLP Finance Corp.,
6.13%, 2/15/26	25	25
		8,974
Power Generation – 2.2%
Calpine Corp.,
5.50%, 2/1/24	300	304
5.75%, 1/15/25	660	677
4.50%, 2/15/28 (1)	680	686
5.13%, 3/15/28	540	551
Clearway Energy Operating LLC,
5.75%, 10/15/25	125	132
5.00%, 9/15/26	250	258
4.75%, 3/15/28 (1)	50	51
NRG Energy, Inc.,
7.25%, 5/15/26	590	645
6.63%, 1/15/27	930	1,009

MULTI-MANAGER FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Power Generation – 2.2%continued
Pattern Energy Group, Inc.,
5.88%, 2/1/24 (1)	$100	$103
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	25	26
4.75%, 1/15/30 (1)	50	51
Vistra Energy Corp.,
5.88%, 6/1/23	25	26
Vistra Operations Co. LLC,
3.55%, 7/15/24 (1)	125	127
5.50%, 9/1/26 (1)	225	238
5.63%, 2/15/27 (1)	370	390
5.00%, 7/31/27 (1)	545	569
4.30%, 7/15/29	50	51
		5,894
Property & Casualty Insurance – 2.1%
Acrisure LLC/Acrisure Finance, Inc.,
8.13%, 2/15/24 (1)	240	261
7.00%, 11/15/25 (1)	125	121
10.13%, 8/1/26 (1)	50	54
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27 (1)	320	343
AmWINS Group, Inc.,
7.75%, 7/1/26 (1)	120	133
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	2,605	2,650
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	290	301
HUB International Ltd.,
7.00%, 5/1/26 (1)	1,410	1,491
Radian Group, Inc.,
4.50%, 10/1/24	75	79
4.88%, 3/15/27	100	105
USI, Inc.,
6.88%, 5/1/25 (1)	100	102
		5,640
Publishing & Broadcasting – 2.6%
Clear Channel Outdoor Holdings, Inc.,
9.25%, 2/15/24 (1)	17	19
5.13%, 8/15/27 (1)	700	729
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	165	177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Publishing & Broadcasting – 2.6%continued
EW Scripps (The) Co.,
5.13%, 5/15/25 (1)	$100	$102
Gray Television, Inc.,
5.13%, 10/15/24 (1)	100	104
5.88%, 7/15/26 (1)	300	319
7.00%, 5/15/27 (1)	235	261
iHeartCommunications, Inc.,
6.38%, 5/1/26	432	468
8.38%, 5/1/27	308	340
5.25%, 8/15/27 (1)	315	330
4.75%, 1/15/28 (1)	75	77
National CineMedia LLC,
5.75%, 8/15/26	25	24
Nexstar Broadcasting, Inc.,
5.63%, 8/1/24 (1)	100	104
5.63%, 7/15/27 (1)	655	690
Salem Media Group, Inc.,
6.75%, 6/1/24 (1)	25	23
Scripps Escrow, Inc.,
5.88%, 7/15/27 (1)	25	26
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	100	103
5.50%, 3/1/30 (1)	25	26
Sirius XM Radio, Inc.,
3.88%, 8/1/22 (1)	85	87
4.63%, 5/15/23 (1)	205	208
4.63%, 7/15/24 (1)	600	630
5.38%, 7/15/26 (1)	970	1,030
5.00%, 8/1/27 (1)	235	248
5.50%, 7/1/29 (1)	720	779
TEGNA, Inc.,
6.38%, 10/15/23	25	26
5.00%, 9/15/29 (1)	75	76
Townsquare Media, Inc.,
6.50%, 4/1/23 (1)	75	76
		7,082
Real Estate – 2.8%
ESH Hospitality, Inc.,
5.25%, 5/1/25 (1)	465	481
4.63%, 10/1/27 (1)	355	359
FelCor Lodging L.P.,
6.00%, 6/1/25	175	183

NORTHERN FUNDS QUARTERLY REPORT     57    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Real Estate – 2.8%continued
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25 (1)	$50	$50
GEO Group (The), Inc.,
6.00%, 4/15/26	25	22
GLP Capital L.P./GLP Financing II, Inc.,
5.25%, 6/1/25	25	28
Greystar Real Estate Partners LLC,
5.75%, 12/1/25 (1)	50	52
HAT Holdings I LLC/HAT Holdings II LLC,
5.25%, 7/15/24 (1)	125	131
Howard Hughes (The) Corp.,
5.38%, 3/15/25 (1)	50	52
Iron Mountain US Holdings, Inc.,
5.38%, 6/1/26 (1)	170	178
Iron Mountain, Inc.,
6.00%, 8/15/23	110	112
5.75%, 8/15/24	75	76
4.88%, 9/15/27 (1)	515	532
5.25%, 3/15/28 (1)	955	993
4.88%, 9/15/29 (1)	355	361
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	75	77
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 3/1/24	360	374
5.50%, 5/1/24	395	405
5.25%, 8/1/26	160	169
4.63%, 8/1/29	100	103
Newmark Group, Inc.,
6.13%, 11/15/23	75	83
Realogy Group LLC/Realogy Co.-Issuer Corp.,
4.88%, 6/1/23 (1)	250	246
9.38%, 4/1/27 (1)	520	543
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	50	51
Ryman Hospitality Properties, Inc.,
4.75%, 10/15/27 (1)	415	429
SBA Communications Corp.,
4.00%, 10/1/22	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Real Estate – 2.8%continued
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24 (1)	$745	$631
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.00%, 4/15/23 (1)	25	24
8.25%, 10/15/23	720	628
VICI Properties 1 LLC/VICI FC, Inc.,
8.00%, 10/15/23	235	254
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/1/26 (1)	25	26
		7,755
Refining & Marketing – 0.1%
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	50	54
Murphy Oil USA, Inc.,
4.75%, 9/15/29	50	53
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 1/15/23	100	102
6.00%, 4/15/27	75	80
		289
Renewable Energy – 0.2%
EnerSys,
4.38%, 12/15/27 (1)	220	217
Enviva Partners L.P./Enviva Partners Finance Corp.,
6.50%, 1/15/26 (1)	185	198
		415
Restaurants – 0.4%
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	225	233
8.75%, 10/1/25 (1)	150	161
IRB Holding Corp.,
6.75%, 2/15/26 (1)	50	52
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24 (1)	200	207
5.25%, 6/1/26 (1)	435	459
		1,112

MULTI-MANAGER FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Retail - Consumer Discretionary – 3.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23	$26	$26
5.25%, 3/15/25 (1)	330	339
5.75%, 7/15/27 (1)	490	510
Beacon Roofing Supply, Inc.,
4.88%, 11/1/25 (1)	460	462
4.50%, 11/15/26 (1)	25	26
Builders FirstSource, Inc.,
5.63%, 9/1/24	84	87
6.75%, 6/1/27 (1)	125	137
Carvana Co.,
8.88%, 10/1/23 (1)	50	53
FirstCash, Inc.,
5.38%, 6/1/24 (1)	50	52
Hertz (The) Corp.,
5.50%, 10/15/24 (1)	165	169
7.13%, 8/1/26 (1)	535	579
6.00%, 1/15/28 (1)	785	785
L Brands, Inc.,
5.25%, 2/1/28	520	493
7.50%, 6/15/29	50	52
6.75%, 7/1/36	150	132
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	25	26
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22 (1)	165	151
Penske Automotive Group, Inc.,
3.75%, 8/15/20	340	343
5.75%, 10/1/22	65	66
5.50%, 5/15/26	455	477
PetSmart, Inc.,
7.13%, 3/15/23 (1)	100	98
QVC, Inc.,
5.45%, 8/15/34	25	24
Sonic Automotive, Inc.,
6.13%, 3/15/27	125	130
SRS Distribution, Inc.,
8.25%, 7/1/26 (1)	1,450	1,497
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Retail - Consumer Discretionary – 3.0%continued
Staples, Inc.,
7.50%, 4/15/26 (1)	$905	$939
10.75%, 4/15/27 (1)	545	553
		8,206
Retail - Consumer Staples – 0.2%
KeHE Distributors LLC/KeHE Finance Corp.,
8.63%, 10/15/26 (1)	25	26
Performance Food Group, Inc.,
5.50%, 10/15/27 (1)	380	406
US Foods, Inc.,
5.88%, 6/15/24 (1)	85	88
		520
Semiconductors – 0.3%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	66	74
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	375	413
Entegris, Inc.,
4.63%, 2/10/26 (1)	50	52
Micron Technology, Inc.,
4.64%, 2/6/24	25	27
4.98%, 2/6/26	25	28
Qorvo, Inc.,
5.50%, 7/15/26	75	80
4.38%, 10/15/29 (1)	75	78
		752
Software & Services – 2.5%
ACI Worldwide, Inc.,
5.75%, 8/15/26 (1)	25	27
Ascend Learning LLC,
6.88%, 8/1/25 (1)	103	108
6.88%, 8/1/25 (1)	25	26
Banff Merger Sub, Inc.,
9.75%, 9/1/26 (1)	75	76
CDK Global, Inc.,
5.00%, 10/15/24	75	81
5.88%, 6/15/26	50	53
4.88%, 6/1/27	252	266
5.25%, 5/15/29 (1)	50	54
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/24	75	77

NORTHERN FUNDS QUARTERLY REPORT     59    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Software & Services – 2.5%continued
Dun & Bradstreet (The) Corp.,
10.25%, 2/15/27 (1)	$225	$259
Exela Intermediate LLC/Exela Finance, Inc.,
10.00%, 7/15/23 (1)	125	50
Gartner, Inc.,
5.13%, 4/1/25 (1)	50	52
Harland Clarke Holdings Corp.,
9.25%, 3/1/21 (1)	25	25
8.38%, 8/15/22 (1)	125	102
Infor US, Inc.,
6.50%, 5/15/22	50	51
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc.,
6.00%, 7/15/25 (1)	565	599
MPH Acquisition Holdings LLC,
7.13%, 6/1/24 (1)	795	769
MSCI, Inc.,
5.25%, 11/15/24 (1)	27	28
4.75%, 8/1/26 (1)	50	52
4.00%, 11/15/29 (1)	25	25
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	350	350
5.00%, 4/15/22 (1)	569	571
Rackspace Hosting, Inc.,
8.63%, 11/15/24 (1)	900	880
Refinitiv US Holdings, Inc.,
6.25%, 5/15/26 (1)	25	27
8.25%, 11/15/26 (1)	50	56
RP Crown Parent LLC,
7.38%, 10/15/24 (1)	150	156
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (1)	510	541
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	1,030	1,100
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25 (1)	100	103
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	125	137
		6,701
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Supermarkets & Pharmacies – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.75%, 3/15/25	$125	$129
Rite Aid Corp.,
6.13%, 4/1/23 (1)	25	23
		152
Tobacco – 0.0%
Vector Group Ltd.,
6.13%, 2/1/25 (1)	25	25
10.50%, 11/1/26 (1)	100	103
		128
Transportation & Logistics – 0.1%
BCD Acquisition, Inc.,
9.63%, 9/15/23 (1)	50	51
Wabash National Corp.,
5.50%, 10/1/25 (1)	50	50
XPO Logistics, Inc.,
6.13%, 9/1/23 (1)	150	155
6.75%, 8/15/24 (1)	125	136
		392
Travel & Lodging – 0.0%
Arrow Bidco LLC,
9.50%, 3/15/24 (1)	25	24
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28 (1)	25	26
Wyndham Destinations, Inc.,
4.63%, 3/1/30 (1)	25	25
		75
Utilities – 0.7%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	75	81
5.75%, 5/20/27	25	27
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	50	43
Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,
8.63%, 6/15/20	50	31
NextEra Energy Operating Partners L.P.,
4.25%, 7/15/24 (1)	75	78
4.25%, 9/15/24 (1)	75	78
3.88%, 10/15/26 (1)	100	100

MULTI-MANAGER FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Utilities – 0.7%continued
Pacific Gas & Electric Co.,
3.25%, 6/15/23 (3)	$25	$25
6.05%, 3/1/34 (3)	200	209
5.40%, 1/15/40 (3)	125	130
5.13%, 11/15/43 (3)	75	77
4.00%, 12/1/46 (3)	25	25
Talen Energy Supply LLC,
10.50%, 1/15/26 (1)	455	433
7.25%, 5/15/27 (1)	315	331
6.63%, 1/15/28 (1)	180	184
		1,852
Wireless Telecommunications Services – 1.7%
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	175	194
Sprint Capital Corp.,
6.88%, 11/15/28	25	27
8.75%, 3/15/32	625	759
Sprint Communications, Inc.,
9.25%, 4/15/22	75	86
6.00%, 11/15/22	75	79
Sprint Corp.,
7.88%, 9/15/23	605	667
7.13%, 6/15/24	1,310	1,413
7.63%, 3/1/26	365	402
T-Mobile USA, Inc.,
4.00%, 4/15/22	50	51
6.00%, 3/1/23	125	127
6.50%, 1/15/24	25	26
6.00%, 4/15/24	170	176
6.38%, 3/1/25	150	155
5.13%, 4/15/25	50	52
6.50%, 1/15/26	145	155
4.50%, 2/1/26	210	215
		4,584
Wireline Telecommunications Services – 2.5%
CenturyLink, Inc.,
5.63%, 4/1/20	75	75
6.45%, 6/15/21	100	105
5.80%, 3/15/22	100	105
7.50%, 4/1/24	25	28
5.13%, 12/15/26 (1)	125	127
Cogent Communications Group, Inc.,
5.38%, 3/1/22 (1)	75	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.5% continued
Wireline Telecommunications Services – 2.5%continued
Embarq Corp.,
8.00%, 6/1/36	$300	$317
Frontier Communications Corp.,
10.50%, 9/15/22	670	327
8.50%, 4/1/26 (1)	50	51
8.00%, 4/1/27 (1)	730	763
GTT Communications, Inc.,
7.88%, 12/31/24 (1)	2,870	2,166
Level 3 Financing, Inc.,
5.38%, 8/15/22	42	42
5.63%, 2/1/23	200	201
5.13%, 5/1/23	285	287
5.38%, 1/15/24	290	295
4.63%, 9/15/27 (1)	360	368
Qualitytech L.P./QTS Finance Corp.,
4.75%, 11/15/25 (1)	25	26
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/1/21 (3)	6	1
6.38%, 8/1/23 (1) (3) (4)	27	3
10.50%, 6/30/24 (1) (3)	75	29
8.63%, 10/31/25 (1) (3) (4)	68	65
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	430	440
6.38%, 5/15/25	315	325
5.75%, 1/15/27 (1)	535	544
		6,768
Total Corporate Bonds
(Cost $192,961)		190,047

FOREIGN ISSUER BONDS – 11.2%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
8.75%, 12/1/21 (1)	305	334
5.75%, 3/15/22 (1)	220	227
6.00%, 10/15/22 (1)	100	100
6.13%, 1/15/23 (1)	250	257
7.50%, 3/15/25 (1)	75	77
7.88%, 4/15/27 (1)	75	77
TransDigm UK Holdings PLC,
6.88%, 5/15/26	400	426
		1,498

NORTHERN FUNDS QUARTERLY REPORT     61    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Airlines – 0.0%
Air Canada,
7.75%, 4/15/21(1)	$100	$106
Apparel & Textile Products – 0.0%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC,
7.50%, 5/1/25(1)	150	119
Auto Parts Manufacturing – 0.1%
Delphi Technologies PLC,
5.00%, 10/1/25 (1)	50	46
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.,
8.50%, 5/15/27 (1)	75	80
		126
Cable & Satellite – 0.5%
Altice Luxembourg S.A.,
7.63%, 2/15/25 (1)	235	244
10.50%, 5/15/27 (1)	200	228
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28 (1)	400	431
Videotron Ltd.,
5.38%, 6/15/24 (1)	125	137
Virgin Media Secured Finance PLC,
5.50%, 8/15/26	355	373
		1,413
Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24 (1)	100	102
Melco Resorts Finance Ltd.,
5.25%, 4/26/26 (1)	200	207
		309
Chemicals – 0.6%
Consolidated Energy Finance S.A.,
6.50%, 5/15/26	150	141
INEOS Group Holdings S.A.,
5.63%, 8/1/24	295	303
Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA,
8.38%, 12/1/22 (1)	100	105
NOVA Chemicals Corp.,
4.88%, 6/1/24 (1)	315	325
5.00%, 5/1/25 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Chemicals – 0.6%continued
5.25%, 6/1/27 (1)	$50	$51
Starfruit Finco B.V./Starfruit US Holdco LLC,
8.00%, 10/1/26 (1)	380	403
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	100	100
Tronox Finance PLC,
5.75%, 10/1/25 (1)	140	143
		1,596
Commercial Finance – 0.2%
Aircastle Ltd.,
5.13%, 3/15/21	25	26
Avolon Holdings Funding Ltd.,
3.63%, 5/1/22 (1)	25	26
5.25%, 5/15/24 (1)	50	54
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (1) (2)	445	464
Park Aerospace Holdings Ltd.,
3.63%, 3/15/21 (1)	75	76
		646
Communications Equipment – 0.0%
Nokia OYJ,
3.38%, 6/12/22	25	25
Consumer Finance – 0.0%
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	100	108
Consumer Products – 0.0%
Avon International Capital PLC,
6.50%, 8/15/22(1)	50	52
Consumer Services – 0.3%
Garda World Security Corp.,
8.75%, 5/15/25 (1)	660	687
GW B-CR Security Corp.,
9.50%, 11/1/27 (1)	183	195
		882
Containers & Packaging – 0.3%
ARD Finance S.A.,
6.50%, 6/30/27 (1) (2)	425	439
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
4.25%, 9/15/22 (1)	200	202

MULTI-MANAGER FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Containers & Packaging – 0.3%continued
Cascades, Inc./Cascades USA, Inc.,
5.13%, 1/15/26 (1)	$25	$26
5.38%, 1/15/28 (1)	25	26
		693
Diversified Banks – 0.2%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%), 4.65%, 10/12/22 (6) (8)	25	26
Barclays PLC,
(Variable, USD Swap 5Y + 4.84%), 7.75%, 9/15/23 (6) (8)	250	273
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.72%), 8.00%, 8/10/25 (6) (8)	200	230
		529
Exploration & Production – 0.5%
MEG Energy Corp.,
6.38%, 1/30/23 (1)	980	982
7.00%, 3/31/24 (1)	95	96
OGX Austria GmbH,
8.50%, 6/1/18 (3) (7)	2,420	—
8.38%, 4/1/22 (1) (3) (4) (7)	1,800	—
Seven Generations Energy Ltd.,
6.88%, 6/30/23 (1)	100	103
5.38%, 9/30/25 (1)	50	50
		1,231
Financial Services – 0.1%
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 3.46%), 6.25%, 12/18/24 (6) (8)	200	218
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24 (1)	75	71
		289
Food & Beverage – 0.1%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,
8.50%, 12/15/22 (1)	75	75
JBS USA LUX S.A./JBS USA Finance, Inc.,
5.88%, 7/15/24 (1)	25	26
5.75%, 6/15/25 (1)	75	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Food & Beverage – 0.1%continued
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.50%, 1/15/30 (1)	$150	$161
		340
Home Improvement – 0.2%
Masonite International Corp.,
5.75%, 9/15/26 (1)	200	213
5.38%, 2/1/28 (1)	265	280
		493
Homebuilders – 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
6.13%, 7/1/22 (1)	50	51
6.38%, 5/15/25 (1)	25	26
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
5.63%, 3/1/24 (1)	103	111
		188
Industrial Other – 0.2%
Ritchie Bros. Auctioneers, Inc.,
5.38%, 1/15/25(1)	385	401
Machinery Manufacturing – 0.5%
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26(1)	1,370	1,356
Metals & Mining – 2.2%
Alcoa Nederland Holding B.V.,
7.00%, 9/30/26 (1)	200	218
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	2,695	2,715
Constellium S.E.,
6.63%, 3/1/25	250	259
First Quantum Minerals Ltd.,
6.50%, 3/1/24 (1)	200	201
7.50%, 4/1/25 (1)	200	205
Hudbay Minerals, Inc.,
7.63%, 1/15/25 (1)	367	387
IAMGOLD Corp.,
7.00%, 4/15/25 (1)	50	52
Kinross Gold Corp.,
5.13%, 9/1/21	50	52

NORTHERN FUNDS QUARTERLY REPORT     63    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Metals & Mining – 2.2%continued
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	$125	$137
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22 (1)	25	24
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1)	1,905	1,429
Old Steelco, Inc.,
9.50%, 11/15/19 (1) (3)	275	157
Taseko Mines Ltd.,
8.75%, 6/15/22 (1)	150	125
		5,961
Oil & Gas Services & Equipment – 0.8%
Ensign Drilling, Inc.,
9.25%, 4/15/24 (1)	150	142
Noble Holding International Ltd.,
7.75%, 1/15/24	69	36
7.88%, 2/1/26 (1)	125	91
8.95%, 4/1/45	25	10
Precision Drilling Corp.,
7.75%, 12/15/23	170	170
5.25%, 11/15/24	240	220
7.13%, 1/15/26 (1)	210	199
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/25 (1)	125	119
Transocean Guardian Ltd.,
5.88%, 1/15/24 (1)	111	114
Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	45	46
Transocean Sentry Ltd.,
5.38%, 5/15/23 (1)	50	51
Transocean, Inc.,
5.80%, 10/15/22	75	72
9.00%, 7/15/23 (1)	125	132
7.25%, 11/1/25 (1)	560	549
7.50%, 1/15/26	25	25
7.50%, 4/15/31	100	77
6.80%, 3/15/38	50	35
Weatherford International Ltd.,
8.25%, 6/15/23 (3)	50	13
9.88%, 2/15/24 (3)	125	32
7.00%, 3/15/38 (3)	50	13
		2,146
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Pharmaceuticals – 0.9%
Bausch Health Cos., Inc.,
5.50%, 3/1/23 (1)	$43	$43
5.88%, 5/15/23 (1)	106	107
7.00%, 3/15/24 (1)	140	146
6.13%, 4/15/25 (1)	715	739
9.00%, 12/15/25 (1)	650	739
5.75%, 8/15/27 (1)	25	27
7.00%, 1/15/28 (1)	25	27
5.00%, 1/30/28 (1)	75	77
7.25%, 5/30/29 (1)	50	57
5.25%, 1/30/30 (1)	75	78
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23 (1)	213	154
6.00%, 2/1/25 (1)	200	135
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
4.88%, 4/15/20 (1)	25	19
5.75%, 8/1/22 (1)	75	31
		2,379
Refining & Marketing – 0.1%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	200	203
Parkland Fuel Corp.,
6.00%, 4/1/26 (1)	25	26
5.88%, 7/15/27 (1)	125	135
		364
Restaurants – 0.4%
1011778 B.C. ULC/New Red Finance, Inc.,
4.25%, 5/15/24 (1)	475	487
5.00%, 10/15/25 (1)	685	707
4.38%, 1/15/28 (1)	25	25
		1,219
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC,
4.63%, 6/15/22(1)	200	211
Software & Services – 0.3%
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	100	103
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.00%, 2/1/25 (1)	335	345

MULTI-MANAGER FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Software & Services – 0.3%continued
Open Text Corp.,
5.88%, 6/1/26 (1)	$305	$326
		774
Travel & Lodging – 0.1%
NCL Corp. Ltd.,
3.63%, 12/15/24 (1)	25	25
Silversea Cruise Finance Ltd.,
7.25%, 2/1/25 (1)	50	53
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	75	78
5.88%, 9/15/27 (1)	100	107
		263
Utilities – 0.0%
Rockpoint Gas Storage Canada Ltd.,
7.00%, 3/31/23 (1)	25	24
Superior Plus L.P./Superior General Partner, Inc.,
7.00%, 7/15/26 (1)	25	27
		51
Waste & Environment Services & Equipment – 0.0%
GFL Environmental, Inc.,
5.13%, 12/15/26(1)	25	26
Wireless Telecommunications Services – 1.6%
Altice France S.A.,
7.38%, 5/1/26 (1)	890	955
8.13%, 2/1/27 (1)	380	428
5.50%, 1/15/28 (1)	470	483
Connect Finco S.a.r.l./Connect US Finco LLC,
6.75%, 10/1/26 (1)	585	623
Digicel Group One Ltd.,
8.25%, 12/30/22 (1)	310	173
Digicel Group Two Ltd.,
8.25%, 9/30/22 (1)	340	82
Intelsat Connect Finance S.A.,
9.50%, 2/15/23 (1)	300	210
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	840	721
8.00%, 2/15/24 (1)	100	103
9.75%, 7/15/25 (1)	300	277
Intelsat Luxembourg S.A.,
8.13%, 6/1/23	125	74
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.2% continued
Wireless Telecommunications Services – 1.6%continued
Telesat Canada/Telesat LLC,
4.88%, 6/1/27 (1)	$50	$51
6.50%, 10/15/27 (1)	75	78
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (6)	125	147
Xplornet Communications, Inc.,
9.63%, 6/1/22 (1) (2)	57	57
		4,462
Wireline Telecommunications Services – 0.1%
Telecom Italia Capital S.A.,
6.00%, 9/30/34	175	188
7.20%, 7/18/36	25	29
Telecom Italia S.p.A.,
5.30%, 5/30/24 (1)	25	27
		244
Total Foreign Issuer Bonds
(Cost $33,972)		30,500

TERM LOANS – 17.3%(10)
Auto Parts Manufacturing – 1.3%
DexKo Global, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M+ 8.25%), 10.19%, 7/24/25	1,460	1,449
Panther BF Aggregator 2 L.P., Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.50%), 5.30%, 4/30/26	199	200
Truck Hero, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 8.25%, 1.00% Floor), 10.05%, 4/21/25	2,050	1,947
		3,596
Cable & Satellite – 0.0%
Radiate Holdco LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.00%, 0.75% Floor), 4.80%, 2/1/24	97	97

NORTHERN FUNDS QUARTERLY REPORT     65    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Casinos & Gaming – 0.7%
18 Fremont Street Acquisition LLC, Term Loan,
(Floating, ICE LIBOR USD 6M+ 8.00%, 1.50% Floor), 10.04%, 8/9/25	$1,590	$1,598
Boyd Gaming Corp., Refinancing Term B Loan,
(Floating, ICE LIBOR USD 1W+ 2.25%), 3.85%, 9/15/23	87	87
CEOC LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M+ 2.00%), 3.80%, 10/7/24	81	82
CityCenter Holdings LLC, Term B Loan,
4/18/24 (11) (12)	—	—
Everi Payments, Inc., Term B Loan,
5/9/24 (11) (12)	—	—
Gateway Casinos & Entertainment Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 3.00%), 4.94%, 12/1/23	74	74
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 3M+ 2.75%, 0.75% Floor), 4.55%, 10/4/23	1	1
(Floating, ICE LIBOR USD 3M+ 2.75%, 0.75% Floor), 4.68%, 10/4/23	36	36
(Floating, ICE LIBOR USD 3M+ 2.75%, 0.75% Floor), 4.72%, 10/4/23	32	32
Mohegan Tribal Gaming Authority, Term B Loan,
(Floating, ICE LIBOR USD 1M+ 4.00%, 1.00% Floor), 5.80%, 10/13/23	61	59
		1,969
Chemicals – 0.7%
ASP Unifrax Holdings, Inc., USD Term Loan,
(Floating, ICE LIBOR USD 3M+ 3.75%), 5.69%, 12/12/25	25	23
Consolidated Energy Finance S.A., Initial Term Loan,
5/7/25 (11) (12)	—	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Chemicals – 0.7%continued
(Floating, ICE LIBOR USD 3M+ 2.50%), 4.55%, 5/7/25	$74	$72
UTEX Industries, Inc., Initial Loan,
(Floating, ICE LIBOR USD 1M+ 7.25%, 1.00% Floor), 9.05%, 5/20/22	2,200	1,096
UTEX Industries, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 4.00%, 1.00% Floor), 5.80%, 5/21/21	940	680
		1,871
Construction Materials Manufacturing – 0.1%
Forterra Finance LLC, Replacement Term Loan,
10/25/23 (12)	141	138
(Floating, ICE LIBOR USD 1M+ 3.00%, 1.00% Floor), 4.80%, 10/25/23	207	202
		340
Consumer Products – 0.7%
Kronos Acquisition Intermediate, Inc., Initial Loan,
5/15/23 (12)	290	284
(Floating, ICE LIBOR USD 1M+ 4.00%, 1.00% Floor), 5.79%, 5/15/23	340	333
Parfums Holding Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 8.75%, 1.00% Floor), 10.70%, 6/30/25	950	942
Sunshine Luxembourg VII S.a.r.l., Facility B1,
(Floating, ICE LIBOR USD 3M+ 4.25%, 1.00% Floor), 6.19%, 10/1/26	430	434
		1,993
Consumer Services – 0.2%
IRI Holdings, Inc., Initial Term Loan,
12/1/25 (12)	449	440
National Intergovernmental Purchasing Alliance Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 3.75%), 5.69%, 5/23/25	49	49

MULTI-MANAGER FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Consumer Services – 0.2%continued
USS Ultimate Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 3.75%, 1.00% Floor), 5.67%, 8/25/24	$49	$49
(Floating, ICE LIBOR USD 3M+ 3.75%, 1.00% Floor), 5.69%, 8/25/24 (11)	—	—
		538
Containers & Packaging – 0.2%
Berry Global, Inc., Term U Loan,
(Floating, ICE LIBOR USD 1M+ 2.50%), 4.22%, 7/1/26	174	174
BWay Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 3.25%), 5.23%, 4/3/24	348	347
Flex Acquisition Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 3.00%, 1.00% Floor), 4.69%, 12/29/23	2	2
(Floating, ICE LIBOR USD 3M+ 3.00%, 1.00% Floor), 5.10%, 12/29/23	87	86
		609
Distributors - Consumer Discretionary – 0.1%
American Tire Distributors, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 6.00%, 1.00% Floor), 7.93%, 9/1/23	197	194
(Floating, ICE LIBOR USD 1M+ 7.50%, 1.00% Floor), 9.30%, 9/2/24	116	102
(Floating, ICE LIBOR USD 1M+ 7.50%, 1.00% Floor), 9.44%, 9/2/24	15	13
IAA, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 2.25%), 4.06%, 6/29/26	24	25
KAR Auction Services, Inc., Tranche B-6 Term Loan,
(Floating, ICE LIBOR USD 1M+ 2.25%), 4.06%, 9/19/26	25	25
		359
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Educational Services – 0.7%
KUEHG Corp., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M+ 8.25%, 1.00% Floor), 10.19%, 8/22/25	$1,020	$1,018
Learning Care Group (US) No. 2, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 7.50%, 1.00% Floor), 9.68%, 3/13/26	770	770
		1,788
Electrical Equipment Manufacturing – 0.8%
Deliver Buyer, Inc., Term Loan,
5/1/24 (12)	199	200
(Floating, ICE LIBOR USD 3M+ 5.00%), 6.94%, 5/1/24	1,945	1,954
		2,154
Entertainment Content – 0.0%
Diamond Sports Group LLC, Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.25%), 5.03%, 8/24/26	50	50
Lions Gate Capital Holdings LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M+ 2.25%), 4.05%, 3/24/25	20	20
		70
Entertainment Resources – 0.4%
Life Time Fitness, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M+ 2.75%, 1.00% Floor), 4.66%, 6/10/22	317	317
Merlin Entertainment, Term Loan,
10/16/26 (12)	25	25
Nascar Holdings, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M+ 2.75%), 4.49%, 10/19/26	71	72
SeaWorld Parks & Entertainment, Inc., Term B-5 Loan,
(Floating, ICE LIBOR USD 1M+ 3.00%, 0.75% Floor), 4.80%, 4/1/24	431	433

NORTHERN FUNDS QUARTERLY REPORT     67    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Entertainment Resources – 0.4%continued
UFC Holdings LLC, Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.25%, 1.00% Floor), 5.05%, 4/29/26	$98	$99
		946
Exploration & Production – 0.1%
California Resources Corp., Initial Loan,
(Floating, ICE LIBOR USD 1M+ 4.75%), 6.55%, 12/31/22	325	290
California Resources Corp., Loan,
(Floating, ICE LIBOR USD 1M+ 10.38%), 12.18%, 12/31/21	25	18
		308
Financial Services – 0.3%
Masergy Holdings, Inc., Initial Loan,
(Floating, ICE LIBOR USD 3M+ 7.50%, 1.00% Floor), 9.46%, 12/16/24	840	816
Food & Beverage – 0.0%
B&G Foods, Inc., Tranche B-4 Term Loan,
10/10/26(11) (12)	—	—
Gaming, Lodging & Restaurants – 0.0%
Spectacle Gary Holdings LLC, Closing Date Term Loan,
11/6/25 (12)	93	94
Spectacle Gary Holdings LLC, Delayed Draw Term Loan,
11/6/25 (12)	7	7
		101
Health Care Facilities & Services – 2.9%
Air Methods Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 3.50%, 1.00% Floor), 5.44%, 4/22/24	48	42
Aveanna Healthcare LLC, Initial New Term Loan,
(Floating, ICE LIBOR USD 1M+ 5.50%, 1.00% Floor), 7.30%, 3/18/24	50	48
Aveanna Healthcare LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 8.00%, 1.00% Floor), 9.80%, 3/17/25	1,710	1,629
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Health Care Facilities & Services – 2.9%continued
Dentalcorp Health Services ULC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 7.50%, 1.00% Floor), 9.30%, 6/8/26	$1,580	$1,556
Lanai Holdings III, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 8.50%, 1.00% Floor), 10.43%, 8/28/23	1,820	1,547
National Mentor Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 8.50%, 1.00% Floor), 10.30%, 3/8/27	1,340	1,326
Packaging Coordinators Midco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 8.75%, 1.00% Floor), 10.70%, 7/1/24	1,450	1,443
Team Health Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 2.75%, 1.00% Floor), 4.55%, 2/6/24	261	211
		7,802
Home & Office Products Manufacturing – 0.0%
Serta Simmons Bedding LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 8.00%, 1.00% Floor), 9.79%, 11/8/24	95	28
Industrial Other – 0.3%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan,
6/21/24 (12)	618	616
(Floating, ICE LIBOR USD 3M+ 4.25%, 1.00% Floor), 6.18%, 6/21/24	42	42
(Floating, ICE LIBOR USD 3M+ 4.25%, 1.00% Floor), 6.29%, 6/21/24	38	37
HD Supply, Inc., Term B-5 Loan,
(Floating, ICE LIBOR USD 1M+ 1.75%), 3.55%, 10/17/23	99	100

MULTI-MANAGER FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Industrial Other – 0.3%continued
MRO Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 5.00%), 6.94%, 6/4/26	$75	$75
		870
Internet Media – 1.6%
MH Sub I LLC, Amendment No. 2 Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 7.50%, 1.00% Floor), 9.30%, 9/15/25	3,060	3,047
Ten-X LLC, Term Loan,
(Floating, ICE LIBOR USD 1M+ 8.00%), 9.80%, 9/29/25 (9)	1,360	1,319
		4,366
Machinery Manufacturing – 1.2%
Altra Industrial Motion Corp., Term Loan,
(Floating, ICE LIBOR USD 1M+ 2.00%), 3.80%, 10/1/25	44	44
Engineered Machinery Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 7.25%, 1.00% Floor), 9.19%, 7/18/25	2,045	2,016
Granite Holdings US Acquisition Co., Term B Loan,
(Floating, ICE LIBOR USD 3M+ 5.25%), 7.21%, 9/30/26	1,065	1,068
		3,128
Managed Care – 0.2%
Tivity Health, Inc., Tranche A Term Loan,
(Floating, ICE LIBOR USD 1M+ 4.25%), 6.05%, 3/8/24	209	209
(Floating, ICE LIBOR USD 1M+ 5.25%), 7.05%, 3/6/26	284	284
		493
Manufactured Goods – 0.0%
Neenah Foundry Co., Loan,
(Floating, ICE LIBOR USD 2M+ 6.50%), 8.34%, 12/13/22	19	19
(Floating, ICE LIBOR USD 2M+ 6.50%), 8.35%, 12/13/22	23	22
		41
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Metals & Mining – 0.2%
Big River Steel LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M+ 5.00%, 1.00% Floor), 6.94%, 8/23/23	$25	$25
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M+ 10.00%), 11.94%, 5/31/23 (9)	627	627
		652
Oil & Gas Services & Equipment – 0.0%
Keane Group Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.75%, 1.00% Floor), 5.56%, 5/25/25	25	23
Oil, Gas & Coal – 0.0%
Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M+ 11.00%), 11.00%, 3/26/24	15	16
Pipeline – 0.2%
BCP Raptor LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 4.25%, 1.00% Floor), 6.05%, 6/24/24	209	192
Brazos Delaware II LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 4.00%), 5.79%, 5/21/25	208	178
Lower Cadence Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 4.00%), 5.80%, 5/22/26	121	120
Medallion Midland Acquisition LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.25%, 1.00% Floor), 5.05%, 10/30/24	44	43
Prairie ECI Acquiror L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 4.75%), 6.69%, 3/11/26	49	48
		581

NORTHERN FUNDS QUARTERLY REPORT     69    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Power Generation – 0.0%
Vistra Operations Co. LLC, 2018 Incremental Term Loan,
(Floating, ICE LIBOR USD 1M+ 2.00%), 3.49%, 12/31/25	$9	$9
(Floating, ICE LIBOR USD 1M+ 2.00%), 3.55%, 12/31/25	38	38
		47
Property & Casualty Insurance – 1.5%
Asurion LLC, New B-7 Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.00%), 4.80%, 11/3/24	159	160
Asurion LLC, Replacement B-6 Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.00%), 4.80%, 11/3/23	97	97
Asurion LLC, Second Lien Replacement B-2 Term Loan,
8/4/25 (12)	580	460
(Floating, ICE LIBOR USD 1M+ 6.50%), 8.30%, 8/4/25	2,965	3,126
Hub International Ltd., 2019 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M+ 4.00%, 1.00% Floor), 5.90%, 4/25/25	150	151
Hub International Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 2.75%), 4.69%, 4/25/25	49	49
		4,043
Publishing & Broadcasting – 0.1%
Cengage Learning, Inc., 2016 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M+ 4.25%, 1.00% Floor), 6.05%, 6/7/23	124	119
Clear Channel Outdoor Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M+ 3.50%), 5.30%, 8/21/26	50	50
Nexstar Broadcasting, Inc., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M+ 2.75%), 4.45%, 9/18/26	75	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Publishing & Broadcasting – 0.1%continued
Sinclair Television Group, Inc., Tranche B-2b Term Loan,
(Floating, ICE LIBOR USD 1M+ 2.50%), 4.24%, 9/30/26	$25	$25
		269
Real Estate – 0.1%
RHP Hotel Properties L.P., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M+ 2.00%), 3.80%, 5/11/24	156	157
Refining & Marketing – 0.0%
CITGO Holding, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M+ 7.00%, 1.00% Floor), 8.80%, 8/1/23	100	101
Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M+ 1.75%), 3.55%, 11/19/26	158	159
Retail - Consumer Discretionary – 0.5%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 5.00%, 0.75% Floor), 6.80%, 9/25/24	657	654
Foundation Building Materials Holding Co. LLC, Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.00%), 4.80%, 8/13/25 (11)	—	—
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 1M+ 5.00%), 6.69%, 4/16/26	653	640
		1,294
Software – 0.0%
Camelot U.S. Acquisition 1 Co., Initial Term Loan,
10/30/26(12)	50	50
Software & Services – 1.3%
Dun & Bradstreet (The) Corp., Initial Term Borrowing,
(Floating, ICE LIBOR USD 1M+ 5.00%), 6.79%, 2/6/26	50	51

MULTI-MANAGER FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Software & Services – 1.3%continued
Evergreen Skills Lux S.a.r.l., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 4.75%, 1.00% Floor), 6.95%, 4/28/21	$2,101	$1,606
Iqvia, Inc., Term B-3 Dollar Loan,
(Floating, ICE LIBOR USD 3M+ 1.75%), 3.69%, 6/11/25	72	72
MPH Acquisition Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 2.75%, 1.00% Floor), 4.69%, 6/7/23	249	246
Peak 10 Holding Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M+ 7.25%, 1.00% Floor), 9.16%, 8/1/25	1,360	835
Refinitiv US Holdings, Inc., Initial Dollar Term Loan,
10/1/25 (12)	50	51
(Floating, ICE LIBOR USD 1M+ 3.25%), 5.05%, 10/1/25	199	200
SS&C Technologies Holdings, Inc., Term B-3 Loan,
(Floating, ICE LIBOR USD 1M+ 2.25%), 4.05%, 4/16/25	26	26
SS&C Technologies Holdings, Inc., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M+ 2.25%), 4.05%, 4/16/25	18	18
TierPoint LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M+ 7.25%, 1.00% Floor), 9.05%, 5/5/25	480	421
		3,526
Transportation & Logistics – 0.0%
Navistar, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.50%), 5.24%, 11/6/24	73	73
Travel & Lodging – 0.2%
Hilton Worldwide Finance LLC, Series B-2 Term Loan,
(Floating, ICE LIBOR USD 1M+ 1.75%), 3.54%, 6/22/26	225	226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 17.3% (10)continued
Travel & Lodging – 0.2%continued
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M+ 1.75%), 3.55%, 8/29/25	$174	$175
		401
Wireless Telecommunications Services – 0.4%
Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 1M+ 4.00%), 5.74%, 8/14/26	623	624
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan,
(Floating, ICE LIBOR USD 3M+ 3.75%, 1.00% Floor), 5.68%, 11/27/23	195	195
Sprint Communications, Inc., 2019 Incremental Term Loan,
(Floating, ICE LIBOR USD 1M+ 3.00%, 0.75% Floor), 4.81%, 2/2/24	194	193
Windstream Services LLC, Term Facility,
(Floating, ICE LIBOR USD 1M+ 2.50%), 4.30%, 2/26/21	50	50
		1,062
Wireline Telecommunications Services – 0.2%
Frontier Communications Corp., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M+ 3.75%, 0.75% Floor), 5.55%, 6/15/24	453	454
Total Term Loans
(Cost $49,607)		47,191

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 1.0%
Chemicals – 0.0%
Hexion Holdings Corp., Class B*	7,901	$95
Distributors - Consumer Discretionary – 0.2%
ATD New Holdings, Inc.(9) *	22,076	538
Metals & Mining – 0.7%
Real Alloy Parent, Inc.(9) *	48	1,857
Oil, Gas & Coal – 0.1%
Bonanza Creek Energy, Inc.*	5,714	133

NORTHERN FUNDS QUARTERLY REPORT     71    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 1.0% continued
Oil, Gas & Coal – 0.1%continued
Jones Energy II, Inc.*	1,599	$19
Parker Drilling Co.*	1,014	23
		175
Software – 0.0%
Avaya Holdings Corp.*	3,198	43
Total Common Stocks
(Cost $2,762)		2,708

CONVERTIBLE PREFERRED STOCKS – 0.0%
Exploration & Production – 0.0%
Chesapeake Energy Corp.,5.75%(1)	13	2
Total Convertible Preferred Stocks
(Cost $10)		2

PREFERRED STOCKS – 0.0%
Retail - Consumer Discretionary – 0.0%
MYT Holding Co.(1) *	8,421	7
Total Preferred Stocks
(Cost $12)		7

OTHER – 0.0%
Escrow Appvion, Inc.(7) *	225,000	—
Escrow GenOn Energy, Inc.(7) *	25,000	—
Escrow Hercules Offshore, Inc.(7) *	3,570	—
Escrow T-Mobile USA, Inc.(7) *	860,000	—
Escrow Washington Mutual Bank(9) *	250,000	3
Total Other
(Cost $24)		3

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Appvion, Inc. Class A, Exp. 6/1/20, Strike $0.00(7) *	219	$—
Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00(7) *	219	—
Halcon Resources Corp., Exp. 9/9/20, Strike $14.04(5) *	3,297	—
iHeartMedia, Inc., Exp. 5/1/39, Strike $0.00*	419	7
Jones Energy II, Inc., Exp. 5/7/24, Strike $0.00(5) *	340	—
Total Warrants
(Cost $7)		7

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(13) (14)	9,094,273	$9,094
Total Investment Companies
(Cost $9,094)		9,094

Total Investments – 102.3%
(Cost $288,548)		279,644
Liabilities less Other Assets – (2.3%)		(6,188)
NET ASSETS – 100.0%		$273,456

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(4)	Restricted security that has been deemed illiquid. At December 31, 2019, the value of these restricted illiquid securities amounted to approximately $68,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	$396
OGX Austria GmbH, 8.38%, 4/1/22	4/13/18-2/20/19	1,497
Real Alloy Holding, Inc., 10.00%, 1/15/19	5/30/12-4/18/13	1,254
Windstream Services LLC/Windstream Finance Corp., 6.38%, 8/1/23	12/23/14	20
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25	11/7/17	62

(5)	Value rounds to less than one thousand.
(6)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(7)	Level 3 asset that is worthless, bankrupt or has been delisted.
(8)	Perpetual bond. Maturity date represents next call date.
(9)	Level 3 asset.
(10)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	Position is unsettled. Contract rate was not determined at December 31, 2019 and does not take effect until settlement date.

MULTI-MANAGER FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of December 31, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

CMT - Constant Maturity

CR - Custody Receipt

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	0.8%
BB	19.9
B	38.9
CCC or Below	30.3
Not Rated	6.9
Cash Equivalent	3.2
Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At December 31, 2019, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$85	$—	$85
Corporate Bonds:
Entertainment Resources	—	3,818	1,104	4,922
Iron & Steel	—	—	2,670	2,670
Managed Care	—	3,906	4,671	8,577
Manufactured Goods	—	2,039	1,511	3,550
All Other Industries(1)	—	170,328	—	170,328
Total Corporate Bonds	—	180,091	9,956	190,047
Foreign Issuer Bonds(1)	—	30,500	—	30,500
Term Loans:
Internet Media	—	3,047	1,319	4,366
Metals & Mining	—	25	627	652
All Other Industries(1)	—	42,173	—	42,173
Total Term Loans	—	45,245	1,946	47,191
Common Stocks:
Distributors - Consumer Discretionary	—	—	538	538
Metals & Mining	—	—	1,857	1,857
All Other Industries(1)	313	—	—	313
Total Common Stocks	313	—	2,395	2,708
Preferred Stocks(1)	—	7	—	7
Convertible Preferred Stocks(1)	—	2	—	2
Other	—	—	3	3
Warrants	—	7	—	7
Investment Companies	9,094	—	—	9,094
Total Investments	$9,407	$255,937	$14,300	$279,644

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     73    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/19 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/19 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/19 (000S)
Corporate Bonds
Consumer Products	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(442)
Entertainment Resources	1,093	1	—	10	—	—	—	—	1,104	10
Iron & Steel	2,670	—	—	—	—	—	—	—	2,670	—
Managed Care	4,405	89	9	148	169	(149)	—	—	4,671	148
Manufactured Goods	1,511	18	—	(18)	—	—	—	—	1,511	(18)
Term Loans
Health Care Facilities & Services	115	—	—	—	—	(115)	—	—	—	—
Internet Media	1,319	2	—	(2)	—	—	—	—	1,319	(2)
Metals & Mining	627	—	—	—	—	—	—	—	627	—
Common Stocks
Distributors - Consumer Discretionary	480	—	—	58	—	—	—	—	538	58
Metals & Mining	1,849	—	—	8	—	—	—	—	1,857	8
Other	—	—	—	3	—	—	—	—	3	6
Warrants	453	—	482	(369)	—	(566)	—	—	—	—
Total	$14,522	$110	$491	$(162)	$169	$(830)	$—	$—	$14,300	$(232)
Security valued at $3 included in the Balance as of 12/31/19 above was valued using evaluated prices provided by a third party provider. Securities valued at $14,297 included in the Balance as of 12/31/19 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
	FAIR VALUE AT 12/31/19 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$ 5,285	Market Approach	Yield(1)	4.5%-9.2% (6.57%)
Corporate Bonds	$4,671	Recovery Method	Estimated Recovery Value(3)	Not Applicable
Term Loans	$ 1,946	Market Approach	Yield(1)	4.7%-10.2% (8.73%)
Common Stocks	$ 2,395	Discounted Cash Flow/Market Approach	Discount Rate/EBITDA Multiple(2)	12.9%/6.0x

(1)The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.
(2)The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
MULTI-MANAGER FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
(3)The significant unobservable inputs that can be used in the fair value measurement are: Distressed/Defaulted Market Discount and Estimated Recovery Value. Significant increases (decreases) in the market discount in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$24,050	$216,392	$231,348	$221	$9,094	9,094,273
NORTHERN FUNDS QUARTERLY REPORT     75    MULTI-MANAGER FUNDS